UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP
(Exact name of registrant as specified in charter)

Kiewit Plaza, Omaha, NE 68131
(Address of principal executive offices) (Zip code)

Eric Olson
Kiewit Plaza
Omaha, NE 68131
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end:  March 31

Date of reporting period:  April 1, 2010 to March 31, 2011

Item 1. Reports to Unitholders.

The following is a copy of the report transmitted to Unitholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Kiewit

Kiewit Investment Fund LLLP Annual Report

March 31, 2011

Investment Adviser

Hall Capital Partners LLC

kiewitinvestmentfund.com

Inside Front Cover
Blank

Kiewit Investment Fund LLLP
Annual Report – March 31, 2011
Table Of Contents

Letter to Unitholders	2
Portfolio Allocation	6
Performance Information	7
Financial Statements
Financial Highlights	9
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Statement of Cash Flows	13
Notes to Financial Statements	14
Summary Schedule of Investments	23
Report of Independent Registered Public Accounting Firm	30
Directors and Officers	31

Letter to Unitholders
March 31, 2011

Dear Unitholder:

We would like to welcome the new investors to the Kiewit Investment Fund and express our appreciation to our existing investors who maintained or increased their investment in the Fund over the last fiscal year.

At March 31, 2011, there were 432 Fund investors and the Fund had total net assets of $195.7 million, or $17,993.21 per unit (net of total distributions paid from inception through 3/31/2011 of $780 per unit).

For the annual period covered by this report, April 1, 2010 through March 31, 2011, the total return of the Fund was up 10.62%.

Market Recap
Global equity markets closed a volatile fiscal year (ending March 31, 2011) with meaningful gains. Markets were down sharply from April through Summer 2010, primarily due to concerns over the sovereign debt situation in Europe coupled with the “flash crash” in mid-May. Economic conditions in Europe continue to diverge between more resilient countries (such as Germany) and fiscally challenged countries (such as Greece, Portugal and Spain). In the U.S., the unemployment rate has dropped to a two-year low and manufacturing figures have improved, but consumer confidence and housing data continue to show weakness.

In spite of these uncertainties, as the fiscal year progressed investors became less concerned about the economies of developed countries. Global equity markets staged a rally into the fall after the U.S. Federal Reserve alluded to a second round of quantitative easing (purchasing U.S. Treasuries to increase the money supply) to stimulate the economy.

Fixed income markets were initially strong in anticipation of the second round of quantitative easing but came under pressure in late 2010 due to market expectations for higher growth, rate increases and potential inflation. Overall bond inflows were reduced in the latter part of the fiscal year in favor of equity funds. However, high yield bond and loan funds continued to see strong inflows into early 2011.

The following chart depicts the performance of selected equity indices over the fiscal year:

Investors continue to be wary of any threats to global growth, as demonstrated through the sharp sell-off in markets after the tragic events in Japan and the volatility in commodity prices as a result of unrest in the Middle East North Africa region (“MENA”). In the MENA region, few expected the magnitude of the regime changes that are occurring. Investors are increasingly nervous about the impact to regional stability which has primarily manifested itself through higher oil prices; the price of Brent oil rose from $94 to $117 per barrel from January through March 2011. Global equity markets outside of those countries have so far seen limited impact, while stocks of energy companies and markets with significant energy exposure have benefitted in recent months. A significant energy price shock could have a meaningful negative impact on global growth.

Performance
The Fund’s performance for the one year ended March 31, 2011 and the average annualized performance for 5 years and since inception in comparison to the Fund’s Balanced Benchmark1 (the “Benchmark”) and the S&P 5002 Index is as follows:

			Average
		Average	Annualized
		Annualized	Since
	1 Year	5 Years	Inception†
Fund, net of fees and expenses	10.62%	3.39%	4.19%
Benchmark ††	12.84%	4.60%	5.04%
S & P 500 Index ††	15.65%	2.62%	3.68%

†	The fund commenced investment operations on August 24, 2005.
††	The Benchmark and S&P 500 Index are not managed and do not reflect sales charges, commissions, expenses or taxes.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s units, when tendered for repurchase, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent quarter end may be obtained by calling 800-443-4306 or visiting www.kiewitinvestmentfund.com.

Key Drivers
All asset categories produced positive returns for the Fund for the annual period. The Fund’s Equity portfolio was the largest driver of performance but also the most volatile as measured by standard deviation of returns. Domestic, International and Global equity managers all meaningfully contributed, but the Domestic equity portion provided stronger relative performance.

As in the prior fiscal year, within the Fund’s Hedge Fund portfolio the primary driver of return during the period was credit securities. In the latter half of the fiscal period, several of the Fund’s Hedge Fund managers took profits and started to reduce their investments in high yield bonds and loans. The flexibility of underlying strategies in the Hedge Fund portfolio allows managers to allocate where they find what, in their view, are the best opportunities and vary exposure to a wide range of investments including equity, high yield, investment grade credit and cash. This can prove particularly valuable in an evolving economic and investment environment.

Comparison to the Benchmark
To assess its performance, the Fund compares its returns against the Benchmark. The Benchmark is an unmanaged index constructed by the investment adviser and approved by the Fund’s Board of Directors to reflect the asset allocation that an investor might use to create a balanced portfolio to manage their own assets.

The Fund underperformed relative to the Benchmark for the fiscal year and remains slightly below the Benchmark since inception. International and emerging market equities are not part of the Fund’s Benchmark; however, a portion of the Fund is invested with managers who hold securities issued in these markets. Over the fiscal year, non-U.S. markets significantly underperformed domestic markets, driving a portion of the Fund’s underperformance relative to the Benchmark.

1
The Balanced Benchmark consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Barclays Capital Aggregate Bond Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Barclays Capital Aggregate Bond Index represents debt securities that are taxable and dollar denominated; the index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. One cannot invest directly in an index.

2	The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the U.S. equity market in general.

Since inception, the Fund’s underperformance is due in large part to the strong performance of the Barclays Aggregate Bond Index which represents 40% of the Benchmark, but only 9% of the Fund’s actual asset allocation as of March 31, 2011. As noted before, the Benchmark is not managed and neither the Benchmark nor the S&P 500 Index reflects sales charges, commissions, expenses or taxes.

The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. Due to the investment goals and strategies of the Fund, it is likely that the Fund’s performance, especially over short timeframes, will deviate, possibly dramatically, from the Benchmark.

A significant portion of the Fund’s capital is allocated to Equity investments which are intended to be held through full market cycles of five to seven years or longer, and it is critical to keep this long-term perspective when evaluating shorter term performance both to the upside and the downside.

Importance of Diversification
During the volatile period in the first half of the fiscal year, Fund performance was roughly flat. Almost all of the Fund’s return for the annual period came in the second half, as equity and credit markets rallied. Over this fiscal year, and since the inception of the Fund, we have seen the importance of diversification across asset classes and geographies. As equity markets were declining in the second calendar quarter of 2010, U.S. bond markets remained stable. During this period, the Cash, Fixed Income and Hedge Fund portions helped to provide some protection to the overall portfolio. Later in the year, the Fund benefitted from the improvement in equity markets. This demonstrates the importance of positioning the portfolio for a wide range of environments.

A further example can be seen in March 2011 during the crisis in Japan. Global and International Equity strategies posted negative returns. However, the strong understanding of companies and long-term focus gave the active managers of these strategies the necessary conviction to use the broad-based market sell-off to initiate or add to positions in Japan and other markets. This improved the long-term positioning of their portfolios. At the same time, the Fund’s Fixed Income and Hedge Fund portfolios provided support in the shorter term. Consequently, the direct impact of the crisis was minimal to the Fund overall, which was slightly positive on the month.

It should be noted that the Fund is a non-diversified company for the purposes of the Investment Company Act of 1940, and may in the future choose to concentrate its investments.

Portfolio Positioning
The Fund has made a few incremental changes in the portfolio in the past fiscal year to take advantage of long-term opportunities presently believed to be attractive. We opportunistically added to global and international equities while shifting some exposure from long credit investments to more hedged strategies.

At the beginning of the fiscal year, the Fund fully redeemed its interest in Liberty Square Strategic Partners IV (Asia), L.P. As mentioned in the 2010 Annual Report, as of April 1, 2010, a new passive domestic equity sub-adviser, Geode Capital Management, LLC, took over management of that aspect of the portfolio from SSgA Funds Management, Inc.

In early 2011, the Fund made new investments in two hedge funds, Conatus Capital Partners LP (“Conatus”) and Brigade Leveraged Capital Structures Fund LP (“Brigade”). Conatus uses a fundamental-oriented approach to invest long and short in public equities globally. Brigade is a multi-strategy credit fund that focuses on securities of companies with leveraged balance sheets and seeks to exploit inefficiencies through long and short investments.

After the global financial crisis, investors have become more acutely attuned to negative scenarios, termed “black swan” or “tail-risk” events. By nature, it is difficult to predict these events and to assess the probability and magnitude of their impact, as we’ve seen with the events in the MENA region. Positioning the portfolio for a wide range of economic and investment scenarios helps mitigate these risks while also ensuring the Fund has the opportunity to take advantage of market dislocations. In addition, investing in flexible strategies, particularly Hedge Funds, allows managers to invest dynamically.

Commentary
Over the fiscal year, global markets proved incredibly resilient in the face of geopolitical crises, natural disasters and commodity price shocks. That said, global growth could be dampened by a variety of factors, including rising commodity prices and inflation, higher interest rates, geopolitical uncertainty and meaningful fiscal/sovereign imbalances which will require both austerity and deleveraging. The events of the past fiscal year underscored the need for investors to be prepared for heightened levels of volatility which can be the source of both risk and opportunity.

Periods of increased volatility and market dislocation can create opportunities for investors with a flexible portfolio structured with multiple drivers of return and a long time horizon. We remain focused on investing with managers who perform deep fundamental research, exhibit strong valuation discipline, and have robust investment platforms and broad mandates which should allow them to be nimble and opportunistic in navigating the global investment landscape.

Please refer to the remainder of the Annual Report as of March 31, 2011, which presents the financial statements, summary of portfolio holdings and other information about the Fund. The next report on the Fund will be the semi-annual report as of September 30, 2011. We look forward to the opportunity to discuss the Fund again with you in our next report.

Sincerely,
Kathryn A. Hall
Hall Capital Partners LLC - Fund Adviser

Past performance does not guarantee future results.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. References to other funds should not be interpreted as an offer to sell these securities or the solicitation of an offer to buy these securities.

An investment in the Fund entails substantial risks; loss of principal is possible. These risks include but are not limited to general market risks, fund specific risks, investment and securities specific risks, special investment instrument and technique risks and special risks of hedge funds and other unregistered portfolio funds. Please see the prospectus for further details. The Fund may not be suitable for all investors.

Investments by the Fund in Alternative investment Products, including hedge funds, will increase the risk of investment loss as these underlying funds often engage in leveraging and other speculative investment practices. Additionally, the Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Standard deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns.

Quasar Distributors, LLC, Distributor

Kiewit Investment Fund LLLP
Portfolio Allocation (Unaudited)
March 31, 2011

As mentioned in the Letter to Unitholders, the Fund seeks to diversify its holdings by investing across various asset categories. Following is a table that reflects the Fund’s Portfolio Allocation as of March 31 for each of the last five years:

Annual Portfolio Allocation*

*	Fund holdings and asset allocations vary through the year and may change at any time.
^
The Fund currently allocates assets to absolute return and equity hedge funds. Absolute return hedge funds seek to generate positive annual returns with low volatility in all market environments. Equity hedge managers typically buy “long” or sell “short” U.S. and global equities. These equity hedge investments tend to have a greater allocation of capital to long investments (owning the actual security) than short (selling a borrowed security which must be replaced) and are often more correlated to the returns of equity markets than absolute return strategies.

#	Short-term investments include cash/cash equivalents and other assets in excess of liabilities.

Diversification does not assure a profit nor protect against loss in a declining market.

Kiewit Investment Fund LLLP
Performance Information (Unaudited)

Total Return For the Fund, net of fees and expenses, for the Year Ended March 31, 2011	10.62%
Total Return For the Balanced Benchmark for the Year Ended March 31, 2011*	12.84%
Average Annual Total Return For the Fund, net of fees and expenses, Since Inception	4.19	%†
Average Annual Total Return For the Balanced Benchmark Since Inception*	5.04	%†

Portfolio Summary as of March 31, 2011

Pzena Investment Management, LLC
Percentage
Top Five Common Stocks	of Net Assets (b)
Hewlett-Packard Co.	0.4%
Exxon Mobil Corp.	0.3
Allstate Corp./The	0.3
Northrop Grumman Corp.	0.3
UBS AG (a)	0.3
Total	1.6%

Geode Capital Management, LLC
Percentage
Top Five Common Stocks	of Net Assets (b)
Exxon Mobil Corp.	0.8%
Apple, Inc. (a)	0.5
Chevron Corp.	0.4
General Electric Co.	0.4
International Business Machine Corp.	0.4
Total	2.5%

Payden & Rygel
Percentage
Top Five Short-Term Investments #	of Net Assets (b)
U.S. Treasury Bills
0.10%, due 01/13/11	1.4%
Federal Home Loan Mortgage Corp. Discount Note
0.08%, due 06/20/11 (c)	0.8
Federal National Mortgage Association Discount Note
0.09%, due 6/22/11 (c)	0.5
Federal National Mortgage Association Discount Note
0.09%, due 6/29/11 (c)	0.5
U.S. Treasury Bills
0.11%, due 04/28/11	0.1
Total	3.3%

Asset Allocation by Adviser/Sub-Adviser
as of March 31, 2011
(as a percentage of Net Assets)

Percentage
Top Five Fixed Income Investments	of Net Assets (b)
Federal National Mortgage Association
5.00%, due 04/25/41, TBA	0.3%
U.S. Treasury Notes
0.50%, due 04/15/15	0.2
Federal National Mortgage Association
5.50%, due 05/25/41, TBA	0.2
Government National Mortgage Association
4.50%, due 05/20/40	0.2
National Credit Union Administration Guaranteed Notes
Series 2010-R3, Class 1A, 0.82%, due 12/08/20 (d)	0.2
Total	1.1%

*
The Balanced Benchmark (the “Benchmark”) is an unmanaged index constructed by the investment adviser and approved by the Board to reflect the asset allocation that the average investor (who may not have access to portfolio funds included in the Fund’s actual asset allocation) might use to create a balanced portfolio to manage their own assets. It consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Barclays Capital Aggregate Bond Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Barclays Capital Aggregate Bond Index represents debt securities that are taxable and dollar denominated; the index covers the U.S. Investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Benchmark does not reflect sales charges, commissions, expenses or taxes. Investments cannot be made directly into the Benchmark. One cannot invest directly in an index.

†	The Fund commenced investment operations on August 24, 2005.
#	Short-term Investments include cash/cash equivalents and other assets in excess of liabilities.
(a)	Non-income producing security.
(b)	The percentage of net assets shown is the percentage of Fund net assets managed by the respective Sub-Adviser.
(c)	Zero coupon security. Rate disclosed is yield as of March 31, 2011.
(d)	Variable or floating rate security. Rate disclosed is as of March 31, 2011.

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Kiewit Investment Fund LLLP
Financial Highlights
For A Unit Outstanding Throughout the Period

	For the Year Ended March 31, 2011		For the Year Ended March 31, 2010		For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2007

Net Asset Value, Beginning of Period	$16,405.00		$12,013.46		$16,864.35	$17,432.97	$15,984.27

Income from Investment Operations:
Net Investment Income (Loss)	(15.87	)(a)	(6.28	)(a)	133.32 (a)	281.66 (a)	227.76 (a)
Net Realized and Unrealized Gain (Loss)	1,744.08		4,487.82		(4,684.21)	(850.28)	1,470.94
Total from Investment Operations	1,728.21		4,481.54		(4,550.89)	(568.62)	1,698.70
Less Annual Cash Distributions Paid to Unitholders from:
Investment Operations	(140.00)		(90.00)		(300.00)	—	(250.00)

Net Asset Value, End of Period	$17,993.21		$16,405.00		$12,013.46	$16,864.35	$17,432.97

Total Return	10.62%		37.56%		(27.49)%	(3.26)%	10.65%

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$195,666		$171,495		$133,705	$197,437	$187,631
Average Net Assets throughout the Period (in Thousands)	$172,447		$157,273		$170,364	$202,648	$174,763
Ratio of Expenses to Average Net Assets	1.16%		1.30%		1.17%	1.10%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.09)%		(0.04)%		0.91%	1.58%	1.38%
Portfolio Turnover Rate	58%		25%		48%	63%	61%

(a)	The net investment income per unit data was determined by using average units outstanding throughout the period.

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Statement of Assets and Liabilities
March 31, 2011

ASSETS:
Investments, at Value (Cost $156,545,789)	$195,658,390
Cash	2,505,448
Units Subscribed Receivable	1,913,100
Receivable for Investment Securities Sold	918,445
Dividends and Interest Receivable	214,679
Prepaid Insurance Fee	35,727
Receivable from Unitholders	12,169
Unrealized Appreciation on Futures Contracts	8,440
Total Assets	201,266,398

LIABILITIES:
Units Redeemed Payable	2,812,842
Payable for Investment Securities Purchased	2,421,759
Advisory and Sub-Advisory Fees Payable	198,912
Administration Fees Payable	51,151
Due to Broker	2,509
Accrued Expenses	112,950
Total Liabilities	5,600,123
Net Assets	$195,666,275

NET ASSETS CONSIST OF:
Paid-in Capital	$169,155,036
Undistributed Net Investment Loss	(1,116,703)
Accumulated Net Realized Loss	(11,493,099)
Unrealized Appreciation on:
Investments	39,112,601
Futures Contracts	8,440
Net Assets	$195,666,275

Units Outstanding (unlimited units authorized)	10,874.45

Net Asset Value Per Unit	$17,993.21

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Statement of Operations
For the Year Ended March 31, 2011

Investment Income:
Dividends (net of foreign withholding taxes of $4,258)	$1,282,545
Interest	553,414
Total Income	1,835,959

Expenses:
Advisory and Sub-Advisory Fees (Note B)	842,854
Directors’ and Officers’ Fees	372,319
Administration Fees (Note C)	309,399
Legal Fees	147,700
Insurance Fees	107,239
Transfer Agent Fees (Note C)	80,000
Audit Fees	71,430
Custodian Fees (Note F)	35,000
Printing Fees	15,590
Registration and Filing Fees	8,501
Miscellaneous Expenses	11,276
Total Expenses	2,001,308
Net Investment Loss	(165,349)

Net Realized Gain on:
Investments Sold	4,969,792
Futures Contracts	40,354
Net Realized Gain	5,010,146

Change in Unrealized Appreciation on:
Investments	12,832,230
Futures Contracts	1,903
Change in Unrealized Appreciation	12,834,133
Total Net Realized Gain and Change in Unrealized Appreciation	17,844,279
Net Increase in Net Assets Resulting from Operations	$17,678,930

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Statement of Changes in Net Assets

	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010
Increase (Decrease) in Net Assets
Operations:
Net Investment Loss	$(165,349)	$(68,045)
Net Realized Gain (Loss)	5,010,146	(126,984)
Change in Unrealized Appreciation	12,834,133	49,420,520
Net Increase in Net Assets Resulting from Operations	17,678,930	49,225,491

Annual Cash Distributions Paid to Unitholders:
Investment Operations	(1,463,533)	(1,001,661)

Capital Transactions:(1)
Subscribed	21,532,856	1,976,000
Redeemed	(13,576,754)	(12,409,683)
Net Increase (Decrease) in Net Assets from Capital Unit Transactions	7,956,102	(10,433,683)
Total Increase in Net Assets	24,171,499	37,790,147

Net Assets:
Beginning of Period	$171,494,776	$133,704,629
End of Period	$195,666,275	$171,494,776

Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$(1,116,703)	$512,179

(1) Capital Transactions:
Units Subscribed	1,237.83	125.52
Units Redeemed	(817.19)	(801.28)
Net Increase (Decrease) from Capital Unit Transactions	420.64	(675.76)

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Statement of Cash Flows

For the Year Ended
March 31, 2011
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$17,678,930
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash used in Operating Activities:
Purchase of investment securities	(100,134,042)
Proceeds from disposition of investment securities	92,421,400
Proceeds from short-term investment securities, net	(7,088,507)
Decrease in receivable for investment securities sold	1,586,170
Decrease in dividends and interest receivable	7,920
Decrease in advance contribution to portfolio fund	2,000,000
Decrease in prepaid insurance fee	13,488
Decrease in receivable from unitholders	14,667
Decrease in receivable from portfolio funds	3,416,830
Increase in payable for investment securities purchased	237,751
Increase in advisory and sub-advisory fees payable	18,247
Decrease in administration fees payable	(3,454)
Increase in due to broker	2,509
Net change in variation margin payable	(2,210)
Decrease in accrued expenses	(18,033)
Net accretion of discounts and premiums	75,837
Unrealized appreciation on securities	(12,832,230)
Unrealized appreciation on futures contracts	(8,440)
Net realized gain from investments	(4,969,792)
Net cash used in operating activities	(7,582,959)

Cash Flows from Financing Activities:
Increase in units subscribed receivable	(1,458,100)
Increase in units redeemed payable	540,202
Proceeds from units subscribed	21,532,856
Payment on units redeemed	(13,576,754)
Annual cash distributions paid to unitholders	(1,463,533)
Net cash provided by financing activities	5,574,671
Net decrease in cash	(2,008,288)

Cash:
Beginning balance	4,513,736
Ending balance	$2,505,448

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Notes to Financial Statements
March 31, 2011

Kiewit Investment Fund LLLP (the “Fund”) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is operated as an “employees’ securities company” under the 1940 Act and has received an order from the Securities and Exchange Commission exempting the Fund from certain provisions of the 1940 Act. The Fund commenced investment operations on August 24, 2005.

The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. There is no assurance that the Fund will achieve its investment objective.

The Fund is designed as a long-term investment vehicle primarily for current full-time and former employees of Peter Kiewit Sons’, Inc. (“Kiewit”) and its affiliated companies who are or were participants in the Kiewit Employee Ownership Plan or were holders of Kiewit’s $0.01 par value common stock and members of each such person’s immediate family.

A. Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. Security Valuation:

Some of the Fund’s securities are priced daily, however, for the purpose of determining net asset value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”).

The value of securities which are quoted or dealt on any stock exchange (including any securities traded on an “over the counter market”) is based on the last trade sales price or official closing price on such stock exchange.

Debt securities (other than short-term obligations) are valued by independent pricing services approved by the Fund, or by quotes provided from one or more broker dealers or market makers. The independent pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. In the absence of readily available market quotations, fair value is determined by or under the direction of the Board.

Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are categorized in level 2 of the fair value hierarchy in Note 2 of the financial statements.

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)

The Fund’s investments in private investment funds managed by third parties (“Portfolio Funds”) are valued at fair value using procedures approved by the Board. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s Valuation Committee, which consists of the investment adviser, Hall Capital Partners LLC (“Hall Capital Partners” or the “Adviser’) and the Fund officers, to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds. The Valuation Committee will consider such information, including the possibility that redemption rights might be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying fund agreements, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund. The Fund then compares their valuation of Portfolio Funds to the net asset value per share or its equivalent (NAV) as reported by the Portfolio Fund, as a practical expedient, to ensure that the value of the Fund’s investment in Portfolio Funds is reasonably stated at the valuation date.

Due to the inherent uncertainty surrounding investment valuation, the estimated fair values that have been used may differ significantly from the values that would have been received if a sale were to occur with an unrelated party in the current market, and such differences could be material to the financial statements. The Fund concluded that the reported values of these investments in the financial statements approximate fair value as of March 31, 2011.

2. Fair Value Measurements:

The Fund adopted ASC 820, “Fair Value Measurements and Disclosure”, which defines fair value as the “price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date.” In determining fair value, the Fund uses various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used to measure fair value. The hierarchy gives the highest priority to adjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical assets

Level 2 – Other significant observable inputs (including quoted prices for similar securities)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Partnerships and hedge funds with redemptions available monthly or quarterly are classified as Level 2, while investments with less frequent (i.e. semi-annual or annual) or restricted redemptions are classified as Level 3. In addition, partnerships and hedge funds may restrict redemptions under certain circumstances. As of March 31, 2011, several of the Fund’s hedge fund investments classified as Level 3 had restricted redemptions, and none of the Fund’s partnerships or hedge fund investments had unfunded commitments.

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2011 carried at value:

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Significant
Investment Type	Prices	Observable Inputs	Unobservable Inputs	Total
Equity Investments
Common Stocks	$67,550,079	$—	$—	$67,550,079
Registered Investment Companies	22,306,760	—	—	22,306,760
Partnerships	—	29,008,000	1,528,000	30,536,000
Alternative Assets
Hedge Funds	—	16,276,000	30,699,000	46,975,000
Fixed Income Investments
Asset Backed Securities	—	155,382	—	155,382
Certificate of Deposit	—	49,987	—	49,987
Collateralized Mortgage
Obligations	—	683,238	—	683,238
Corporate Bonds	—	9,308,941	—	9,308,941
U.S. Government Agency and
Mortgaged-Backed Securities	—	4,344,309	—	4,344,309
U.S. Treasury Securities	—	2,166,778	—	2,166,778
Other	—	543,230	—	543,230
Short-Term Investments	—	11,038,686	—	11,038,686
Other Financial Instruments*	8,440	—	—	8,440
Total	$89,865,279	$73,574,551	$32,227,000	$195,666,830

*Other financial instruments include futures.

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)

The following table includes a roll forward of the amounts classified within Level 3 for the year ended March 31, 2011:

Investments in
Securities
Balance as of 3/31/10	$27,068,170
Realized gain	1,053,346
Unrealized gain	1,697,546
Purchases	5,000,000
Sales	(2,592,062)
Balance as of 3/31/11	$32,227,000

For the year ended March 31, 2011, the total change in unrealized gain included in the change in net assets on Level 3 securities still held at year end was $2,749,869. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations. There were no transfers between Levels 1 and 2 during the period.

3. Futures:

Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Following are disclosures about the Fund’s derivative and hedging activities for the year ended March 31, 2011.

The Fund’s derivatives that are not accounted for as hedging instruments under ASC 815 include Equity Index Futures Contracts, and are reported as follows:

•
Unrealized Appreciation of $8,440 is located in the Statement of Assets and Liabilities. This is the cumulative appreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the asset and liability sections of the Statement of Assets and Liabilities.

•	Net Realized Gain of $40,354 and Change in Unrealized Appreciation of $1,903 are both located in the Statement of Operations.

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)

The sub-adviser who manages the Fund’s Russell 3000 strategy invests in futures in order to be fully invested in the market at all times in an effort to reduce tracking error. The Fund had average outstanding contracts of $351,918 of future contracts for the year ended March 31, 2011.

4. Real Estate Investment Trusts:

At March 31, 2011, the Fund held common stock and corporate bond real estate investment trusts (“REITs”) that are included in the Russell 30000 Index and reported on the Summary Schedule of Investments as “Other” in the Financials section of Common Stocks and Corporate Bonds, respectively. REITs are real estate companies that pool investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

5. Security Transactions and Investment Income:

Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend Income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

6. Expenses:

Operating expenses are allocated to the Fund daily on a pro rata basis.

7. Distributions:

Distributions to unitholders are recorded on the record date determined by the Board. The taxability of distributions is determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

8. New Accounting Pronouncement:

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about the amounts and reasons for significant transfers in and out of Level 1 and 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlement in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. The Fund adopted ASU No. 2010-06. As of March 31, 2011, this did not result in an impact to the Fund’s financial statements, and the Fund has presented the revised disclosures.

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)

B. Advisory and Sub-Advisory Fees: Hall Capital Partners serves as the Fund’s investment adviser and provides investment management services to the Fund. The Adviser is responsible for developing, implementing and supervising the Fund’s investment program, subject to the supervision of the Board.

On August 11, 2010, the Advisory Agreement was continued for a one-year term. The Fund pays the Advisor an advisory fee of an annual percentage of 0.375% of the Fund’s net assets determined as of the end of each quarter. The Sub-Advisory Agreements for Payden & Rygel and Pzena Investment Management, LLC (“Pzena”) were also continued for a one-year term. The Sub-Advisory Agreement with Geode Capital Management, LLC (“Geode”) was not voted on because the Board had recently approved the initial Sub-Advisory Agreement. The Fund will pay each Sub-Adviser an advisory fee computed as a percentage of the Fund’s net assets allocated to such Sub-Adviser. The Sub-Advisers selected by the Board are: (1) Pzena, which is responsible for a portion of the Fund’s active U.S. equity strategy, (2) Payden & Rygel, which is responsible for the Fund’s fixed income strategy, including managing the Fund’s cash account, and (3) Geode, which is responsible for managing the Fund’s Russell 3000 Index strategy.

As compensation for its investment advisory services, the Fund pays Pzena a sub-advisory fee based on the average net assets managed by Pzena, payable monthly, at the following annual rate: (i) 0.70% per annum on the first $25,000,000; (ii) 0.50% per annum on the next $75,000,000; (iii) 0.40% per annum on the next $200,000,000, and (iv) 0.35% per annum thereafter. As compensation for its investment advisory services, the Fund pays Payden & Rygel a sub-advisory fee based on the average net assets managed by Payden & Rygel, payable monthly, at an annual rate of 0.15% for managing cash and equivalent assets, and 0.22% for managing fixed income assets on the first $50,000,000 and 0.15% per annum thereafter. As compensation for its investment advisory services, the Fund pays Geode a sub-advisory fee based on the average net assets managed by Geode, payable monthly, of 0.10% of the first $100,000,000, 0.08% of the next $150,000,000, and 0.06% per annum thereafter. Geode has a minimum per annum fee of $40,000.

The Fund invests in Portfolio Funds, and Portfolio Fund managers are compensated by asset-based fees and by performance fees or incentive allocations. These fees and allocations are not paid directly by the Fund. Rather, each Portfolio Fund deducts such fees directly from its assets.

C. Administration and Transfer Agent Fees: Under the terms of an administration agreement with the Fund, J.P. Morgan Investor Services Co. (“JPMorgan”) provides transfer agent, tax, accounting and administrative services to the Fund. In consideration for these services, the Fund paid JPMorgan a fee of $389,399 for the year ended March 31, 2011.

D. Distributor: Limited Partnership Units of the Fund (“Units”) are distributed by Quasar Distributors, LLC (the “Distributor”). Kiewit pays the Distributor for its services in connection with the offering of Units.

E. Investment Professional: LPL Financial, through its investment adviser representatives at Carson Wealth Management Group (the “Investment Professional”), has been retained to be available to consult with each potential investor. Before any prospective investor may invest in the Fund, the Fund will require the following certifications, among others, from the investor: (1) the prospective investor is aware of the availability of the Investment Professional for personal consultation without charge to the potential investor or the Fund, and (2) the potential investor had the opportunity to consult with the Investment Professional to the extent that he or she deemed appropriate. The fees and expenses of the Investment Professional relating to investing in the Fund are paid by Kiewit.

F. Custodian Fees: JPMorgan Chase Bank, N.A., an affiliate of JPMorgan, serves as the Fund’s custodian and maintains custody of the Fund’s assets. In consideration for these services, the Fund paid JPMorgan Chase Bank, N.A. a fee of $35,000 for the year ended March 31, 2011.

Kiewit Investment Fund LLLP
Notes to Financial Statements (continued)

G. Federal Income Taxes: The Fund is a limited liability limited partnership and does not pay U.S. Federal income tax on its taxable income. Instead, the income, gain, loss and deduction of the Fund are allocated among the limited partners and Kiewit Investment Holdings Inc., the general partner for tax purposes. Accordingly, no provision has been made for U.S. Federal income tax in the accompanying financial statements.

ASC No. 740 “Income Taxes” (“ASC 740”) provides guidelines for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or tax expense in the current year. No income tax liability for uncertain tax positions has been recognized in the accompanying financial statements. The Fund’s open tax years for the prior three years are subject to examination by federal and applicable state tax authorities.

H. Purchases and Sales: During the year ended March 31, 2011, the Fund’s cost of purchases and proceeds from sales totaled $90,243,570 and $83,195,603, respectively, of investment securities other than long-term U.S. Government securities. For the year ended March 31, 2011, cost of purchases and proceeds from sales of long-term U.S. Government securities were $9,890,472 and $9,225,797 respectively.

At March 31, 2011, cost and unrealized appreciation for U.S. Federal income tax purposes of the investments of the Fund were estimated as follows:

	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	(Depreciation)	Appreciation
$156,545,789	$42,832,493	$(3,719,892)	$39,112,601

I. Redemptions: In order to provide a limited degree of liquidity, the Fund has historically made semi-annual repurchase offers for Units at a price equal to the net asset value per Unit determined at the close of the tender period. The Fund’s Board approved making a tender offer to acquire 5% of the Fund’s Units at the net asset value determined as of September 30, 2010 and March 31, 2011, and reserved the right to increase the number of Units it repurchased up to an aggregate of 7% of the outstanding Units. On September 30, 2010, a total of 660.857 Units were validly tendered at the net asset value of $16,287.81 per unit, or $10,763,912. On March 31, 2011, a total of 156.328 Units were validly tendered at the net asset value of $17,993.21 per unit, or $2,812,842. The Fund engages in tender offers for Units at the discretion of the Board. There can be no guarantee that the Board will approve tender offers on the same time frame and for the same amounts in the future.

J. Concentration Risk: The Fund may concentrate its investments in issuers of one or more particular industries. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Kiewit Investment Fund LLLP
Notes to Financial Statements (concluded)

K. Other:
•	At March 31, 2011, the Fund had two Unitholders who controlled more than 10% of the outstanding Units. The aggregate percentage of Units held by these Unitholders was 43.99% and 10.64%, respectively.

•	On April 15, 2011, the Fund filed the following Supplement which supersedes information contained in the Fund’s Prospectus and Statement of Additional Information dated July 27, 2010:

Geode Capital Management, LLC (“Geode”), One Post Office Square, Boston, MA 02109-2106, serves as a Sub-Adviser for the Fund’s passive U.S. equity investments. Geode manages the portion of the Fund’s assets allocated to it using a team of investment professionals. Effective April 4, 2011, Senior Portfolio Manager Jeffrey Adams left Geode and no longer serves as a member of the Geode portfolio management team serving the Fund. All references to Jeffrey Adams in the Prospectus and Statement of Additional Information are hereby deleted.

The Fund’s assets allocated to Geode continue to be managed by the other members of the Geode portfolio management team listed in the section of the Prospectus captioned “MANAGEMENT OF THE FUND” under the sub-heading “Sub-Advisers” commencing on page 31 of the Prospectus.

•
Notice to Eligible Investors Residing Outside of the United States and Canada. Eligible investors who presently own, or anticipate acquiring, Units should understand that their ability to transact with the Fund while outside of the United States and Canada may be limited. The United States and certain foreign jurisdictions have laws restricting the ability of an issuer to offer, sell, transfer and purchase securities, such as the Units, within their borders. While the Fund makes certain regulatory filings and adheres to reporting requirements in order to permit its purchase and sale of Units in the United States and Canada, it has no intention to qualify the Units for purchase, sale or transfer in other jurisdictions. In order to avoid violations of foreign securities laws, the Fund will not, for example, distribute subscription materials to an address outside of the United States and Canada. Additionally, the Fund will not distribute any documents or other materials related to a tender offer to purchase Units into any country that is not the United States or Canada. As a result, an investor’s ability to purchase Units from the Fund or to participate in Fund tender offers, if any, while physically outside of the United States or Canada may be limited. The Fund also may be prohibited from effecting requests to transfer an investor’s Units originating from a foreign jurisdiction. Eligible investors who anticipate residing outside of the United States or Canada are encouraged to consult with their personal financial advisors regarding the appropriateness of an investment in the Fund.

L. Indemnification: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

M. Subsequent Event: The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events that would require disclosure.

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Kiewit Investment Fund LLLP
Summary Schedule of Investments
as of March 31, 2011	(in U.S. dollars)

			Percentage
		Fair	of Net
	Shares	Value	Assets
EQUITY INVESTMENTS
Common Stocks (Active & Passive Domestic Equities)
Consumer Discretionary
Omnicom Group, Inc.	9,281	$455,326	0.3%
Other**	213,402	6,713,363	3.4%
		7,168,689	3.7%
Consumer Staples
Coca-Cola Co./The	7,375	489,331	0.3%
Procters & Gamble Co./The	10,100	622,160	0.3%
Other**	97,323	3,953,555	2.0%
		5,065,046	2.6%
Energy
Chevron Corp.	7,037	755,985	0.4%
Exxon Mobil Corp.	25,860	2,175,602	1.1%
Other**	102,600	5,107,591	2.6%
		8,039,178	4.1%
Financials
ACE Ltd.	7,539	487,773	0.2%
Allstate Corp./The	19,748	627,591	0.3%
Axis Capital Holdings Ltd.	13,675	477,531	0.2%
Bank of America Corp.	51,400	685,162	0.4%
Berkshire Hathaway, Inc., Class B*	6,060	506,798	0.3%
Citigroup, Inc.	164,276	726,100	0.3%
Goldman Sachs Group, Inc./The	3,672	581,902	0.3%
JPMorgan Chase & Co.	22,037	1,015,906	0.5%
UBS AG*	28,750	518,938	0.3%
Wells Fargo & Co.	17,111	542,419	0.3%
Other**^	277,299	7,376,536	3.8%
		13,546,656	6.9%
Health Care
Forest Laboratories, Inc.*	16,083	519,481	0.3%
Johnson & Johnson	16,289	965,123	0.5%
Pfizer, Inc.	28,180	572,336	0.3%
Other**	158,610	6,027,933	3.0%
		8,084,873	4.1%
Industrials
General Electric Co.	37,341	748,687	0.4%
L-3 Communications Holdings, Inc.	6,301	493,431	0.3%
Northrop Grumman Corp.	10,056	630,612	0.3%
Other**	138,101	5,768,455	2.9%
		7,641,185	3.9%

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Summary Schedule of Investments (continued)
as of March 31, 2011	(in U.S. dollars)

			Percentage
		Fair	of Net
	Shares	Value	Assets
Information Technology
Apple, Inc.*	3,184	$1,109,465	0.5%
Cisco Systems, Inc.	20,030	343,515	0.2%
Google, Inc., Class A*	854	500,623	0.3%
Hewlett-Packard Co.	26,725	1,094,923	0.5%
International Business Machines Corp.	4,490	732,184	0.4%
Microsoft Corp.	36,767	932,411	0.5%
Other**	270,326	6,800,945	3.5%
		11,514,066	5.9%
Materials
PPG Industries, Inc.	5,255	500,329	0.3%
Other**	56,014	2,498,436	1.2%
		2,998,765	1.5%
Telecommunication Services
AT&T, Inc.	20,651	631,921	0.3%
Verizon Communications, Inc.	9,897	381,430	0.2%
Other**	32,047	429,222	0.2%
		1,442,573	0.7%
Utilities
Other**	64,709	2,049,048	1.1%

Total Common Stocks (Active & Passive Domestic Equities)
(Cost $55,153,707)		67,550,079	34.5%

Registered Investment Companies (Active International & Global Equities)
Dodge & Cox Global Stock Fund	1,359,408	12,615,304	6.4%
Longleaf Partners International Fund	614,161	9,691,456	5.0%
Total Registered Investment Companies (Active International & Global Equities)
(Cost $16,050,000)		22,306,760	11.4%

			Percentage
		Fair	of Net
	Cost	Value	Assets
Partnerships (Active Domestic & International Equities)(a)
Partnership (Active Domestic Equity)
ValueAct Capital Partners II, L.P.	$2,044,683	$1,528,000	0.8%
Partnership (Active International Equity)
Harris Associates International Value, L.P.	7,213,012	14,847,000	7.6%
Walter Scott International Fund, LLC	10,100,000	14,161,000	7.2%
Total Partnerships (Active Domestic & International Equities)
(Cost $19,357,695)		30,536,000	15.6%

TOTAL EQUITY INVESTMENTS
(Cost $90,561,402)		120,392,839	61.5%

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Summary Schedule of Investments (continued)
as of March 31, 2011	(in U.S. dollars)

			Percentage
		Fair	of Net
	Cost	Value	Assets
ALTERNATIVE ASSETS(a)
Hedge Funds
Absolute Return
Brigade Leveraged Capital Structures Fund LP	$3,000,000	$3,040,000	1.6%
Canyon Value Realization Fund, L.P	5,574,218	8,514,000	4.4%
GoldenTree Credit Opportunities, L.P	3,500,000	4,384,000	2.2%
Perry Partners, L.P	6,319,727	8,185,000	4.2%
Taconic Opportunity Fund, L.P	6,496,823	7,885,000	4.0%
Equity Hedge
Conatus Capital Partners LP	2,000,000	2,023,000	1.0%
Lansdowne European Strategic Equity Fund, L.P	3,500,000	4,794,000	2.5%
Millgate Partners II, L.P	4,000,000	3,597,000	1.8%
Royal Capital Value Fund (QP), LP	3,500,000	4,553,000	2.3%
TOTAL ALTERNATIVE ASSETS
(Cost $37,890,768)		46,975,000	24.0%

			Percentage
	Principal	Fair	of Net
	Amount	Value	Assets
FIXED INCOME INVESTMENTS
Asset-Backed Securities
National Credit Union Administration Guaranteed Notes
Series 2010-A1, Class A, 0.61%, due 12/07/20(b)	$55,324	$55,382	0.0%
Series 2011-R3, Class 1A, 0.67%, due 03/11/20(b)	100,000	100,000	0.1%
		155,382	0.1%
Certificate of Deposit
Other**	50,000	49,987	0.0%

Collateralized Mortgage Obligations
National Credit Union Administration Guaranteed Notes
Series 2010-C1, Class APT, 2.65%, due 10/29/20	98,880	97,268	0.0%
Series 2010-R1, Class 1A, 0.71%, due 10/07/20(b)	27,923	27,958	0.0%
Series 2010-R2, Class 1A, 0.63%, due 11/06/17(b)	167,665	167,716	0.1%
Series 2010-R3, Class 1A, 0.82%, due 12/08/20(b)	388,474	390,296	0.2%
		683,238	0.3%
Corporate Bonds
Consumer Discretionary
Omnicom Group, Inc.
5.90%, due 04/15/16	93,000	103,994	0.1%
Other**	783,000	815,276	0.4%
		919,270	0.5%
Consumer Staples
Coca-Cola Co./The
0.36%, due 05/15/12(b)	40,000	40,289	0.0%
Other**	723,000	743,327	0.4%
		783,616	0.4%
Energy
Other**	689,000	733,727	0.4%

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Summary Schedule of Investments (continued)
as of March 31, 2011	(in U.S. dollars)

			Percentage
	Principal	Fair	of Net
	Amount	Value	Assets
Financials
Bank of America Corp.
3.70%, due 09/01/15	$77,000	$77,123	0.0%
Citigroup, Inc.
2.31%, due 08/13/13(b)	30,000	30,882	0.0%
6.00%, due 12/13/13	75,000	81,549	0.1%
6.01%, due 01/15/15	45,000	49,177	0.0%
General Electric Capital Corp.
5.30%, due 02/11/21	40,000	40,627	0.0%
6.38%, due 11/15/67	30,000	30,825	0.0%
General Electric Capital Corp. MTN
0.31%, due 09/21/12	50,000	50,035	0.0%
1.88%, due 09/16/13	188,000	187,936	0.1%
3.50%, due 06/29/15	97,000	99,148	0.1%
4.38%, due 09/16/20	62,000	60,252	0.0%
SeriesG, 5.88%, due 01/14/38	79,000	77,995	0.0%
Goldman Sachs Group, Inc./The
1.31%, due 02/07/14(b)	20,000	20,145	0.0%
6.15%, due 04/01/18	72,000	78,061	0.1%
6.75%, due 10/01/37	80,000	80,690	0.1%
JPMorgan Chase & Co.
1.10%, due 01/24/14(b)	30,000	30,166	0.0%
5.55%, due 01/22/17	45,000	47,800	0.0%
6.30%, due 04/23/19	30,000	33,207	0.0%
Wells Fargo & Co.
3.68%, due 06/15/16	45,000	45,266	0.0%
Other**	2,971,000	3,059,468	1.6%
		4,180,352	2.1%
Health Care
Other**	860,000	904,015	0.5%

Industrials
General Electric Co.
5.25%, due 12/06/17	30,000	32,670	0.0%
Other**	50,000	52,692	0.0%
		85,362	0.0%
Information Technology
Cisco Systems, Inc.
0.56%, due 03/14/14(b)	80,000	80,258	0.0%
5.90%, due 02/15/39	54,000	56,034	0.0%
Microsoft Corp.
0.88%, due 09/27/13	30,000	29,786	0.0%
3.00%, due 10/01/20	178,000	165,261	0.1%
Other**	90,000	84,695	0.1%
		416,034	0.2%
Materials
Other**	486,000	541,254	0.3%

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Summary Schedule of Investments (continued)
as of March 31, 2011	(in U.S. dollars)

			Percentage
	Principal	Fair	of Net
	Amount	Value	Assets
Telecommunication Services
AT&T Wireless, Inc.
8.13%, due 05/01/12	$89,000	$95,790	0.1%
8.75%, due 03/01/31	23,000	31,564	0.0%
Verizon Communications, Inc.
0.92%, due 03/28/14(b)	50,000	50,266	0.0%
4.60%, due 04/01/21	90,000	89,615	0.0%
Other**	140,000	138,523	0.1%
		405,758	0.2%
Utilities
Other**	327,000	339,553	0.2%

Foreign Government Securities
Other**	422,000	467,141	0.2%

Municipal Bond
Califonia - Other**	70,000	76,089	0.0%

U.S. Government Agency Mortgage-Backed Securities
Federal Home Loan Mortgage Corp.
6.00%, due 11/01/36	178,002	194,213	0.1%
Federal National Mortgage Association
3.58%, due 02/01/41(b)	152,643	157,972	0.1%
4.00%, due 04/25/41, TBA	290,000	285,197	0.1%
4.50%, due 04/25/41, TBA	120,000	122,119	0.1%
5.00%, due 04/25/41, TBA	560,000	585,813	0.3%
5.00%, due 06/01/33	178,927	188,324	0.1%
5.00%, due 09/01/33	256,586	270,474	0.1%
5.50%, due 04/01/34	176,984	190,672	0.1%
5.50%, due 04/01/36	130,749	140,508	0.1%
5.50%, due 05/01/34	285,520	307,453	0.2%
5.50%, due 05/25/41, TBA	410,000	437,162	0.2%
		2,685,694	1.4%
Government National Mortgage Association
4.00%, due 09/20/40	137,449	137,671	0.1%
4.50%, due 05/20/40	385,604	397,855	0.2%
5.50%, due 04/15/41, TBA	50,000	54,141	0.0%
		589,667	0.3%
U.S. Government Agency Securities
Federal Home Loan Mortgage Corp.
0.88%, due 10/28/13	370,000	366,919	0.2%
Federal National Mortgage Association
0.63%, due 09/24/12	150,000	150,093	0.1%
1.63%, due 10/26/15	310,000	301,644	0.2%
4.50%, due 03/01/40	54,928	56,079	0.0%
		507,816	0.3%

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Summary Schedule of Investments (continued)
as of March 31, 2011	(in U.S.dollars)

			Percentage
	Principal	Fair	of Net
	Amount	Value	Assets
U.S. Treasury Securities
U.S. Treasury Bonds
4.38%, due 05/15/40	$90,000	$87,990	0.0%
5.00%, due 05/15/37	100,000	108,656	0.1%
5.38%, due 02/15/31	145,000	165,821	0.1%
		362,467	0.2%
U.S. Treasury Notes
0.50%, due 04/15/15	460,000	485,201	0.2%
0.63%, due 01/31/13	333,000	332,402	0.2%
0.75%, due 12/15/13	300,000	296,976	0.2%
1.38%, due 11/30/15	400,000	387,344	0.2%
2.50%, due 03/31/15	28,000	28,798	0.0%
2.75%, due 02/15/19	280,000	273,590	0.1%
		1,804,311	0.9%
TOTAL FIXED INCOME INVESTMENTS
(Cost $17,055,458)		17,251,865	8.8%

SHORT-TERM INVESTMENTS
Commercial Paper
JPMorgan Chase & Co.
0.15%, 04/01/11	2,069,987	2,069,987	1.1%

U.S. Government Agency Securities
Federal Home Loan Mortgage Corp. Discount Note
0.08%, 06/20/11(d)	1,500,000	1,499,700	0.8%
Federal National Mortgage Association Discount Notes
0.09%, 06/22/11(d)	1,000,000	999,795	0.5%
0.09%, 06/29/11(d)	1,000,000	999,778	0.5%
		3,499,273	1.8%
U.S. Treasury Securities
U.S. Treasury Bills
0.08%, 04/14/11	1,500,000	1,499,951	0.8%
0.10%, 01/13/11	2,800,000	2,799,991	1.4%
0.11%, 04/28/11	250,000	249,979	0.1%
0.11%, 07/28/11(c)	40,000	39,986	0.0%
0.12%, 08/11/11	650,000	649,702	0.4%
0.16%, 09/22/11	230,000	229,817	0.1%
		5,469,426	2.8%
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,038,161)		11,038,686	5.7%

TOTAL INVESTMENTS (100.0%)
(Cost $156,545,789)(e)		$195,658,390	100.0%
Other Assets in Excess of Liabilities (0.0%)		7,885	0.0%
NET ASSETS (100.0%)		$195,666,275	100.0%
The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Summary Schedule of Investments (concluded)
as of March 31, 2011

Notes to Summary Schedule of investments:

*	Non-income producing security.
**	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings, and in total for any issuer, represent 1% or less of net assets.
^	Aggregate value may include Real Estate Investment Trusts (REITs).
(a)	Partnerships and hedge funds were valued at fair value — at March 31, 2011, the Fund held $77,511,000, representing 39.6% of net assets.
(b)	Variable or floating rate security. Rate disclosed is as of March 31, 2011.
(c)	Security pledged as collateral for futures contracts.
(d)	Zero coupon security. Rate disclosed is yield as of March 31, 2011.
(e)	Estimated tax basis approximates book cost. See Note H to the Financial Statements.
MTN — Medium Term Note.
TBA — Security is subjected to delayed delivery.

(in U.S. dollars)

Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at March 31, 2011.

	Number	Notional	Expiration	Net Unrealized
	of Contracts	Market Value	Date	Appreciation
Long:
Mini Russell 2000 Index	1	$84,170	June-11	$2,612
E-mini S&P 500 Index	2	132,100	June-11	3,216
S&P 500 Index	1	330,250	June-11	2,612
				$8,440

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. The complete Schedule of Investments is available (i) without charge, upon request, by calling the Fund toll-free at 800-443-4306; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. The Summary Schedule of Investments includes the top 50 holdings and all investments in any one issuer whose fair values aggregate more than 1 percent of net assets.

The accompanying notes are an integral part of the financial statements.

Kiewit Investment Fund LLLP
Report of Independent Registered Public Accounting Firm

The Unitholders and Board of Directors
Kiewit Investment Fund LLLP:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of the Kiewit Investment Fund LLLP as of March 31, 2011, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kiewit Investment Fund LLLP as of March 31, 2011, and the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 25, 2011

Kiewit Investment Fund LLLP
Directors and Officers

The Fund’s Board has the responsibility for the overall management of the Fund, including general supervision and review of the Fund’s investment activities and their conformity with Delaware law and stated policies of the Fund. The Board elects the officers of the Fund who are responsible for administering the Fund’s day-to-day operations. The Directors and Officers of the Fund, together with information as to their principal business occupation during the last five years, and other information are shown below.

Name; Position(s) Held with Fund; Term of Office; Length of Time Served; Year of Birth	Principal Occupation(s) During Past Five Years; Other Outside Directorships
Robert D. Bates Director, Chairman of Audit Committee Indefinite; since June 2005 1941
President of Jefferson Pilot Benefit Partners for more than the last five years and consultant to Lincoln National Corporation. Retired from Lincoln National Corporation 9/30/2006, presently a consultant and investor.

Other Directorships: McCarthy Group, LLC, Market Sphere Consulting, LLC, TNE Holdings, LLC, Briggs, Inc. of Omaha

Richard L. Jarvis Director, Member of Audit Committee Indefinite; since November 2008 1949
Senior Vice President, Investments of Westwood Management Corp. since November 2010. Member of the Westwood Trust Investment Committee and Portfolio Manager of the WHG Dividend Growth Fund and the MGA Long-Short LP. Prior to joining Westwood, Mr. Jarvis was the founder and Chief Investment Officer of McCarthy Group Advisors, LLC and co-founder of McCarthy Group, LLC.

Other Directorships: None

Philip J. Ruden Chairman of the Board, Member of Audit Committee Annual; since September 2004 1959
Executive Vice-President and Chief Investment Officer of Father Flanagan’s Boys’ Home; founded Prodigy Asset Management, LLC in 1991. Prodigy is an SEC registered investment adviser that fulfills the Chief Investment Officer role for endowments, foundations, high net worth families, and institutional clients.

Other Directorships: None

Kenneth E. Stinson Director Indefinite; since September 2004 1942	Director and Chairman of the Board of Peter Kiewit Sons’, Inc. since 1998. Other Directorships: ConAgra Foods, Inc., McCarthy Group, LLC and Valmont Industries, Inc.
Eric Olson President and Chief Executive Officer Annual; since August 2010 1966
Currently employed by Kiewit Corporation as Manager of the Mergers & Acquisitions Group and Strategy & Development Group since 2008; previously a Financial Analyst in the Financial Service Group since 2000.

Robert L. Giles, Jr. Chief Compliance Officer Annual; since March 2005 1952
Chief Executive Officer of Kiewit Investment Fund LLLP from March 2005 to August 2010. Retired from Peter Kiewit Sons’, Inc. (Kiewit) in 1997 after 20 years as Stock Registrar, Internal Audit Manager; Director of Administration for Kiewit Industrial Co.; consultant for Kiewit on various projects since 1999.

Denise A. Meredith Chief Financial Officer Annual; since May 2005 1955
Formerly employed by Peter Kiewit Sons’, Inc. (Kiewit) for 20 years as Accounting Supervisor; formerly employed by Universal Restoration, Inc. as Business Manager from May 2004 to July 2007; consultant for Universal Restoration, Inc. from July 2007 to March 2008.

The address of each director and officer is Kiewit Plaza, Omaha, NE 68131.

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Inside Back Cover
Blank

Kiewit Investment Fund LLLP

Directors
Philip J. Ruden
Chairman of the Board
Robert D. Bates
Richard L. Jarvis
Kenneth E. Stinson

Executive Officers
Eric Olson
President and Chief Executive Officer
Denise A. Meredith
Treasurer and Chief Financial Officer
Robert L. Giles, Jr.
Chief Compliance Officer

Investment Adviser
Hall Capital Partners LLC
One Maritime Plaza, 5th Floor
San Francisco, CA 94111

Administrator and Transfer Agent
JPMorgan Chase Bank, N.A.
One Beacon Street
Boston, MA 02108

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, NY 10017

Legal Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019-6099

Independent Registered Public Accounting Firm
KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of the Fund's Units will fluctuate so that Units, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Kiewit Investment Fund LLLP will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities for the 12 months ended June 30, 2010, without charge, upon request by contacting the Fund directly at 1-800-443-4306 or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

This report is authorized for distribution only when preceded or accompanied by a prospectus which describes in detail the Fund's investment policies, risks, fees, and expenses. Please read the prospectus carefully before you invest or send money. Additional information about the Fund is available without charge, upon written or oral request, by contacting Kiewit Investment Fund LLLP at:

P.O. Box 5354, Cincinnati, OH 45201-5354
Phone: (800) 443-4306
E-mail: KIF_info@jpmorgan.com

World Wide Web: kiewitinvestmentfund.com

Item 2. Code of Ethics.

As of the end of the period, March 31, 2011, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, no substantive amendments were made to the code of ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-443-4306.

Item 3. Audit Committee Financial Expert.

The Board of Directors has determined that Robert D. Bates is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Bates is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for Kiewit Investment Fund LLLP by KPMG LLP for the years ended March 31, 2010 and March 31, 2011 were:

	2010	2011
Audit Fees (a)	$62,000	$64,000
Audit Related Fees (b)	0	0
Tax Fees (c)	0	0
All Other Fees (d)	0	0
Total:	$62,000	$64,000

(a)
Audit Fees: These fees relate to professional services rendered by KPMG LLP for the audits of the Fund’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements.  These services include the audits of the financial statements of the Fund and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by KPMG LLP related to audit services in connection with March 31, 2010 and March 31, 2011 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by KPMG LLP for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by KPMG LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)
The registrant's Audit Committee Charter provides that the Audit Committee has the duty and power to pre-approve audit and non-audit services provided by the independent registered public accounting firm as required by law; provided, however, that the Chairman of the Audit Committee shall have the authority to grant pre-approvals of audit and non-audit services subject to the requirement that any such pre-approval shall be presented to the full Audit Committee at its next scheduled meeting.

(e)(2)	Disclose the percentage of services described in each of paragraphs (b) through (d) listed above that were approved by the audit committee: 0%.

(f)
If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees:  N/A.

(g)
Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2010 and March 31, 2011:  $0 and $0.

(h)
The registrant's audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments

(a)	Schedule I –

Investments in Securities of Unaffiliated Issuers.

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2011

	Shares	Fair Value
EQUITY INVESTMENTS (61.5%)
Common Stocks (Active & Passive Domestic Equities) (34.5%)
Consumer Discretionary — 3.7%
99 Cents Only Stores*	175	$3,430
Aaron's, Inc.	341	8,648
Abercrombie & Fitch Co., Class A	306	17,962
Advance Auto Parts, Inc.	310	20,342
Aeropostale, Inc.*	300	7,296
AFC Enterprises, Inc.*	100	1,513
Amazon.com, Inc.*	1,226	220,839
Ambassadors Group, Inc.	100	1,095
American Axle & Manufacturing Holdings, Inc.*	158	1,989
American Eagle Outfitters, Inc.	648	10,297
American Greetings Corp., Class A	119	2,808
American Public Education, Inc.*	45	1,820
America's Car-Mart, Inc.*	50	1,289
Amerigon, Inc.*	123	1,878
Ameristar Casinos, Inc.	100	1,775
ANN, Inc.*	200	5,822
Apollo Group, Inc., Class A*	4,362	181,939
Arbitron, Inc.	100	4,003
Asbury Automotive Group, Inc.*	89	1,646
Ascena Retail Group, Inc.*	195	6,320
Ascent Media Corp., Class A*	55	2,687
Audiovox Corp., Class A*	216	1,728
Autoliv, Inc.	301	22,343
AutoNation, Inc.*	235	8,312
AutoZone, Inc.*	94	25,715
Bally Technologies, Inc.*	185	7,002
Barnes & Noble, Inc.	100	919
Beazer Homes USA, Inc.*	252	1,152
bebe stores, inc.	266	1,556
Bed Bath & Beyond, Inc.*	939	45,326
Belo Corp., Class A*	266	2,343
Best Buy Co., Inc.	1,132	32,511
Big 5 Sporting Goods Corp.	100	1,192
Big Lots, Inc.*	265	11,509
Biglari Holdings, Inc.*	5	2,118
BJ's Restaurants, Inc.*	64	2,517
Blue Nile, Inc.*	40	2,160
Bluegreen Corp.*	404	1,660
Blyth, Inc.	52	1,689
Bob Evans Farms, Inc.	100	3,260
BorgWarner, Inc.*	422	33,629
Boyd Gaming Corp.*	164	1,537
Bridgepoint Education, Inc.*	105	1,796
Brinker International, Inc.	323	8,172
Brown Shoe Co., Inc.	115	1,405
Brunswick Corp.	324	8,239
Buckle, Inc./The	82	3,313
Buffalo Wild Wings, Inc.*	54	2,939
Build-A-Bear Workshop, Inc.*	235	1,422
Cabela's, Inc.*	120	3,001
Cablevision Systems Corp., Class A	849	29,384
California Pizza Kitchen, Inc.*	108	1,823
Callaway Golf Co.	145	989
Capella Education Co.*	59	2,938
Career Education Corp.*	222	5,044
CarMax, Inc.*	782	25,102
Carnival Corp.	1,535	58,883
Carter's, Inc.*	199	5,697
Cato Corp./The, Class A	135	3,308
Cavco Industries, Inc.*	35	1,581
CBS Corp., Class B	2,389	59,821
CEC Entertainment, Inc.	68	2,566
Central European Media Enterprises Ltd., Class A*	98	2,068
Charming Shoppes, Inc.*	400	1,704
Cheesecake Factory, Inc./The*	232	6,981
Cherokee, Inc.	66	1,139
Chico's FAS, Inc.	635	9,462
Children's Place Retail Stores, Inc./The*	105	5,232
Chipotle Mexican Grill, Inc.*	111	30,233
Choice Hotels International, Inc.	100	3,885
Christopher & Banks Corp.	264	1,711
Churchill Downs, Inc.	32	1,328
Cinemark Holdings, Inc.	240	4,644
Citi Trends, Inc.*	77	1,716
CKX, Inc.*	345	1,456
Clear Channel Outdoor Holdings, Inc., Class A*	106	1,542
Coach, Inc.	1,075	55,943
Coinstar, Inc.*	118	5,419
Coldwater Creek, Inc.*	484	1,278
Collective Brands, Inc.*	200	4,316
Columbia Sportswear Co.	35	2,080
Comcast Corp., Class A	9,894	244,580
Cooper Tire & Rubber Co.	169	4,352
Core-Mark Holding Co., Inc.*	41	1,355
Corinthian Colleges, Inc.*	232	1,025
Cracker Barrel Old Country Store, Inc.	73	3,587
CROCS, Inc.*	306	5,459
CSS Industries, Inc.	60	1,131
Dana Holding Corp.*	491	8,538
Darden Restaurants, Inc.	485	23,828
Deckers Outdoor Corp.*	138	11,889
Denny's Corp.*	300	1,218
DeVry, Inc.	224	12,336
Dex One Corp.*	151	731
Dick's Sporting Goods, Inc.*	310	12,394
Dillard's, Inc., Class A	152	6,098
DineEquity, Inc.*	54	2,969
DIRECTV, Class A*	2,897	135,580
Discovery Communications, Inc., Class A*	1,007	40,179
DISH Network Corp., Class A*	803	19,561
Dollar General Corp.*	219	6,866
Dollar Tree, Inc.*	464	25,761
Domino's Pizza, Inc.*	100	1,843
Dorman Products, Inc.*	62	2,610
DR Horton, Inc.	982	11,440
DreamWorks Animation SKG, Inc., Class A*	275	7,681
Drew Industries, Inc.	84	1,876
Drugstore.Com, Inc.*	768	2,957
DSW, Inc., Class A*	46	1,838
Eastman Kodak Co.*	825	2,665
Education Management Corp.*	160	3,350
Ethan Allen Interiors, Inc.	100	2,190
EW Scripps Co., Class A*	133	1,317
Exide Technologies*	206	2,303
Expedia, Inc.	739	16,746
Family Dollar Stores, Inc.	452	23,197
Federal-Mogul Corp.*	80	1,992
Finish Line, Inc./The, Class A	191	3,791
Foot Locker, Inc.	533	10,511
Ford Motor Co.*	12,850	191,593
Fortune Brands, Inc.	4,959	306,913
Fossil, Inc.*	191	17,887
Fred's, Inc., Class A	100	1,332
Fuel Systems Solutions, Inc.*	40	1,207
Furniture Brands International, Inc.*	369	1,679
GameStop Corp., Class A*	501	11,283
Gannett Co., Inc.	838	12,763
Gap, Inc./The	1,500	33,990
Garmin Ltd.	388	13,138
Gaylord Entertainment Co.*	127	4,404
Genesco, Inc.*	57	2,291
Gentex Corp.	522	15,791
Genuine Parts Co.	576	30,897
G-III Apparel Group Ltd.*	44	1,654
Goodyear Tire & Rubber Co./The*	800	11,984
Grand Canyon Education, Inc.*	126	1,827
Group 1 Automotive, Inc.	62	2,654
Guess?, Inc.	223	8,775
H&R Block, Inc.	1,110	18,581
Hanesbrands, Inc.*	347	9,383
Harley-Davidson, Inc.	832	35,352
Harman International Industries, Inc.	225	10,534
Harte-Hanks, Inc.	103	1,226
Hasbro, Inc.	429	20,094
Haverty Furniture Cos., Inc.	147	1,949
Helen of Troy Ltd.*	100	2,940
hhgregg, Inc.*	93	1,245
Hibbett Sports, Inc.*	106	3,796
Hillenbrand, Inc.	208	4,472
Home Depot, Inc.	5,908	218,950
HOT Topic, Inc.	200	1,140
Hovnanian Enterprises, Inc., Class A*	265	935
HSN, Inc.*	140	4,484
Hyatt Hotels Corp., Class A*	140	6,026
Iconix Brand Group, Inc.*	213	4,575
International Game Technology	1,031	16,733
International Speedway Corp., Class A	100	2,980
Interpublic Group of Cos., Inc./The	1,719	21,608
Interval Leisure Group, Inc.*	140	2,289
iRobot Corp.*	82	2,697
Isle of Capri Casinos, Inc.*	100	950
ITT Educational Services, Inc.*	108	7,792
J.C. Penney Co., Inc.	10,869	390,306
Jack in the Box, Inc.*	183	4,150
Jakks Pacific, Inc.*	100	1,935
Jarden Corp.	299	10,635
John Wiley & Sons, Inc., Class A	134	6,813
Johnson Controls, Inc.	2,344	97,440
Jones Group, Inc./The	325	4,469
JoS. A. Bank Clothiers, Inc.*	105	5,342
Journal Communications, Inc., Class A*	330	1,980
K12, Inc.*	62	2,089
KB Home	226	2,811
Kirkland's, Inc.*	127	1,961
Knology, Inc.*	90	1,162
Kohl's Corp.	1,077	57,124
Krispy Kreme Doughnuts, Inc.*	200	1,408
K-Swiss, Inc., Class A*	100	1,127
Lamar Advertising Co., Class A*	223	8,238
Las Vegas Sands Corp.*	1,200	50,664
La-Z-Boy, Inc.*	200	1,910
Leapfrog Enterprises, Inc.*	280	1,210
Lear Corp.	346	16,909
Leggett & Platt, Inc.	499	12,226
Lennar Corp., Class A	553	10,020
Liberty Global, Inc., Class A*	773	32,010
Liberty Media Corp. - Capital, Series A*	285	20,996
Liberty Media Corp. - Interactive, Class A*	2,006	32,176
Liberty Media Corp. - Starz, Series A*	187	14,511
Life Time Fitness, Inc.*	145	5,410
Limited Brands, Inc.	935	30,743
LIN TV Corp., Class A*	231	1,370
Lincoln Educational Services Corp.	112	1,780
Lions Gate Entertainment Corp.*	269	1,681
Live Nation Entertainment, Inc.*	480	4,800
Liz Claiborne, Inc.*	282	1,520
LKQ Corp.*	510	12,291
Lowe's Cos., Inc.	5,033	133,022
Lumber Liquidators Holdings, Inc.*	45	1,125
M/I Homes, Inc.*	82	1,229
Macy's, Inc.	1,479	35,881
Madison Square Garden, Inc., Class A*	191	5,155
Maidenform Brands, Inc.*	85	2,428
Marcus Corp.	100	1,090
Marriott International, Inc., Class A	1,028	36,576
Martha Stewart Living Omnimedia, Class A*	446	1,655
Mattel, Inc.	1,259	31,387
Matthews International Corp., Class A	100	3,855
McClatchy Co./The, Class A*	426	1,448
McDonald's Corp.	3,756	285,794
McGraw-Hill Cos., Inc./The	1,108	43,655
MDC Holdings, Inc.	136	3,448
Media General, Inc., Class A*	175	1,204
Men's Wearhouse, Inc./The	153	4,140
Meredith Corp.	100	3,392
Meritage Homes Corp.*	128	3,089
MGM Resorts International*	1,065	14,005
Midas, Inc.*	214	1,641
Modine Manufacturing Co.*	125	2,017
Mohawk Industries, Inc.*	183	11,190
Monro Muffler Brake, Inc.	72	2,375
Morningstar, Inc.	60	3,503
Movado Group, Inc.*	100	1,468
Multimedia Games, Inc.*	275	1,576
National CineMedia, Inc.	119	2,222
NetFlix, Inc.*	139	32,989
New York Times Co./The, Class A*	488	4,621
Newell Rubbermaid, Inc.	1,055	20,182
News Corp., Class A	8,024	140,901
NIKE, Inc., Class B	1,300	98,410
Nordstrom, Inc.	588	26,389
Nutrisystem, Inc.	100	1,449
NVR, Inc.*	22	16,632
O'Charleys, Inc.*	236	1,409
Office Depot, Inc.*	861	3,986
OfficeMax, Inc.*	286	3,701
Omnicom Group, Inc.	9,281	455,326
Orbitz Worldwide, Inc.*	230	821
O'Reilly Automotive, Inc.*	474	27,236
Orient-Express Hotels Ltd., Class A*	308	3,810
Overstock.com, Inc.*	62	975
Oxford Industries, Inc.	56	1,915
P.F. Chang's China Bistro, Inc.	73	3,372
Pacific Sunwear of California, Inc.*	218	787
Panera Bread Co., Class A*	108	13,716
Papa John's International, Inc.*	56	1,774
Peet's Coffee & Tea, Inc.*	31	1,491
Penn National Gaming, Inc.*	238	8,820
Penske Automotive Group, Inc.*	117	2,342
PEP Boys-Manny Moe & Jack	200	2,542
Perry Ellis International, Inc.*	50	1,376
PetMed Express, Inc.	112	1,776
PetSmart, Inc.	416	17,035
Phillips-Van Heusen Corp.	200	13,006
Pier 1 Imports, Inc.*	400	4,060
Pinnacle Entertainment, Inc.*	166	2,261
Polaris Industries, Inc.	100	8,702
Polo Ralph Lauren Corp.	199	24,606
Pool Corp.	145	3,496
Pre-Paid Legal Services, Inc.*	32	2,112
priceline.com, Inc.*	167	84,575
PRIMEDIA, Inc.	323	1,573
Pulte Group, Inc.*	1,040	7,696
Quiksilver, Inc.*	357	1,578
RadioShack Corp.	399	5,989
RC2 Corp.*	76	2,136
Red Robin Gourmet Burgers, Inc.*	49	1,318
Regal Entertainment Group, Class A	271	3,658
Regis Corp.	200	3,548
Rent-A-Center, Inc.	231	8,064
Rentrak Corp.*	57	1,534
Retail Ventures, Inc.*	88	1,518
Ross Stores, Inc.	443	31,506
Royal Caribbean Cruises Ltd.*	475	19,599
Ruby Tuesday, Inc.*	253	3,317
Rue21, Inc.*	35	1,008
Ryland Group, Inc.	122	1,940
Saks, Inc.*	450	5,090
Sally Beauty Holdings, Inc.*	367	5,142
Scholastic Corp.	55	1,487
Scientific Games Corp., Class A*	206	1,800
Scripps Networks Interactive, Inc., Class A	338	16,930
Sears Holdings Corp.*	152	12,563
Select Comfort Corp.*	183	2,207
Service Corp. International	837	9,257
Shoe Carnival, Inc.*	51	1,431
Shuffle Master, Inc.*	240	2,563
Shutterfly, Inc.*	86	4,503
Signet Jewelers Ltd.*	295	13,576
Sinclair Broadcast Group, Inc., Class A	200	2,508
Sirius XM Radio, Inc.*	13,652	22,662
Skechers U.S.A., Inc., Class A*	100	2,054
Skyline Corp.	67	1,343
Smith & Wesson Holding Corp.*	298	1,058
Sonic Automotive, Inc., Class A	80	1,121
Sonic Corp.*	200	1,810
Sotheby's	233	12,256
Spartan Motors, Inc.	225	1,544
Speedway Motorsports, Inc.	83	1,326
Stage Stores, Inc.	150	2,883
Standard Motor Products, Inc.	116	1,604
Standard Pacific Corp.*	260	970
Stanley Black & Decker, Inc.	569	43,585
Staples, Inc.	2,537	49,269
Starbucks Corp.	2,637	97,437
Starwood Hotels & Resorts Worldwide, Inc.	695	40,393
Stein Mart, Inc.	129	1,304
Steiner Leisure Ltd.*	30	1,388
Steven Madden Ltd.*	99	4,646
Stewart Enterprises, Inc., Class A	191	1,459
Strayer Education, Inc.	51	6,655
Sturm Ruger & Co., Inc.	95	2,182
Superior Industries International, Inc.	100	2,564
SuperMedia, Inc.*	170	1,061
Systemax, Inc.*	122	1,649
Talbots, Inc.*	262	1,582
Target Corp.	2,584	129,226
Tempur-Pedic International, Inc.*	261	13,222
Tenneco, Inc.*	191	8,108
Tesla Motors, Inc.*	73	2,022
Texas Roadhouse, Inc.	200	3,398
Thomson Reuters Corp.	1,273	49,953
Thor Industries, Inc.	130	4,338
Tiffany & Co.	437	26,849
Timberland Co./The, Class A*	127	5,244
Time Warner Cable, Inc.	1,235	88,105
Time Warner, Inc.	3,932	140,372
TJX Cos., Inc./The	1,435	71,363
Toll Brothers, Inc.*	460	9,094
Tractor Supply Co.	263	15,743
True Religion Apparel, Inc.*	100	2,347
TRW Automotive Holdings Corp.*	279	15,367
Tuesday Morning Corp.*	361	1,769
Tupperware Brands Corp.	225	13,435
Ulta Salon Cosmetics & Fragrance, Inc.*	112	5,391
Under Armour, Inc., Class A*	120	8,166
Universal Electronics, Inc.*	53	1,567
Universal Technical Institute, Inc.	47	914
Urban Outfitters, Inc.*	432	12,887
V.F. Corp.	325	32,022
Vail Resorts, Inc.*	128	6,241
Valassis Communications, Inc.*	152	4,429
Vera Bradley, Inc.*	47	1,984
Viacom, Inc., Class B	2,160	100,483
Virgin Media, Inc.	1,171	32,542
Vitamin Shoppe, Inc.*	53	1,793
Volcom, Inc.	60	1,112
Walt Disney Co./The	6,889	296,847
Warnaco Group, Inc./The*	144	8,235
Warner Music Group Corp.*	361	2,444
Washington Post Co./The, Class B	19	8,314
Weight Watchers International, Inc.	105	7,360
Wendy's/Arby's Group, Inc., Class A	1,159	5,830
Wet Seal, Inc./The, Class A*	510	2,183
Weyco Group, Inc.	52	1,272
Whirlpool Corp.	265	22,620
Williams-Sonoma, Inc.	297	12,028
Winnebago Industries, Inc.*	81	1,083
WMS Industries, Inc.*	194	6,858
Wolverine World Wide, Inc.	152	5,667
World Wrestling Entertainment, Inc., Class A	71	892
Wyndham Worldwide Corp.	645	20,517
Wynn Resorts Ltd.	275	34,994
Yum! Brands, Inc.	1,648	84,674
Zumiez, Inc.*	56	1,480
		7,168,689
Consumer Staples — 2.6%
Alberto-Culver Co.	291	10,846
Alliance One International, Inc.*	300	1,206
Altria Group, Inc.	7,249	188,691
Andersons, Inc./The	46	2,241
Archer-Daniels-Midland Co.	2,237	80,554
Avon Products, Inc.	3,641	98,453
B&G Foods, Inc.	117	2,196
BJ's Wholesale Club, Inc.*	190	9,276
Boston Beer Co., Inc., Class A*	34	3,149
Brown-Forman Corp., Class B	407	27,798
Bunge Ltd.	505	36,527
Cal-Maine Foods, Inc.	37	1,091
Campbell Soup Co.	651	21,555
Casey's General Stores, Inc.	153	5,967
Central European Distribution Corp.*	250	2,837
Central Garden and Pet Co., Class A*	200	1,842
Chiquita Brands International, Inc.*	176	2,700
Church & Dwight Co., Inc.	258	20,470
Clorox Co.	483	33,844
Coca-Cola Bottling Co. Consolidated	21	1,404
Coca-Cola Co./The	7,375	489,331
Coca-Cola Enterprises, Inc.	1,224	33,415
Colgate-Palmolive Co.	1,723	139,149
ConAgra Foods, Inc.	1,540	36,575
Constellation Brands, Inc., Class A*	609	12,351
Corn Products International, Inc.	266	13,784
Costco Wholesale Corp.	1,546	113,353
CVS Caremark Corp.	4,731	162,368
Darling International, Inc.*	300	4,611
Dean Foods Co.*	575	5,750
Diamond Foods, Inc.	65	3,627
Dole Food Co., Inc.*	104	1,418
Dr Pepper Snapple Group, Inc.	792	29,431
Elizabeth Arden, Inc.*	100	3,001
Energizer Holdings, Inc.*	250	17,790
Estee Lauder Cos., Inc./The, Class A	395	38,062
Flowers Foods, Inc.	248	6,753
Fresh Del Monte Produce, Inc.	100	2,611
Fresh Market, Inc./The*	75	2,830
General Mills, Inc.	2,327	85,052
Green Mountain Coffee Roasters, Inc.*	394	25,456
H.J. Heinz Co.	1,110	54,190
Hain Celestial Group, Inc./The*	100	3,228
Hansen Natural Corp.*	248	14,937
Harbinger Group, Inc.*	283	1,474
Heckmann Corp.*	205	1,343
Herbalife Ltd.	208	16,923
Hershey Co./The	574	31,197
Hormel Foods Corp.	500	13,920
Imperial Sugar Co.	150	2,001
Ingles Markets, Inc., Class A	79	1,565
Inter Parfums, Inc.	81	1,499
J&J Snack Foods Corp.	38	1,789
J.M. Smucker Co./The	420	29,984
Kellogg Co.	914	49,338
Kimberly-Clark Corp.	1,435	93,662
Kraft Foods, Inc., Class A	5,625	176,400
Kroger Co./The	2,249	53,909
Lancaster Colony Corp.	64	3,878
Lorillard, Inc.	550	52,255
McCormick & Co., Inc.	507	24,250
Mead Johnson Nutrition Co.	725	41,999
Medifast, Inc.*	46	909
Molson Coors Brewing Co., Class B	8,550	400,909
Nash Finch Co.	26	986
Nu Skin Enterprises, Inc., Class A	156	4,485
Pantry, Inc./The*	100	1,483
PepsiCo, Inc.	5,654	364,174
Philip Morris International, Inc.	6,469	424,560
Pilgrim's Pride Corp.*	267	2,059
Prestige Brands Holdings, Inc.*	100	1,150
Pricesmart, Inc.	52	1,905
Procter & Gamble Co./The	10,100	622,160
Ralcorp Holdings, Inc.*	177	12,112
Revlon, Inc., Class A*	179	2,841
Reynolds American, Inc.	1,175	41,748
Rite Aid Corp.*	2,530	2,682
Ruddick Corp.	128	4,940
Safeway, Inc.	1,315	30,955
Sanderson Farms, Inc.	61	2,801
Sara Lee Corp.	2,351	41,542
Seneca Foods Corp., Class A*	42	1,255
Smart Balance, Inc.*	300	1,377
Smithfield Foods, Inc.*	472	11,356
Snyders-Lance, Inc.	100	1,985
Spartan Stores, Inc.	100	1,479
Spectrum Brands Holdings, Inc.*	68	1,888
Star Scientific, Inc.*	923	4,190
SUPERVALU, Inc.	673	6,010
Synutra International, Inc.*	123	1,415
SYSCO Corp.	2,110	58,447
Tootsie Roll Industries, Inc.	72	2,045
TreeHouse Foods, Inc.*	100	5,687
Tyson Foods, Inc., Class A	1,006	19,305
United Natural Foods, Inc.*	179	8,023
Universal Corp.	72	3,135
USANA Health Sciences, Inc.*	38	1,311
Vector Group Ltd.	132	2,282
Village Super Market, Inc., Class A	43	1,251
Walgreen Co.	3,228	129,572
Wal-Mart Stores, Inc.	6,774	352,587
WD-40 Co.	29	1,228
Weis Markets, Inc.	34	1,376
Whole Foods Market, Inc.	500	32,950
Winn-Dixie Stores, Inc.*	194	1,385
		5,065,046
Energy — 4.1%
Abraxas Petroleum Corp.*	512	2,995
Alpha Natural Resources, Inc.*	425	25,232
Amyris, Inc.*	140	3,996
Anadarko Petroleum Corp.	1,733	141,967
Apache Corp.	1,356	177,528
Apco Oil and Gas International, Inc.	47	4,031
Arch Coal, Inc.	570	20,543
ATP Oil & Gas Corp.*	100	1,811
Atwood Oceanics, Inc.*	166	7,707
Baker Hughes, Inc.	1,500	110,145
Basic Energy Services, Inc.*	100	2,551
Berry Petroleum Co., Class A	167	8,425
Bill Barrett Corp.*	144	5,747
BP plc ADR	9,595	423,537
BPZ Resources, Inc.*	254	1,349
Brigham Exploration Co.*	410	15,244
Bristow Group, Inc.*	100	4,730
Cabot Oil & Gas Corp.	358	18,963
Cal Dive International, Inc.*	335	2,338
Cameron International Corp.*	857	48,935
CARBO Ceramics, Inc.	70	9,878
Carrizo Oil & Gas, Inc.*	100	3,693
Cheniere Energy, Inc.*	539	5,018
Chesapeake Energy Corp.	2,400	80,448
Chevron Corp.	7,037	755,985
Cimarex Energy Co.	297	34,226
Clayton Williams Energy, Inc.*	32	3,382
Clean Energy Fuels Corp.*	178	2,916
Cloud Peak Energy, Inc.*	73	1,576
Cobalt International Energy, Inc.*	294	4,942
Complete Production Services, Inc.*	308	9,797
Comstock Resources, Inc.*	142	4,393
Concho Resources, Inc.*	356	38,199
ConocoPhillips	5,194	414,793
Consol Energy, Inc.	801	42,958
Contango Oil & Gas Co.*	32	2,024
Continental Resources, Inc.*	123	8,791
Core Laboratories N.V.	160	16,347
Crosstex Energy, Inc.	133	1,323
CVR Energy, Inc.*	134	3,103
Dawson Geophysical Co.*	40	1,755
Delta Petroleum Corp.*	2,028	1,845
Denbury Resources, Inc.*	1,409	34,380
Devon Energy Corp.	1,562	143,345
Diamond Offshore Drilling, Inc.	232	18,026
Dresser-Rand Group, Inc.*	298	15,979
Dril-Quip, Inc.*	137	10,827
El Paso Corp.	2,528	45,504
Energy Partners Ltd.*	151	2,718
Energy XXI Bermuda Ltd.*	224	7,638
EOG Resources, Inc.	886	105,000
EQT Corp.	538	26,846
EXCO Resources, Inc.	523	10,805
Exterran Holdings, Inc.*	189	4,485
Exxon Mobil Corp.	25,860	2,175,602
FMC Technologies, Inc.*	432	40,815
Forest Oil Corp.*	391	14,792
Frontier Oil Corp.	370	10,848
Frontline Ltd.	158	3,914
FX Energy, Inc.*	338	2,826
General Maritime Corp.	452	927
Global Industries Ltd.*	294	2,878
GMX Resources, Inc.*	306	1,888
Golar LNG Ltd.	96	2,456
Goodrich Petroleum Corp.*	100	2,222
Gulf Island Fabrication, Inc.	56	1,802
Gulfmark Offshore, Inc., Class A*	47	2,092
Gulfport Energy Corp.*	88	3,181
Halliburton Co.	3,183	158,641
Harvest Natural Resources, Inc.*	100	1,524
Helix Energy Solutions Group, Inc.*	320	5,504
Helmerich & Payne, Inc.	310	21,294
Hercules Offshore, Inc.*	275	1,818
Hess Corp.	1,045	89,044
Holly Corp.	161	9,782
Hornbeck Offshore Services, Inc.*	100	3,085
International Coal Group, Inc.*	400	4,520
ION Geophysical Corp.*	417	5,292
James River Coal Co.*	68	1,644
Key Energy Services, Inc.*	433	6,733
Knightsbridge Tankers Ltd.	71	1,778
Kodiak Oil & Gas Corp.*	706	4,730
Lufkin Industries, Inc.	110	10,282
Magnum Hunter Resources Corp.*	428	3,668
Marathon Oil Corp.	2,463	131,303
Massey Energy Co.	360	24,610
Matrix Service Co.*	100	1,390
McDermott International, Inc.*	812	20,617
McMoRan Exploration Co.*	273	4,835
Murphy Oil Corp.	671	49,265
Nabors Industries Ltd.*	977	29,681
National Oilwell Varco, Inc.	1,459	115,655
Natural Gas Services Group, Inc.*	72	1,279
Newfield Exploration Co.*	467	35,497
Newpark Resources, Inc.*	300	2,358
Noble Energy, Inc.	617	59,633
Nordic American Tanker Shipping	139	3,453
Northern Oil and Gas, Inc.*	175	4,673
Oasis Petroleum, Inc.*	172	5,439
Occidental Petroleum Corp.	2,849	297,692
Oceaneering International, Inc.*	194	17,353
Oil States International, Inc.*	175	13,324
Overseas Shipholding Group, Inc.	72	2,314
OYO Geospace Corp.*	26	2,563
Panhandle Oil and Gas, Inc., Class A	52	1,646
Parker Drilling Co.*	300	2,073
Patriot Coal Corp.*	279	7,207
Patterson-UTI Energy, Inc.	525	15,430
Peabody Energy Corp.	949	68,290
Penn Virginia Corp.	136	2,307
Petrohawk Energy Corp.*	1,027	25,203
Petroleum Development Corp.*	72	3,457
Petroquest Energy, Inc.*	237	2,218
PHI, Inc.*	54	1,194
Pioneer Drilling Co.*	213	2,939
Pioneer Natural Resources Co.	406	41,380
Plains Exploration & Production Co.*	461	16,702
Pride International, Inc.*	597	25,641
QEP Resources, Inc.	621	25,175
Quicksilver Resources, Inc.*	400	5,724
Range Resources Corp.	552	32,270
Rentech, Inc.*	971	1,214
Resolute Energy Corp.*	147	2,667
Rex Energy Corp.*	95	1,107
Rosetta Resources, Inc.*	181	8,605
Rowan Cos., Inc.*	430	18,997
Royal Dutch Shell plc, Class A ADR	2,225	162,114
Royal Dutch Shell plc, Class B ADR	3,750	274,650
RPC, Inc.	169	4,279
SandRidge Energy, Inc.*	1,223	15,654
Schlumberger Ltd.	4,784	446,156
Scorpio Tankers, Inc.*	221	2,281
SEACOR Holdings, Inc.	64	5,917
Ship Finance International Ltd.	128	2,653
SM Energy Co.	225	16,693
Southern Union Co.	435	12,450
Southwestern Energy Co.*	1,220	52,423
Spectra Energy Corp.	2,340	63,601
Stone Energy Corp.*	122	4,071
Sunoco, Inc.	429	19,558
Superior Energy Services, Inc.*	274	11,234
Swift Energy Co.*	136	5,804
Teekay Corp.	122	4,505
Teekay Tankers Ltd., Class A	121	1,266
Tesco Corp.*	155	3,402
Tesoro Corp.*	497	13,335
Tetra Technologies, Inc.*	218	3,357
Tidewater, Inc.	171	10,234
TransAtlantic Petroleum Ltd.*	563	1,745
Ultra Petroleum Corp.*	535	26,349
Unit Corp.*	153	9,478
Uranium Energy Corp.*	350	1,396
USEC, Inc.*	300	1,320
Vaalco Energy, Inc.*	200	1,552
Valero Energy Corp.	1,975	58,894
Venoco, Inc.*	80	1,367
W&T Offshore, Inc.	100	2,279
Warren Resources, Inc.*	417	2,123
Weatherford International Ltd.*	2,577	58,240
Western Refining, Inc.*	100	1,695
Whiting Petroleum Corp.*	406	29,821
Willbros Group, Inc.*	200	2,184
Williams Cos., Inc./The	2,022	63,046
World Fuel Services Corp.	280	11,371
		8,039,178
Financials — 6.9%
1st Source Corp.	69	1,383
Acadia Realty Trust REIT	104	1,968
ACE Ltd.	7,539	487,773
Advance America Cash Advance Centers, Inc.	191	1,012
Affiliated Managers Group, Inc.*	184	20,124
Aflac, Inc.	1,671	88,195
Alexander's, Inc. REIT	11	4,476
Alexandria Real Estate Equities, Inc. REIT	199	15,516
Alleghany Corp.*	16	5,402
Allied World Assurance Co. Holdings Ltd.	143	8,965
Allstate Corp./The	19,748	627,591
Alterra Capital Holdings Ltd.	313	6,992
AMB Property Corp. REIT	582	20,935
American Campus Communities, Inc. REIT	158	5,214
American Capital Agency Corp. REIT	500	14,570
American Capital Ltd.*	1,204	11,920
American Equity Investment Life Holding Co.	213	2,795
American Express Co.	3,722	168,234
American Financial Group, Inc./OH	321	11,241
American International Group, Inc.*	435	15,286
American National Bankshares, Inc.	62	1,396
American National Insurance Co.	14	1,108
American Safety Insurance Holdings Ltd.*	75	1,607
Ameriprise Financial, Inc.	912	55,705
Ameris Bancorp*	228	2,316
AMERISAFE, Inc.*	75	1,658
Amtrust Financial Services, Inc.	86	1,640
Annaly Capital Management, Inc. REIT	2,780	48,511
Anworth Mortgage Asset Corp. REIT	380	2,694
AON Corp.	1,214	64,293
Apartment Investment & Management Co., Class A REIT	400	10,188
Apollo Commercial Real Estate Finance, Inc. REIT	68	1,112
Apollo Investment Corp.	630	7,598
Arch Capital Group Ltd.*	166	16,466
Ares Capital Corp.	621	10,495
Argo Group International Holdings Ltd.	101	3,337
Arthur J. Gallagher & Co.	402	12,225
Artio Global Investors, Inc.	100	1,616
Ashford Hospitality Trust, Inc. REIT	157	1,730
Aspen Insurance Holdings Ltd.	257	7,083
Associated Banc-Corp	969	14,390
Associated Estates Realty Corp. REIT	88	1,397
Assurant, Inc.	398	15,327
Assured Guaranty Ltd.	650	9,685
Astoria Financial Corp.	300	4,311
AvalonBay Communities, Inc. REIT	301	36,144
Avatar Holdings, Inc.*	57	1,128
Axis Capital Holdings Ltd.	13,675	477,531
Bancfirst Corp.	28	1,195
Banco Latinoamericano de Comercio Exterior S.A., Class E	82	1,432
Bancorp, Inc./DE*	135	1,246
BancorpSouth, Inc.	348	5,377
Bank Mutual Corp.	750	3,172
Bank of America Corp.	51,400	685,162
Bank of Hawaii Corp.	273	13,055
Bank of New York Mellon Corp./The	4,287	128,053
Bank of the Ozarks, Inc.	99	4,327
BankFinancial Corp.	200	1,838
BB&T Corp.	2,519	69,147
Beneficial Mutual Bancorp, Inc.*	126	1,086
Berkshire Hathaway, Inc., Class B*	6,060	506,798
BGC Partners, Inc., Class A	192	1,784
BioMed Realty Trust, Inc. REIT	400	7,608
BlackRock Kelso Capital Corp.	198	2,006
BlackRock, Inc.	320	64,323
BOK Financial Corp.	180	9,302
Boston Private Financial Holdings, Inc.	165	1,167
Boston Properties, Inc. REIT	517	49,037
Brandywine Realty Trust REIT	400	4,856
BRE Properties, Inc. REIT	231	10,899
Brookline Bancorp, Inc.	200	2,106
Brown & Brown, Inc.	486	12,539
Bryn Mawr Bank Corp.	66	1,358
Calamos Asset Management, Inc., Class A	85	1,410
Camden National Corp.	36	1,233
Camden Property Trust REIT	238	13,523
Capital City Bank Group, Inc.	84	1,065
Capital One Financial Corp.	1,589	82,564
Capital Southwest Corp.	13	1,190
CapitalSource, Inc.	1,300	9,152
Capitol Federal Financial, Inc.	153	1,724
CapLease, Inc. REIT	219	1,200
Capstead Mortgage Corp. REIT	200	2,556
Cardinal Financial Corp.	115	1,341
Cash America International, Inc.	176	8,105
Cathay General Bancorp	357	6,087
CB Richard Ellis Group, Inc., Class A*	1,006	26,860
CBL & Associates Properties, Inc. REIT	495	8,623
Cedar Shopping Centers, Inc. REIT	254	1,532
CenterState Banks, Inc.	221	1,547
Charles Schwab Corp./The	3,548	63,970
Chemical Financial Corp.	127	2,531
Chesapeake Lodging Trust REIT	63	1,097
Chimera Investment Corp. REIT	3,597	14,244
Chubb Corp.	1,100	67,441
Cincinnati Financial Corp.	458	15,022
CIT Group, Inc.*	701	29,828
Citigroup, Inc.*	164,276	726,100
Citizens & Northern Corp.	100	1,681
Citizens Republic Bancorp, Inc.*	2,497	2,222
Citizens, Inc./TX*	171	1,248
City Holding Co.	82	2,900
City National Corp./CA	228	13,007
CME Group, Inc.	227	68,452
CNA Financial Corp.	95	2,807
CNA Surety Corp.*	69	1,743
CNB Financial Corp./PA	79	1,146
CNO Financial Group, Inc.*	737	5,535
CoBiz Financial, Inc.	192	1,334
Cogdell Spencer, Inc. REIT	320	1,901
Cohen & Steers, Inc.	47	1,395
Colonial Properties Trust REIT	200	3,850
Colony Financial, Inc. REIT	61	1,149
Columbia Banking System, Inc.	149	2,856
Comerica, Inc.	683	25,080
Commerce Bancshares, Inc./MO	391	15,812
CommonWealth REIT REIT	196	5,090
Community Bank System, Inc.	129	3,131
Community Trust Bancorp, Inc.	83	2,297
Compass Diversified Holdings	77	1,135
Consolidated-Tomoka Land Co.	38	1,231
Corporate Office Properties Trust REIT	201	7,264
Cousins Properties, Inc. REIT	193	1,612
Credit Acceptance Corp.*	37	2,626
CreXus Investment Corp. REIT	92	1,051
Cullen/Frost Bankers, Inc.	265	15,640
CVB Financial Corp.	463	4,311
Cypress Sharpridge Investments, Inc. REIT	175	2,219
Danvers Bancorp, Inc.	86	1,842
DCT Industrial Trust, Inc. REIT	720	3,996
Delphi Financial Group, Inc., Class A	150	4,606
Developers Diversified Realty Corp. REIT	660	9,240
Diamond Hill Investment Group, Inc.	18	1,440
DiamondRock Hospitality Co. REIT	609	6,803
Digital Realty Trust, Inc. REIT	305	17,733
Dime Community Bancshares, Inc.	100	1,476
Discover Financial Services	1,955	47,155
Dollar Financial Corp.*	150	3,112
Donegal Group, Inc., Class A	84	1,123
Douglas Emmett, Inc. REIT	384	7,200
Duff & Phelps Corp., Class A	72	1,151
Duke Realty Corp. REIT	850	11,908
DuPont Fabros Technology, Inc. REIT	156	3,783
E*Trade Financial Corp.*	741	11,582
Eagle Bancorp, Inc.*	101	1,419
East West Bancorp, Inc.	623	13,681
EastGroup Properties, Inc. REIT	100	4,397
Eaton Vance Corp.	446	14,379
Education Realty Trust, Inc. REIT	295	2,369
eHealth, Inc.*	100	1,330
Employers Holdings, Inc.	117	2,417
Encore Capital Group, Inc.*	71	1,682
Endurance Specialty Holdings Ltd.	146	7,128
Enstar Group Ltd.*	15	1,498
Entertainment Properties Trust REIT	136	6,368
Equity Lifestyle Properties, Inc. REIT	78	4,497
Equity One, Inc. REIT	155	2,909
Equity Residential REIT	987	55,677
Erie Indemnity Co., Class A	127	9,031
Essex Property Trust, Inc. REIT	107	13,268
Evercore Partners, Inc., Class A	41	1,406
Everest Re Group Ltd.	190	16,754
Excel Trust, Inc. REIT	167	1,969
Extra Space Storage, Inc. REIT	300	6,213
Ezcorp, Inc., Class A*	193	6,058
FBL Financial Group, Inc., Class A	67	2,058
Federal Realty Investment Trust REIT	245	19,982
Federated Investors, Inc., Class B	320	8,560
FelCor Lodging Trust, Inc. REIT*	302	1,851
Fidelity National Financial, Inc., Class A	24,404	344,829
Fifth Street Finance Corp.	103	1,375
Fifth Third Bancorp	3,200	44,416
Financial Institutions, Inc.	80	1,400
First American Financial Corp.	323	5,330
First Bancorp, Inc./ME	78	1,190
First BanCorp/Puerto Rico*	149	745
First Bancorp/NC	85	1,127
First Busey Corp.	411	2,088
First Cash Financial Services, Inc.*	131	5,057
First Citizens BancShares, Inc./NC, Class A	33	6,619
First Commonwealth Financial Corp.	463	3,172
First Community Bancshares, Inc./VA	97	1,375
First Financial Bancorp	262	4,373
First Financial Bankshares, Inc.	159	8,168
First Financial Corp./IN	41	1,363
First Financial Holdings, Inc.	79	893
First Horizon National Corp.	1,000	11,210
First Industrial Realty Trust, Inc. REIT*	137	1,629
First Marblehead Corp./The*	882	1,940
First Merchants Corp.	210	1,737
First Midwest Bancorp, Inc./IL	336	3,961
First Niagara Financial Group, Inc.	649	8,813
First of Long Island Corp./The	51	1,415
First Potomac Realty Trust REIT	100	1,575
FirstMerit Corp.	523	8,922
Flagstar Bancorp, Inc.*	627	941
Flagstone Reinsurance Holdings S.A.	109	982
Flushing Financial Corp.	100	1,490
FNB Corp./PA	480	5,059
Forest City Enterprises, Inc., Class A*	380	7,155
Forestar Group, Inc.*	90	1,712
FPIC Insurance Group, Inc.*	44	1,668
Franklin Resources, Inc.	538	67,293
Franklin Street Properties Corp. REIT	200	2,814
Fulton Financial Corp.	810	8,999
GAMCO Investors, Inc., Class A	26	1,205
General Growth Properties, Inc. REIT*	1,451	22,461
Genworth Financial, Inc., Class A*	1,679	22,599
German American Bancorp, Inc.	80	1,375
Getty Realty Corp. REIT	59	1,350
GFI Group, Inc.	221	1,109
Glacier Bancorp, Inc.	400	6,020
Gladstone Capital Corp.	101	1,142
Gladstone Investment Corp.	202	1,568
Gleacher & Co., Inc.*	695	1,209
Glimcher Realty Trust REIT	377	3,487
Global Indemnity plc*	62	1,363
Goldman Sachs Group, Inc./The	3,672	581,902
Government Properties Income Trust REIT	46	1,236
Greenhill & Co., Inc.	109	7,171
Greenlight Capital Re Ltd., Class A*	100	2,821
Hancock Holding Co.	169	5,550
Hanover Insurance Group, Inc./The	145	6,561
Harleysville Group, Inc.	40	1,325
Harris & Harris Group, Inc.*	253	1,361
Hartford Financial Services Group, Inc.	9,972	268,546
Hatteras Financial Corp. REIT	200	5,624
HCC Insurance Holdings, Inc.	454	14,215
HCP, Inc. REIT	1,250	47,425
Health Care REIT, Inc. REIT	672	35,240
Healthcare Realty Trust, Inc. REIT	200	4,540
Heartland Financial USA, Inc.	75	1,275
Hercules Technology Growth Capital, Inc.	120	1,320
Heritage Financial Corp./WA*	80	1,134
Hersha Hospitality Trust REIT	461	2,738
Highwoods Properties, Inc. REIT	238	8,332
Hilltop Holdings, Inc.*	124	1,245
Home Bancorp, Inc.*	88	1,348
Home Bancshares, Inc./AR	120	2,730
Home Federal Bancorp, Inc./ID	84	990
Home Properties, Inc. REIT	139	8,194
Horace Mann Educators Corp.	100	1,680
Hospitality Properties Trust REIT	400	9,260
Host Hotels & Resorts, Inc. REIT	2,415	42,528
Howard Hughes Corp./The*	98	6,923
Hudson City Bancorp, Inc.	1,848	17,889
Hudson Valley Holding Corp.	91	2,002
Huntington Bancshares, Inc./OH	3,100	20,584
Iberiabank Corp.	126	7,576
Independent Bank Corp./MA	100	2,701
Infinity Property & Casualty Corp.	37	2,201
Inland Real Estate Corp. REIT	200	1,908
Interactive Brokers Group, Inc., Class A	100	1,589
IntercontinentalExchange, Inc.*	263	32,491
International Bancshares Corp.	281	5,154
Internet Capital Group, Inc.*	100	1,420
INTL FCStone, Inc.*	80	2,034
Invesco Ltd.	1,647	42,097
Invesco Mortgage Capital, Inc. REIT	161	3,518
Investment Technology Group, Inc.*	118	2,146
Investors Bancorp, Inc.*	154	2,293
Investors Real Estate Trust REIT	200	1,900
iStar Financial, Inc. REIT*	263	2,414
Janus Capital Group, Inc.	664	8,280
Jefferies Group, Inc.	365	9,103
Jones Lang LaSalle, Inc.	146	14,562
JPMorgan Chase & Co.	22,037	1,015,906
KBW, Inc.	100	2,619
Kearny Financial Corp.	115	1,153
KeyCorp	3,400	30,192
Kilroy Realty Corp. REIT	164	6,368
Kimco Realty Corp. REIT	1,397	25,621
Kite Realty Group Trust REIT	279	1,481
Knight Capital Group, Inc., Class A*	280	3,752
LaBranche & Co., Inc.*	369	1,450
Lakeland Bancorp, Inc.	115	1,194
Lakeland Financial Corp.	63	1,429
LaSalle Hotel Properties REIT	254	6,858
Lazard Ltd., Class A	325	13,514
Legg Mason, Inc.	534	19,272
Leucadia National Corp.	686	25,752
Lexington Realty Trust REIT	341	3,188
Liberty Property Trust REIT	369	12,140
Lincoln National Corp.	1,039	31,212
Loews Corp.	1,078	46,451
LPL Investment Holdings, Inc.*	104	3,724
LTC Properties, Inc. REIT	75	2,125
M&T Bank Corp.	297	26,276
Macerich Co./The REIT	463	22,932
Mack-Cali Realty Corp. REIT	259	8,780
Maiden Holdings Ltd.	166	1,243
Main Street Capital Corp.	77	1,421
MainSource Financial Group, Inc.	170	1,702
Markel Corp.*	39	16,164
MarketAxess Holdings, Inc.	77	1,863
Marsh & McLennan Cos., Inc.	1,921	57,265
Marshall & Ilsley Corp.	1,850	14,782
MB Financial, Inc.	307	6,435
MBIA, Inc.*	526	5,281
MCG Capital Corp.	220	1,430
Meadowbrook Insurance Group, Inc.	155	1,604
Medical Properties Trust, Inc. REIT	333	3,853
Mercury General Corp.	73	2,856
MetLife, Inc.	2,278	101,895
Metro Bancorp, Inc.*	175	2,161
MF Global Holdings Ltd.*	452	3,743
MFA Financial, Inc. REIT	929	7,618
MGIC Investment Corp.*	669	5,947
Mid-America Apartment Communities, Inc. REIT	100	6,420
Montpelier Re Holdings Ltd.	203	3,587
Moody's Corp.	740	25,093
Morgan Stanley	16,565	452,556
MPG Office Trust, Inc. REIT*	848	3,146
MSCI, Inc., Class A*	402	14,802
MVC Capital, Inc.	90	1,235
Nara Bancorp, Inc.*	135	1,299
NASDAQ OMX Group, Inc./The*	440	11,370
National Bankshares, Inc.	44	1,272
National Financial Partners Corp.*	184	2,714
National Health Investors, Inc. REIT	125	5,990
National Penn Bancshares, Inc.	550	4,257
National Retail Properties, Inc. REIT	248	6,480
National Western Life Insurance Co., Class A	11	1,785
Nationwide Health Properties, Inc. REIT	434	18,458
Navigators Group, Inc./The*	31	1,597
NBT Bancorp, Inc.	185	4,216
Nelnet, Inc., Class A	165	3,602
Netspend Holdings, Inc.*	142	1,494
New York Community Bancorp, Inc.	1,540	26,580
NewAlliance Bancshares, Inc.	303	4,497
Newcastle Investment Corp. REIT*	503	3,038
NGP Capital Resources Co.	170	1,639
Northern Trust Corp.	936	47,502
Northfield Bancorp, Inc.	83	1,145
NorthStar Realty Finance Corp. REIT	217	1,161
Northwest Bancshares, Inc.	279	3,499
NYSE Euronext	871	30,633
OceanFirst Financial Corp.	105	1,465
Ocwen Financial Corp.*	192	2,116
Old National Bancorp/IN	506	5,424
Old Republic International Corp.	884	11,218
Omega Healthcare Investors, Inc. REIT	300	6,702
OmniAmerican Bancorp, Inc.*	104	1,647
OneBeacon Insurance Group Ltd., Class A	73	988
Oppenheimer Holdings, Inc., Class A	44	1,474
optionsXpress Holdings, Inc.	108	1,977
Oriental Financial Group, Inc.	150	1,882
Oritani Financial Corp.	160	2,029
Orrstown Financial Services, Inc.	47	1,316
PacWest Bancorp	145	3,154
Park National Corp.	62	4,143
Parkway Properties, Inc. REIT	100	1,700
PartnerRe Ltd.	273	21,633
Pebblebrook Hotel Trust REIT	146	3,234
PennantPark Investment Corp.	123	1,466
Pennsylvania Real Estate Investment Trust REIT	226	3,225
PennyMac Mortgage Investment Trust REIT	71	1,306
Penson Worldwide, Inc.*	321	2,154
Peoples Bancorp, Inc./OH	73	877
People's United Financial, Inc.	1,469	18,480
PHH Corp.*	169	3,679
Phoenix Cos., Inc./The*	734	1,996
Pico Holdings, Inc.*	62	1,864
Piedmont Office Realty Trust, Inc., Class A REIT	148	2,873
Pinnacle Financial Partners, Inc.*	100	1,654
Piper Jaffray Cos.*	54	2,237
Platinum Underwriters Holdings Ltd.	158	6,018
Plum Creek Timber Co., Inc. REIT	630	27,474
PMI Group, Inc./The*	735	1,984
PNC Financial Services Group, Inc.	6,948	437,655
Popular, Inc.*	4,001	11,643
Portfolio Recovery Associates, Inc.*	69	5,874
Post Properties, Inc. REIT	175	6,869
Potlatch Corp. REIT	138	5,548
Presidential Life Corp.	100	953
Primerica, Inc.	86	2,194
Principal Financial Group, Inc.	1,140	36,605
PrivateBancorp, Inc.	184	2,813
ProAssurance Corp.*	100	6,337
Progressive Corp./The	2,551	53,903
ProLogis REIT	1,978	31,608
Prospect Capital Corp.	228	2,784
Prosperity Bancshares, Inc.	217	9,281
Protective Life Corp.	304	8,071
Provident Financial Services, Inc.	200	2,960
Provident New York Bancorp	100	1,032
Prudential Financial, Inc.	1,622	99,883
PS Business Parks, Inc. REIT	61	3,534
Public Storage REIT	523	58,006
Radian Group, Inc.	476	3,242
RAIT Financial Trust REIT	549	1,351
Ramco-Gershenson Properties Trust REIT	104	1,303
Raymond James Financial, Inc.	369	14,111
Rayonier, Inc. REIT	341	21,248
Realty Income Corp. REIT	440	15,378
Redwood Trust, Inc. REIT	200	3,110
Regency Centers Corp. REIT	275	11,957
Regions Financial Corp.	4,600	33,396
Reinsurance Group of America, Inc.	256	16,072
RenaissanceRe Holdings Ltd.	189	13,039
Renasant Corp.	100	1,698
Republic Bancorp, Inc./KY, Class A	63	1,227
Resource Capital Corp. REIT	167	1,101
Retail Opportunity Investments Corp. REIT	193	2,111
RLI Corp.	57	3,286
S&T Bancorp, Inc.	100	2,157
Sabra Healthcare REIT, Inc. REIT	66	1,162
Safeguard Scientifics, Inc.*	90	1,832
Safety Insurance Group, Inc.	32	1,476
Sandy Spring Bancorp, Inc.	100	1,846
Saul Centers, Inc. REIT	37	1,648
SCBT Financial Corp.	83	2,762
SeaBright Holdings, Inc.	110	1,127
SEI Investments Co.	535	12,776
Selective Insurance Group, Inc.	200	3,460
Senior Housing Properties Trust REIT	445	10,253
Signature Bank/NY*	174	9,814
Simmons First National Corp., Class A	53	1,436
Simon Property Group, Inc. REIT	1,048	112,304
SL Green Realty Corp. REIT	247	18,574
SLM Corp.*	1,768	27,050
Southside Bancshares, Inc.	58	1,241
Southwest Bancorp, Inc./OK*	133	1,887
Sovran Self Storage, Inc. REIT	100	3,955
St. Joe Co./The*	339	8,499
StanCorp Financial Group, Inc.	157	7,241
Starwood Property Trust, Inc. REIT	270	6,021
State Auto Financial Corp.	68	1,239
State Street Corp.	1,766	79,364
StellarOne Corp.	91	1,292
Sterling Bancorp/NY	105	1,051
Sterling Bancshares, Inc./TX	510	4,391
Stewart Information Services Corp.	100	1,048
Stifel Financial Corp.*	129	9,261
Strategic Hotels & Resorts, Inc. REIT*	652	4,205
Suffolk Bancorp	78	1,636
Sun Communities, Inc. REIT	92	3,280
Sunstone Hotel Investors, Inc. REIT*	418	4,259
SunTrust Banks, Inc.	1,799	51,883
Susquehanna Bancshares, Inc.	514	4,806
SVB Financial Group*	210	11,955
SWS Group, Inc.	283	1,718
Symetra Financial Corp.	168	2,285
Synovus Financial Corp.	2,744	6,586
T. Rowe Price Group, Inc.	938	62,302
Tanger Factory Outlet Centers REIT	314	8,239
Taubman Centers, Inc. REIT	171	9,162
Taylor Capital Group, Inc.*	128	1,345
TCF Financial Corp.	587	9,310
TD Ameritrade Holding Corp.	936	19,534
Tejon Ranch Co.*	40	1,470
Terreno Realty Corp. REIT*	63	1,085
Territorial Bancorp, Inc.	65	1,295
Texas Capital Bancshares, Inc.*	196	5,094
TFS Financial Corp.	211	2,241
Tompkins Financial Corp.	33	1,371
Torchmark Corp.	6,387	424,608
Tower Group, Inc.	156	3,749
TowneBank/VA	100	1,566
TradeStation Group, Inc.*	168	1,179
Transatlantic Holdings, Inc.	216	10,513
Travelers Cos., Inc./The	1,550	92,194
Triangle Capital Corp.	87	1,571
Trico Bancshares	120	1,957
TrustCo Bank Corp./NY	300	1,779
Trustmark Corp.	369	8,642
UBS AG*	28,750	518,938
UDR, Inc. REIT	660	16,084
UMB Financial Corp.	174	6,500
Umpqua Holdings Corp.	449	5,137
Union First Market Bankshares Corp.	81	911
United Bankshares, Inc.	203	5,384
United Community Banks, Inc./GA*	673	1,595
United Financial Bancorp, Inc.	90	1,486
United Fire & Casualty Co.	100	2,021
Unitrin, Inc.	174	5,373
Universal Health Realty Income Trust REIT	34	1,378
Univest Corp of Pennsylvania	60	1,063
Unum Group	1,183	31,054
Urstadt Biddle Properties, Inc., Class A REIT	100	1,902
U-Store-It Trust REIT	252	2,651
Validus Holdings Ltd.	262	8,732
Valley National Bancorp	769	10,735
Ventas, Inc. REIT	570	30,951
ViewPoint Financial Group	105	1,365
Virtus Investment Partners, Inc.*	40	2,357
Vornado Realty Trust REIT	580	50,750
W.R. Berkley Corp.	480	15,461
Waddell & Reed Financial, Inc., Class A	318	12,914
Walter Investment Management Corp. REIT	77	1,242
Washington Federal, Inc.	364	6,312
Washington Real Estate Investment Trust REIT	200	6,218
Webster Financial Corp.	297	6,365
Weingarten Realty Investors REIT	406	10,174
Wells Fargo & Co.	17,111	542,419
WesBanco, Inc.	100	2,071
Wesco Financial Corp.	5	1,946
Westamerica Bancorporation	192	9,863
Western Alliance Bancorp*	200	1,644
Westfield Financial, Inc.	130	1,178
Westwood Holdings Group, Inc.	32	1,288
Weyerhaeuser Co. REIT	1,972	48,511
White Mountains Insurance Group Ltd.	25	9,105
Whitney Holding Corp./LA	383	5,216
Willis Group Holdings plc	5,650	228,034
Wilmington Trust Corp.	300	1,356
Wilshire Bancorp, Inc.*	235	1,151
Winthrop Realty Trust REIT	98	1,200
Wintrust Financial Corp.	221	8,122
World Acceptance Corp.*	63	4,108
WSFS Financial Corp.	30	1,413
XL Group plc	1,150	28,290
Zions Bancorp.	639	14,735
		13,546,656
Health Care — 4.1%
Abaxis, Inc.*	44	1,269
Abbott Laboratories	5,375	263,644
ABIOMED, Inc.*	203	2,950
Accuray, Inc.*	202	1,824
Acorda Therapeutics, Inc.*	112	2,598
Aetna, Inc.	9,517	356,221
Affymax, Inc.*	202	1,186
Affymetrix, Inc.*	370	1,928
Agilent Technologies, Inc.*	1,221	54,676
Air Methods Corp.*	36	2,421
Albany Molecular Research, Inc.*	273	1,163
Alcon, Inc.	241	39,888
Alere, Inc.*	257	10,059
Alexion Pharmaceuticals, Inc.*	310	30,591
Align Technology, Inc.*	200	4,096
Alkermes, Inc.*	300	3,885
Allergan, Inc.	1,070	75,991
Alliance HealthCare Services, Inc.*	448	1,980
Allos Therapeutics, Inc.*	300	951
Allscripts Healthcare Solutions, Inc.*	415	8,711
Almost Family, Inc.*	32	1,204
Alnylam Pharmaceuticals, Inc.*	201	1,924
Alphatec Holdings, Inc.*	559	1,509
AMAG Pharmaceuticals, Inc.*	58	969
Amedisys, Inc.*	89	3,115
America Service Group, Inc.	75	1,923
American Medical Systems Holdings, Inc.*	265	5,735
AMERIGROUP Corp.*	186	11,951
AmerisourceBergen Corp.	1,018	40,272
Amgen, Inc.*	3,383	180,821
AMN Healthcare Services, Inc.*	260	2,252
Amsurg Corp.*	100	2,544
Amylin Pharmaceuticals, Inc.*	454	5,162
Analogic Corp.	28	1,583
Angiodynamics, Inc.*	80	1,210
Ardea Biosciences, Inc.*	58	1,664
Arena Pharmaceuticals, Inc.*	829	1,152
Ariad Pharmaceuticals, Inc.*	200	1,504
Arqule, Inc.*	194	1,389
Array Biopharma, Inc.*	529	1,619
ArthroCare Corp.*	69	2,300
Assisted Living Concepts, Inc., Class A*	36	1,409
athenahealth, Inc.*	100	4,513
Atrion Corp.	8	1,396
Auxilium Pharmaceuticals, Inc.*	140	3,006
AVANIR Pharmaceuticals, Inc., Class A*	476	1,942
Baxter International, Inc.	2,084	112,057
Beckman Coulter, Inc.	244	20,269
Becton Dickinson and Co.	4,619	367,765
BioCryst Pharmaceuticals, Inc.*	355	1,345
Biogen Idec, Inc.*	864	63,409
BioMarin Pharmaceutical, Inc.*	344	8,645
BioMimetic Therapeutics, Inc.*	91	1,193
Bio-Rad Laboratories, Inc., Class A*	69	8,290
Bio-Reference Labs, Inc.*	58	1,302
BioScrip, Inc.*	318	1,498
Boston Scientific Corp.*	5,184	37,273
Bristol-Myers Squibb Co.	6,012	158,897
Brookdale Senior Living, Inc.*	302	8,456
Bruker Corp.*	260	5,421
C.R. Bard, Inc.	341	33,865
Cadence Pharmaceuticals, Inc.*	262	2,413
Cambrex Corp.*	279	1,534
Cantel Medical Corp.	62	1,596
Cardinal Health, Inc.	1,278	52,564
CareFusion Corp.*	607	17,117
Catalyst Health Solutions, Inc.*	150	8,389
Celera Corp.*	300	2,433
Celgene Corp.*	1,623	93,371
Celldex Therapeutics, Inc.*	438	1,761
Centene Corp.*	184	6,068
Cephalon, Inc.*	256	19,400
Cepheid, Inc.*	200	5,604
Cerner Corp.*	256	28,467
Charles River Laboratories International, Inc.*	200	7,676
Chemed Corp.	78	5,196
Chindex International, Inc.*	97	1,557
CIGNA Corp.	995	44,059
Clinical Data, Inc.*	128	3,878
Community Health Systems, Inc.*	326	13,037
Computer Programs & Systems, Inc.	32	2,057
Conceptus, Inc.*	100	1,445
CONMED Corp.*	100	2,628
Cooper Cos., Inc./The	159	11,043
Corvel Corp.*	33	1,755
Covance, Inc.*	228	12,476
Coventry Health Care, Inc.*	516	16,455
Covidien plc	1,760	91,414
Cross Country Healthcare, Inc.*	212	1,660
CryoLife, Inc.*	184	1,122
Cubist Pharmaceuticals, Inc.*	200	5,048
Curis, Inc.*	880	2,860
Cutera, Inc.*	116	994
Cyberonics, Inc.*	100	3,181
DaVita, Inc.*	348	29,757
Delcath Systems, Inc.*	146	1,076
Dendreon Corp.*	505	18,902
DENTSLPY International, Inc.	523	19,346
Depomed, Inc.*	345	3,464
DexCom, Inc.*	124	1,924
Dionex Corp.*	114	13,458
Durect Corp.*	412	1,483
Dyax Corp.*	835	1,344
Edwards Lifesciences Corp.*	408	35,496
Eli Lilly and Co.	3,550	124,853
Emdeon, Inc., Class A*	85	1,369
Emergency Medical Services Corp., Class A*	115	7,313
Emergent Biosolutions, Inc.*	74	1,788
Emeritus Corp.*	60	1,528
Endo Pharmaceuticals Holdings, Inc.*	433	16,523
Endologix, Inc.*	281	1,905
Ensign Group, Inc./The	69	2,203
Enzo Biochem, Inc.*	283	1,186
Enzon Pharmaceuticals, Inc.*	321	3,499
eResearchTechnology, Inc.*	200	1,354
Exactech, Inc.*	60	1,053
Exelixis, Inc.*	300	3,390
Express Scripts, Inc.*	1,935	107,605
Forest Laboratories, Inc.*	16,083	519,481

Furiex Pharmaceuticals, Inc.*	95	1,604
Genomic Health, Inc.*	71	1,747
Gen-Probe, Inc.*	179	11,877
Gentiva Health Services, Inc.*	100	2,803
Genzyme Corp.*	942	71,733
Geron Corp.*	409	2,065
Gilead Sciences, Inc.*	2,955	125,410
Greatbatch, Inc.*	100	2,646
Haemonetics Corp.*	78	5,112
Halozyme Therapeutics, Inc.*	167	1,121
Hanger Orthopedic Group, Inc.*	59	1,536
Health Management Associates, Inc., Class A*	902	9,832
Health Net, Inc.*	338	11,053
HealthSouth Corp.*	295	7,369
HealthSpring, Inc.*	191	7,138
Healthways, Inc.*	100	1,537
HeartWare International, Inc.*	27	2,309
Henry Schein, Inc.*	333	23,367
Hill-Rom Holdings, Inc.	222	8,432
Hi-Tech Pharmacal Co., Inc.*	54	1,087
HMS Holdings Corp.*	77	6,302
Hologic, Inc.*	870	19,314
Hospira, Inc.*	582	32,126
Human Genome Sciences, Inc.*	653	17,925
Humana, Inc.*	602	42,104
ICU Medical, Inc.*	35	1,532
IDEXX Laboratories, Inc.*	217	16,757
Illumina, Inc.*	422	29,570
Immucor, Inc.*	250	4,945
Immunogen, Inc.*	151	1,370
Immunomedics, Inc.*	342	1,306
Impax Laboratories, Inc.*	248	6,312
Incyte Corp. Ltd.*	300	4,755
Inspire Pharmaceuticals, Inc.*	488	1,932
Insulet Corp.*	83	1,711
Integra LifeSciences Holdings Corp.*	55	2,608
InterMune, Inc.*	165	7,786
Intuitive Surgical, Inc.*	137	45,684
Invacare Corp.	100	3,112
IPC The Hospitalist Co., Inc.*	38	1,726
IRIS International, Inc.*	115	1,037
Ironwood Pharmaceuticals, Inc.*	181	2,534
Isis Pharmaceuticals, Inc.*	260	2,350
Johnson & Johnson	16,289	965,123
Kendle International, Inc.*	159	1,703
Kensey Nash Corp.*	54	1,345
Kindred Healthcare, Inc.*	100	2,388
Kinetic Concepts, Inc.*	200	10,884
Laboratory Corp. of America Holdings*	4,084	376,259
Landauer, Inc.	21	1,292
Lexicon Pharmaceuticals, Inc.*	768	1,290
LHC Group, Inc.*	43	1,290
Life Technologies Corp.*	637	33,392
LifePoint Hospitals, Inc.*	194	7,795
Ligand Pharmaceuticals, Inc., Class B*	118	1,180
Lincare Holdings, Inc.	359	10,648
Luminex Corp.*	115	2,157
Magellan Health Services, Inc.*	121	5,939
MAKO Surgical Corp.*	93	2,251
MannKind Corp.*	275	1,004
Masimo Corp.	185	6,123
McKesson Corp.	893	70,592
MedAssets, Inc.*	97	1,481
MedCath Corp.*	118	1,646
Medco Health Solutions, Inc.*	1,529	85,869
Medical Action Industries, Inc.*	197	1,655
Medicines Co./The*	200	3,258
Medicis Pharmaceutical Corp., Class A	200	6,408
Medidata Solutions, Inc.*	83	2,122
Medivation, Inc.*	100	1,864
Mednax, Inc.*	172	11,457
Medtronic, Inc.	3,847	151,379
MELA Sciences, Inc.*	442	1,556
Merck & Co., Inc.	10,889	359,446
Meridian Bioscience, Inc.	150	3,598
Merit Medical Systems, Inc.*	100	1,962
Metabolix, Inc.*	94	988
Mettler-Toledo International, Inc.*	122	20,984
Micromet, Inc.*	160	898
Molina Healthcare, Inc.*	48	1,920
Momenta Pharmaceuticals, Inc.*	149	2,362
MWI Veterinary Supply, Inc.*	29	2,340
Mylan, Inc.*	1,535	34,798
Myriad Genetics, Inc.*	326	6,569
Nabi Biopharmaceuticals*	200	1,162
National Healthcare Corp.	34	1,581
Natus Medical, Inc.*	100	1,680
Nektar Therapeutics*	300	2,841
Neogen Corp.*	79	3,269
NPS Pharmaceuticals, Inc.*	241	2,306
NuVasive, Inc.*	127	3,216
NxStage Medical, Inc.*	110	2,418
Obagi Medical Products, Inc.*	94	1,188
Omnicare, Inc.	393	11,786
Omnicell, Inc.*	120	1,829
Onyx Pharmaceuticals, Inc.*	200	7,036
Optimer Pharmaceuticals, Inc.*	102	1,207
OraSure Technologies, Inc.*	200	1,572
Orthofix International N.V.*	39	1,266
Orthovita, Inc.*	760	1,619
Owens & Minor, Inc.	199	6,464
Pain Therapeutics, Inc.*	195	1,864
Palomar Medical Technologies, Inc.*	100	1,485
Par Pharmaceutical Cos., Inc.*	100	3,108
Parexel International Corp.*	200	4,980
Patterson Cos., Inc.	359	11,556
PDL BioPharma, Inc.	306	1,775
PerkinElmer, Inc.	388	10,193
Perrigo Co.	289	22,981
Pfizer, Inc.	28,180	572,336
Pharmaceutical Product Development, Inc.	382	10,585
Pharmacyclics, Inc.*	284	1,673
Pharmasset, Inc.*	121	9,524
PharMerica Corp.*	102	1,167
Pozen, Inc.*	253	1,359
Progenics Pharmaceuticals, Inc.*	277	1,712
Providence Service Corp./The*	102	1,528
PSS World Medical, Inc.*	200	5,430
PURE Bioscience, Inc.*	862	1,345
Quality Systems, Inc.	64	5,334
Quest Diagnostics, Inc.	507	29,264
Questcor Pharmaceuticals, Inc.*	213	3,069
Quidel Corp.*	97	1,160
Regeneron Pharmaceuticals, Inc.*	244	10,965
RehabCare Group, Inc.*	100	3,687
ResMed, Inc.*	546	16,380
Rigel Pharmaceuticals, Inc.*	231	1,642
RTI Biologics, Inc.*	635	1,816
Salix Pharmaceuticals Ltd.*	205	7,181
Sangamo Biosciences, Inc.*	220	1,833
Santarus, Inc.*	519	1,775
Savient Pharmaceuticals, Inc.*	185	1,961
Seattle Genetics, Inc.*	300	4,671
Select Medical Holdings Corp.*	146	1,177
Sequenom, Inc.*	200	1,266
SIGA Technologies, Inc.*	182	2,202
Sirona Dental Systems, Inc.*	103	5,166
Skilled Healthcare Group, Inc., Class A*	188	2,705
SonoSite, Inc.*	52	1,733
Spectrum Pharmaceuticals, Inc.*	273	2,427
St. Jude Medical, Inc.	1,172	60,077
StemCells, Inc.*	1,060	965
STERIS Corp.	200	6,908
Stryker Corp.	1,110	67,488
Sun Healthcare Group, Inc.*	144	2,026
Sunrise Senior Living, Inc.*	225	2,684
SuperGen, Inc.*	378	1,172
SurModics, Inc.*	135	1,688
SXC Health Solutions Corp.*	217	11,892
Symmetry Medical, Inc.*	206	2,019
Syneron Medical Ltd.*	185	2,412
Synovis Life Technologies, Inc.*	81	1,554
Talecris Biotherapeutics Holdings Corp.*	181	4,851
Targacept, Inc.*	89	2,367
Team Health Holdings, Inc.*	76	1,328
Techne Corp.	141	10,096
Teleflex, Inc.	129	7,479
Tenet Healthcare Corp.*	1,710	12,739
Theravance, Inc.*	200	4,844
Thermo Fisher Scientific, Inc.*	1,416	78,659
Thoratec Corp.*	209	5,419
TomoTherapy, Inc.*	362	1,654
Triple-S Management Corp., Class B*	67	1,379
Unilife Corp.*	311	1,763
United Therapeutics Corp.*	147	9,852
UnitedHealth Group, Inc.	3,990	180,348
Universal American Corp.	150	3,436
Universal Health Services, Inc., Class B	320	15,811
Vanda Pharmaceuticals, Inc.*	108	787
Varian Medical Systems, Inc.*	444	30,032
Vascular Solutions, Inc.*	135	1,473
VCA Antech, Inc.*	310	7,806
Vertex Pharmaceuticals, Inc.*	688	32,976
Vical, Inc.*	837	2,478
Viropharma, Inc.*	288	5,731
Vital Images, Inc.*	120	1,621
Vivus, Inc.*	300	1,857
Volcano Corp.*	143	3,661
Warner Chilcott plc, Class A	337	7,845
Waters Corp.*	336	29,198
Watson Pharmaceuticals, Inc.*	389	21,788
WellCare Health Plans, Inc.*	134	5,621
WellPoint, Inc.	1,402	97,846
West Pharmaceutical Services, Inc.	100	4,477
Wright Medical Group, Inc.*	100	1,701
XenoPort, Inc.*	211	1,251
Zimmer Holdings, Inc.*	6,017	364,209
Zoll Medical Corp.*	45	2,016
		8,084,873
Industrials — 3.9%
3D Systems Corp.*	89	4,321
3M Co.	2,501	233,843
A.O. Smith Corp.	109	4,833
A123 Systems, Inc.*	315	2,000
AAON, Inc.	54	1,777
AAR Corp.*	135	3,742
ABM Industries, Inc.	159	4,037
Acacia Research - Acacia Technologies*	110	3,764
ACCO Brands Corp.*	138	1,317
Aceto Corp.	195	1,554
Actuant Corp., Class A	238	6,902
Acuity Brands, Inc.	156	9,124
Advanced Battery Technologies, Inc.*	318	617
Advisory Board Co./The*	25	1,288
Aecom Technology Corp.*	364	10,094
Aerovironment, Inc.*	49	1,714
AGCO Corp.*	319	17,535
Air Transport Services Group, Inc.*	307	2,594
Aircastle Ltd.	125	1,509
AirTran Holdings, Inc.*	328	2,444
Alaska Air Group, Inc.*	130	8,245
Albany International Corp., Class A	100	2,490
Alexander & Baldwin, Inc.	126	5,752
Allegiant Travel Co.	42	1,840
Alliant Techsystems, Inc.	120	8,480
Altra Holdings, Inc.*	86	2,031
Amerco, Inc.*	28	2,716
American Reprographics Co.*	134	1,387
American Science & Engineering, Inc.	37	3,417
American Superconductor Corp.*	172	4,278
American Woodmark Corp.	61	1,274
Ameron International Corp.	23	1,605
AMETEK, Inc.	567	24,874
Ampco-Pittsburgh Corp.	47	1,296
AMR Corp.*	1,120	7,235
Apogee Enterprises, Inc.	100	1,319
Applied Industrial Technologies, Inc.	150	4,989
Arkansas Best Corp.	100	2,592
Armstrong World Industries, Inc.	62	2,869
Astec Industries, Inc.*	52	1,939
Atlas Air Worldwide Holdings, Inc.*	89	6,205
Avery Dennison Corp.	389	16,322
Avis Budget Group, Inc.*	363	6,501
AZZ, Inc.	30	1,368
Babcock & Wilcox Co./The*	435	14,520
Badger Meter, Inc.	38	1,566
Barnes Group, Inc.	138	2,881
BE Aerospace, Inc.*	335	11,903
Beacon Roofing Supply, Inc.*	150	3,070
Belden, Inc.	145	5,445
Blount International, Inc.*	100	1,598
Boeing Co./The	2,670	197,393
Brady Corp., Class A	147	5,246
Briggs & Stratton Corp.	140	3,171
Brink's Co./The	153	5,066
Bucyrus International, Inc.	261	23,868
Builders FirstSource, Inc.*	723	2,053
C.H. Robinson Worldwide, Inc.	595	44,107
CAI International, Inc.*	199	5,146
Carlisle Cos., Inc.	225	10,024
Cascade Corp.	40	1,783
Casella Waste Systems, Inc., Class A*	218	1,563
Caterpillar, Inc.	2,199	244,859
CBIZ, Inc.*	200	1,442
CDI Corp.	79	1,168
Celadon Group, Inc.*	100	1,624
Cenveo, Inc.*	200	1,306
Ceradyne, Inc.*	100	4,508
Chart Industries, Inc.*	80	4,403
Chicago Bridge & Iron Co. N.V.	365	14,841
Cintas Corp.	430	13,016
CIRCOR International, Inc.	42	1,975
CLARCOR, Inc.	187	8,402
Clean Harbors, Inc.*	79	7,794
CNH Global N.V.*	103	5,001
Colfax Corp.*	102	2,341
Columbus McKinnon Corp.*	73	1,348
Comfort Systems USA, Inc.	100	1,407
Consolidated Graphics, Inc.*	28	1,530
Con-way, Inc.	153	6,011
Cooper Industries plc	601	39,005
Copa Holdings S.A., Class A	100	5,280
Copart, Inc.*	262	11,352
Corporate Executive Board Co./The	126	5,087
Corrections Corp. of America*	369	9,004
CoStar Group, Inc.*	56	3,510
Courier Corp.	74	1,033
Covanta Holding Corp.	414	7,071
CRA International, Inc.*	73	2,105
Crane Co.	160	7,749
CSX Corp.	1,373	107,918
Cubic Corp.	45	2,588
Cummins, Inc.	709	77,721
Curtiss-Wright Corp.	142	4,990
Danaher Corp.	1,858	96,430
Deere & Co.	1,492	144,560
Delta Air Lines, Inc.*	2,752	26,970
Deluxe Corp.	160	4,246
DigitalGlobe, Inc.*	115	3,223
Dolan Co./The*	117	1,420
Dollar Thrifty Automotive Group, Inc.*	100	6,673
Donaldson Co., Inc.	294	18,019
Dover Corp.	653	42,928
Ducommun, Inc.	56	1,338
Dun & Bradstreet Corp.	190	15,246
Dycom Industries, Inc.*	160	2,774
Dynamic Materials Corp.	76	2,124
Eagle Bulk Shipping, Inc.*	221	822
Eaton Corp.	1,162	64,421
EMCOR Group, Inc.*	233	7,216
Emerson Electric Co.	2,649	154,781
Encore Wire Corp.	74	1,801
Ener1, Inc.*	281	832
Energy Recovery, Inc.*	435	1,383
EnergySolutions, Inc.	307	1,830
EnerNOC, Inc.*	42	803
EnerSys*	158	6,280
Ennis, Inc.	100	1,703
EnPro Industries, Inc.*	46	1,671
Equifax, Inc.	451	17,521
ESCO Technologies, Inc.	100	3,815
Esterline Technologies Corp.*	100	7,072
Expeditors International of Washington, Inc.	761	38,157
Exponent, Inc.*	40	1,784
Fastenal Co.	472	30,600
Federal Signal Corp.	200	1,302
FedEx Corp.	1,090	101,969
Flow International Corp.*	395	1,734
Flowserve Corp.	195	25,116
Fluor Corp.	630	46,406
Force Protection, Inc.*	300	1,470
Forward Air Corp.	100	3,063
Franklin Electric Co., Inc.	61	2,818
FreightCar America, Inc.*	48	1,560
FTI Consulting, Inc.*	154	5,903
FuelCell Energy, Inc.*	677	1,449
Furmanite Corp.*	232	1,856
G&K Services, Inc., Class A	59	1,962
Gardner Denver, Inc.	187	14,592
GATX Corp.	150	5,799
Genco Shipping & Trading Ltd.*	100	1,077
GenCorp, Inc.*	208	1,244
Generac Holdings, Inc.*	83	1,684
General Cable Corp.*	157	6,798
General Dynamics Corp.	1,208	92,484
General Electric Co.	37,341	748,687
Genesee & Wyoming, Inc., Class A*	153	8,905
Geo Group, Inc./The*	246	6,307
GeoEye, Inc.*	56	2,328
Gibraltar Industries, Inc.*	100	1,193
Goodrich Corp.	451	38,574
Gorman-Rupp Co./The	47	1,851
GP Strategies Corp.*	144	1,958
Graco, Inc.	209	9,507
GrafTech International Ltd.*	429	8,850
Graham Corp.	64	1,532
Granite Construction, Inc.	100	2,810
Great Lakes Dredge & Dock Corp.	220	1,679
Greenbrier Cos., Inc.*	102	2,895
Griffon Corp.*	163	2,140
H&E Equipment Services, Inc.*	111	2,166
Harsco Corp.	289	10,199
Hawaiian Holdings, Inc.*	170	1,022
Healthcare Services Group, Inc.	225	3,955
Heartland Express, Inc.	159	2,792
HEICO Corp.	73	4,564
Heidrick & Struggles International, Inc.	34	946
Herley Industries, Inc.*	83	1,577
Herman Miller, Inc.	200	5,498
Hertz Global Holdings, Inc.*	697	10,894
Hexcel Corp.*	366	7,207
HNI Corp.	160	5,050
Honeywell International, Inc.	2,683	160,202
Horizon Lines, Inc., Class A	450	382
Houston Wire & Cable Co.	95	1,389
HUB Group, Inc., Class A*	140	5,067
Hubbell, Inc., Class B	215	15,271
Huntington Ingalls Industries, Inc.*	1,676	69,554
Huron Consulting Group, Inc.*	100	2,769
ICF International, Inc.*	48	986
IDEX Corp.	288	12,571
IHS, Inc., Class A*	176	15,620
II-VI, Inc.*	86	4,279
Illinois Tool Works, Inc.	1,542	82,836
Ingersoll-Rand plc	1,129	54,542
Insituform Technologies, Inc., Class A*	136	3,638
Insperity, Inc.	44	1,337
Interface, Inc., Class A	200	3,698
Interline Brands, Inc.*	100	2,040
International Shipholding Corp.	41	1,021
Iron Mountain, Inc.	636	19,862
ITT Corp.	652	39,153
J.B. Hunt Transport Services, Inc.	330	14,989
Jacobs Engineering Group, Inc.*	451	23,195
JetBlue Airways Corp.*	829	5,198
John Bean Technologies Corp.	108	2,077
Joy Global, Inc.	364	35,967
Kadant, Inc.*	72	1,886
Kaman Corp.	100	3,520
Kansas City Southern*	362	19,711
KAR Auction Services, Inc.*	86	1,319
Kaydon Corp.	100	3,919
KBR, Inc.	541	20,434
Kelly Services, Inc., Class A*	100	2,171
Kennametal, Inc.	293	11,427
Kforce, Inc.*	100	1,830
Kimball International, Inc., Class B	237	1,659
Kirby Corp.*	191	10,942
Knight Transportation, Inc.	150	2,888
Knoll, Inc.	100	2,096
Korn/Ferry International*	169	3,764
L.B. Foster Co., Class A	41	1,768
L-3 Communications Holdings, Inc.	6,301	493,431
LaBarge, Inc.*	105	1,859
Ladish Co., Inc.*	57	3,115
Landstar System, Inc.	167	7,629
Layne Christensen Co.*	47	1,622
Lennox International, Inc.	178	9,359
Lincoln Electric Holdings, Inc.	153	11,616
Lindsay Corp.	31	2,450
Lockheed Martin Corp.	1,093	87,877
LSI Industries, Inc.	217	1,571
M&F Worldwide Corp.*	82	2,060
Manitowoc Co., Inc./The	432	9,452
Manpower, Inc.	279	17,544
Marten Transport Ltd.	63	1,405
Masco Corp.	22,247	309,678
MasTec, Inc.*	195	4,056
McGrath RentCorp	100	2,727
Meritor, Inc.*	337	5,719
Metalico, Inc.*	194	1,207
Met-Pro Corp.	163	1,940
Michael Baker Corp.*	35	1,017
Middleby Corp.*	49	4,568
Mine Safety Appliances Co.	100	3,667
Mobile Mini, Inc.*	81	1,946
Moog, Inc., Class A*	144	6,611
MSC Industrial Direct Co., Class A	155	10,613
Mueller Industries, Inc.	131	4,797
Mueller Water Products, Inc., Class A	500	2,240
Multi-Color Corp.	100	2,021
MYR Group, Inc.*	101	2,416
NACCO Industries, Inc., Class A	15	1,660
National Presto Industries, Inc.	13	1,465
Navigant Consulting, Inc.*	200	1,998
Navistar International Corp.*	259	17,956
NCI Building Systems, Inc.*	92	1,166
Nielsen Holdings N.V.*	300	8,193
Nordson Corp.	121	13,922
Norfolk Southern Corp.	1,314	91,021
Northrop Grumman Corp.	10,056	630,612
Northwest Pipe Co.*	55	1,261
Old Dominion Freight Line, Inc.*	127	4,456
On Assignment, Inc.*	163	1,542
Orbital Sciences Corp.*	200	3,784
Orion Marine Group, Inc.*	100	1,074
Oshkosh Corp.*	309	10,932
Owens Corning*	406	14,612
PACCAR, Inc.	1,310	68,579
Pacer International, Inc.*	242	1,273
Pall Corp.	424	24,427
PAM Transportation Services, Inc.*	143	1,737
Parker Hannifin Corp.	572	54,157
Pentair, Inc.	336	12,697
Pitney Bowes, Inc.	702	18,034
PMFG, Inc.*	91	1,942
Polypore International, Inc.*	66	3,800
Powell Industries, Inc.*	37	1,459
Precision Castparts Corp.	509	74,915
Quanex Building Products Corp.	150	2,945
Quanta Services, Inc.*	721	16,172
R.R. Donnelley & Sons Co.	624	11,806
RailAmerica, Inc.*	103	1,755
Raven Industries, Inc.	47	2,887
Raytheon Co.	1,339	68,115
RBC Bearings, Inc.*	52	1,988
Regal-Beloit Corp.	135	9,967
Republic Airways Holdings, Inc.*	233	1,498
Republic Services, Inc.	1,084	32,563
Resources Connection, Inc.	129	2,501
Robbins & Myers, Inc.	141	6,485
Robert Half International, Inc.	536	16,402
Rockwell Automation, Inc.	514	48,650
Rockwell Collins, Inc.	596	38,639
Rollins, Inc.	275	5,582
Roper Industries, Inc.	328	28,359
RSC Holdings, Inc.*	200	2,876
Rush Enterprises, Inc., Class A*	150	2,970
Ryder System, Inc.	170	8,602
Saia, Inc.*	85	1,393
Satcon Technology Corp.*	482	1,861
Sauer-Danfoss, Inc.*	43	2,190
Schawk, Inc.	66	1,283
School Specialty, Inc.*	123	1,759
Seaboard Corp.	1	2,413
SFN Group, Inc.*	200	2,818
Shaw Group, Inc./The*	291	10,304
Simpson Manufacturing Co., Inc.	132	3,889
Skywest, Inc.	200	3,384
Snap-On, Inc.	193	11,592
Southwest Airlines Co.	2,581	32,598
Spirit Aerosystems Holdings, Inc., Class A*	332	8,522
SPX Corp.	158	12,544
Standex International Corp.	45	1,705
Steelcase, Inc., Class A	200	2,276
Stericycle, Inc.*	317	28,108
Sterling Construction Co., Inc.*	76	1,283
Sun Hydraulics Corp.	45	1,939
SYKES Enterprises, Inc.*	148	2,926
TAL International Group, Inc.	60	2,176
Taser International, Inc.*	401	1,632
Team, Inc.*	100	2,626
Tecumseh Products Co., Class A*	100	1,002
Teledyne Technologies, Inc.*	133	6,877
Tennant Co.	51	2,144
Terex Corp.*	370	13,705
Tetra Tech, Inc.*	200	4,938
Textainer Group Holdings Ltd.	74	2,750
Textron, Inc.	955	26,157
Thomas & Betts Corp.*	193	11,478
Timken Co.	313	16,370
Titan International, Inc.	125	3,326
Titan Machinery, Inc.*	87	2,197
Toro Co./The	124	8,211
Towers Watson & Co., Class A	136	7,543
TransDigm Group, Inc.*	165	13,832
Tredegar Corp.	100	2,158
Trex Co., Inc.*	57	1,859
Trinity Industries, Inc.	262	9,608
Triumph Group, Inc.	62	5,484
TrueBlue, Inc.*	113	1,897
Tutor Perini Corp.	67	1,632
Tyco International Ltd.	1,775	79,467
Unifirst Corp.	45	2,385
Union Pacific Corp.	1,785	175,519
United Continental Holdings, Inc.*	1,120	25,749
United Parcel Service, Inc., Class B	2,501	185,874
United Rentals, Inc.*	200	6,656
United Stationers, Inc.	78	5,542
United Technologies Corp.	3,272	276,975
Universal Forest Products, Inc.	56	2,052
URS Corp.*	360	16,578
US Airways Group, Inc.*	500	4,355
US Ecology, Inc.	100	1,743
USA Truck, Inc.*	149	1,937
USG Corp.*	235	3,915
UTi Worldwide, Inc.	353	7,145
Valmont Industries, Inc.	84	8,767
Verisk Analytics, Inc., Class A*	383	12,547
Viad Corp.	70	1,676
Vicor Corp.	100	1,649
W.W. Grainger, Inc.	214	29,464
Wabash National Corp.*	235	2,721
WABCO Holdings, Inc.*	245	15,102
Waste Connections, Inc.	428	12,322
Waste Management, Inc.	1,695	63,291
Watsco, Inc.	79	5,507
Watts Water Technologies, Inc., Class A	100	3,819
Werner Enterprises, Inc.	138	3,653
WESCO International, Inc.*	154	9,625
Westinghouse Air Brake Technologies Corp.	187	12,684
Woodward, Inc.	226	7,811
		7,641,185
Information Technology — 5.9%
Accelrys, Inc.*	196	1,568
Accenture plc, Class A	2,150	118,186
ACI Worldwide, Inc.*	100	3,280
Acme Packet, Inc.*	160	11,354
Activision Blizzard, Inc.	1,825	20,020
Actuate Corp.*	206	1,071
Acxiom Corp.*	257	3,688
Adobe Systems, Inc.*	1,858	61,611
ADTRAN, Inc.	220	9,341
Advanced Analogic Technologies, Inc.*	329	1,244
Advanced Energy Industries, Inc.*	100	1,635
Advanced Micro Devices, Inc.*	2,097	18,034
Advent Software, Inc.*	88	2,523
Agilysys, Inc.*	254	1,458
Akamai Technologies, Inc.*	646	24,548
Alliance Data Systems Corp.*	191	16,405
Altera Corp.	1,084	47,718
Amdocs Ltd.*	677	19,531
American Software, Inc., Class A	206	1,520
Amkor Technology, Inc.*	400	2,696
Amphenol Corp., Class A	615	33,450
Anadigics, Inc.*	246	1,102
Analog Devices, Inc.	1,049	41,310
Anaren, Inc.*	85	1,708
Ancestry.com, Inc.*	106	3,758
Anixter International, Inc.	100	6,989
ANSYS, Inc.*	317	17,178
AOL, Inc.*	342	6,679
Apple, Inc.*	3,184	1,109,465
Applied Materials, Inc.	4,720	73,726
Applied Micro Circuits Corp.*	250	2,595
Ariba, Inc.*	306	10,447
Arris Group, Inc.*	393	5,007
Arrow Electronics, Inc.*	422	17,673
Aruba Networks, Inc.*	296	10,017
Aspen Technology, Inc.*	164	2,458
Atheros Communications, Inc.*	245	10,939
Atmel Corp.*	1,642	22,380
ATMI, Inc.*	100	1,888
Autodesk, Inc.*	812	35,817
Automatic Data Processing, Inc.	1,787	91,691
Avago Technologies Ltd.	427	13,280
Aviat Networks, Inc.*	279	1,442
Avid Technology, Inc.*	81	1,806
Avnet, Inc.*	530	18,068
AVX Corp.	115	1,715
Bel Fuse, Inc., Class B	57	1,255
Benchmark Electronics, Inc.*	192	3,642
BigBand Networks, Inc.*	586	1,494
Black Box Corp.	44	1,547
Blackbaud, Inc.	148	4,032
Blackboard, Inc.*	100	3,624
Blue Coat Systems, Inc.*	122	3,436
BMC Software, Inc.*	656	32,629
Bottomline Technologies (de), Inc.*	73	1,835
Brightpoint, Inc.*	313	3,393
Broadcom Corp., Class A	1,889	74,389
Broadridge Financial Solutions, Inc.	450	10,211
Brocade Communications Systems, Inc.*	1,406	8,647
Brooks Automation, Inc.*	143	1,963
CA, Inc.	17,260	417,347
Cabot Microelectronics Corp.*	68	3,553
CACI International, Inc., Class A*	100	6,132
Cadence Design Systems, Inc.*	1,000	9,750
Cardtronics, Inc.*	154	3,134
Cass Information Systems, Inc.	38	1,493
Cavium Networks, Inc.*	168	7,548
Ceva, Inc.*	107	2,860
Checkpoint Systems, Inc.*	100	2,248
Ciber, Inc.*	404	2,707
Ciena Corp.*	279	7,243
Cirrus Logic, Inc.*	267	5,615
Cisco Systems, Inc.	20,030	343,515
Citrix Systems, Inc.*	658	48,337
Cognex Corp.	140	3,955
Cognizant Technology Solutions Corp., Class A*	1,061	86,365
Coherent, Inc.*	60	3,487
Cohu, Inc.	100	1,536
CommVault Systems, Inc.*	118	4,706
Computer Sciences Corp.	534	26,022
Compuware Corp.*	824	9,517
comScore, Inc.*	73	2,154
Comtech Telecommunications Corp.	100	2,718
Comverge, Inc.*	254	1,184
Concur Technologies, Inc.*	129	7,153
Constant Contact, Inc.*	60	2,094
Convergys Corp.*	312	4,480
CoreLogic, Inc.*	323	5,976
Corning, Inc.	5,435	112,124
Cray, Inc.*	199	1,284
Cree, Inc.*	382	17,633
CSG Systems International, Inc.*	104	2,074
CTS Corp.	100	1,080
Cymer, Inc.*	100	5,658
Cypress Semiconductor Corp.*	577	11,182
Daktronics, Inc.	200	2,150
DealerTrack Holdings, Inc.*	100	2,296
Dell, Inc.*	27,116	393,453
Deltek, Inc.*	165	1,254
DG FastChannel, Inc.*	94	3,029
Diebold, Inc.	200	7,092
Digi International, Inc.*	111	1,172
Digital River, Inc.*	139	5,203
Diodes, Inc.*	100	3,406
Dolby Laboratories, Inc., Class A*	183	9,005
DSP Group, Inc.*	220	1,694
DST Systems, Inc.	120	6,338
DTS, Inc.*	54	2,518
Earthlink, Inc.	400	3,132
eBay, Inc.*	4,060	126,022
Ebix, Inc.*	73	1,726
Echelon Corp.*	100	1,013
EchoStar Corp., Class A*	93	3,520
Electro Rent Corp.	87	1,495
Electro Scientific Industries, Inc.*	100	1,736
Electronic Arts, Inc.*	1,108	21,639
Electronics for Imaging, Inc.*	98	1,442
EMC Corp.*	7,217	191,611
EMS Technologies, Inc.*	72	1,415
Emulex Corp.*	300	3,201
Energy Conversion Devices, Inc.*	418	945
Entegris, Inc.*	483	4,236
Entropic Communications, Inc.*	233	1,969
Epicor Software Corp.*	200	2,214
EPIQ Systems, Inc.	100	1,436
Equinix, Inc.*	151	13,756
Euronet Worldwide, Inc.*	134	2,590
Evergreen Solar, Inc.*	489	660
Exar Corp.*	240	1,445
ExlService Holdings, Inc.*	71	1,502
Extreme Networks*	526	1,841
F5 Networks, Inc.*	285	29,232
Factset Research Systems, Inc.	173	18,118
Fair Isaac Corp.	153	4,836
Fairchild Semiconductor International, Inc.*	412	7,498
FARO Technologies, Inc.*	47	1,880
FEI Co.*	100	3,372
Fidelity National Information Services, Inc.	841	27,492
Finisar Corp.*	272	6,691
First Solar, Inc.*	193	31,042
Fiserv, Inc.*	550	34,496
FLIR Systems, Inc.	538	18,620
Formfactor, Inc.*	133	1,370
Forrester Research, Inc.	40	1,532
Fortinet, Inc.*	182	8,008
Gartner, Inc.*	272	11,334
Genpact Ltd.*	265	3,837
Global Cash Access Holdings, Inc.*	384	1,256
Global Payments, Inc.	293	14,334
Globecomm Systems, Inc.*	159	1,960
Google, Inc., Class A*	854	500,623
GSI Commerce, Inc.*	229	6,703
GT Solar International, Inc.*	324	3,454
Harmonic, Inc.*	416	3,902
Harris Corp.	439	21,774
Heartland Payment Systems, Inc.	100	1,753
Hewlett-Packard Co.	26,725	1,094,923
Hittite Microwave Corp.*	114	7,270
IAC/InterActiveCorp*	295	9,113
iGate Corp.	120	2,252
Imation Corp.*	106	1,181
Immersion Corp.*	212	1,620
Infinera Corp.*	325	2,727
Informatica Corp.*	330	17,236
Infospace, Inc.*	220	1,905
Ingram Micro, Inc., Class A*	500	10,515
Insight Enterprises, Inc.*	118	2,010
Integral Systems, Inc.*	122	1,485
Integrated Device Technology, Inc.*	468	3,449
Intel Corp.	19,476	392,831
Interactive Intelligence, Inc.*	65	2,516
InterDigital, Inc.	157	7,490
Intermec, Inc.*	200	2,158
Internap Network Services Corp.*	219	1,439
International Business Machines Corp.	4,490	732,184
International Rectifier Corp.*	231	7,637
Intersil Corp., Class A	380	4,731
Intevac, Inc.*	100	1,243
Intuit, Inc.*	992	52,675
IPG Photonics Corp.*	79	4,557
Itron, Inc.*	126	7,111
Ixia*	100	1,588
IXYS Corp.*	140	1,880
j2 Global Communications, Inc.*	182	5,371
Jabil Circuit, Inc.	648	13,239
Jack Henry & Associates, Inc.	303	10,269
JDA Software Group, Inc.*	160	4,842
JDS Uniphase Corp.*	758	15,797
Juniper Networks, Inc.*	1,839	77,385
Kenexa Corp.*	85	2,345
Keynote Systems, Inc.	107	1,985
KLA-Tencor Corp.	597	28,280
Knot, Inc./The*	201	2,422
Kopin Corp.*	323	1,483
Kulicke & Soffa Industries, Inc.*	200	1,870
KVH Industries, Inc.*	93	1,406
L-1 Identity Solutions, Inc.*	201	2,368
Lam Research Corp.*	457	25,894
Lattice Semiconductor Corp.*	400	2,360
Lawson Software, Inc.*	399	4,828
Lender Processing Services, Inc.	349	11,234
Lexmark International, Inc., Class A*	280	10,371
Linear Technology Corp.	777	26,131
Lionbridge Technologies, Inc.*	310	1,063
Liquidity Services, Inc.*	104	1,857
Littelfuse, Inc.	65	3,711
LivePerson, Inc.*	150	1,896
LogMeIn, Inc.*	69	2,909
LoopNet, Inc.*	106	1,500
Loral Space & Communications, Inc.*	47	3,645
LSI Corp.*	2,093	14,232
LTX-Credence Corp.*	196	1,789
Manhattan Associates, Inc.*	48	1,571
ManTech International Corp., Class A*	71	3,010
Marchex, Inc., Class B	201	1,582
Marvell Technology Group Ltd.*	1,921	29,872
Mastercard, Inc., Class A	345	86,843
Maxim Integrated Products, Inc.	1,055	27,008
MAXIMUS, Inc.	55	4,464
Maxwell Technologies, Inc.*	99	1,710
Measurement Specialties, Inc.*	75	2,554
MEMC Electronic Materials, Inc.*	702	9,098
Mentor Graphics Corp.*	300	4,389
Mercury Computer Systems, Inc.*	100	2,116
Methode Electronics, Inc.	100	1,208
Micrel, Inc.	167	2,251
Microchip Technology, Inc.	600	22,806
Micron Technology, Inc.*	2,934	33,624
MICROS Systems, Inc.*	290	14,335
Microsemi Corp.*	300	6,213
Microsoft Corp.	36,767	932,411
MicroStrategy, Inc., Class A*	26	3,496
Microvision, Inc.*	855	1,129
Mindspeed Technologies, Inc.*	219	1,853
MIPS Technologies, Inc.*	259	2,717
MKS Instruments, Inc.	140	4,662
ModusLink Global Solutions, Inc.	160	874
Molex, Inc.	469	11,781
MoneyGram International, Inc.*	681	2,336
Monolithic Power Systems, Inc.*	100	1,419

Monotype Imaging Holdings, Inc.*	123	1,783
Monster Worldwide, Inc.*	449	7,139
Motorola Mobility Holdings, Inc.*	1,020	24,888
Motorola Solutions, Inc.*	1,293	57,784
Move, Inc.*	500	1,195
MTS Systems Corp.	50	2,277
Multi-Fineline Electronix, Inc.*	49	1,383
Nanometrics, Inc.*	104	1,881
National Instruments Corp.	309	10,126
National Semiconductor Corp.	802	11,501
NCI, Inc., Class A*	86	2,096
NCR Corp.*	569	10,720
NetApp, Inc.*	1,219	58,731
Netgear, Inc.*	129	4,185
NetLogic Microsystems, Inc.*	215	9,034
NetScout Systems, Inc.*	100	2,732
NetSuite, Inc.*	86	2,501
Network Equipment Technologies, Inc.*	216	814
NeuStar, Inc., Class A*	230	5,883
Newport Corp.*	100	1,783
NIC, Inc.	169	2,106
Novatel Wireless, Inc.*	203	1,108
Novell, Inc.*	1,076	6,381
Novellus Systems, Inc.*	300	11,139
Nuance Communications, Inc.*	795	15,550
NVE Corp.*	25	1,408
NVIDIA Corp.*	2,025	37,382
Oclaro, Inc.*	148	1,703
Omnivision Technologies, Inc.*	185	6,573
ON Semiconductor Corp.*	1,517	14,973
OpenTable, Inc.*	60	6,381
Openwave Systems, Inc.*	508	1,087
Oplink Communications, Inc.*	67	1,306
Opnet Technologies, Inc.	75	2,924
Oracle Corp.	13,347	445,389
OSI Systems, Inc.*	43	1,614
Parametric Technology Corp.*	422	9,491
Park Electrochemical Corp.	36	1,161
Paychex, Inc.	1,148	36,001
Pegasystems, Inc.	46	1,745
Perficient, Inc.*	105	1,261
Pericom Semiconductor Corp.*	115	1,193
Photronics, Inc.*	234	2,099
Plantronics, Inc.	153	5,603
Plexus Corp.*	125	4,383
PLX Technology, Inc.*	487	1,778
PMC - Sierra, Inc.*	713	5,348
Polycom, Inc.*	305	15,814
Power Integrations, Inc.	71	2,721
Power-One, Inc.*	300	2,625
Powerwave Technologies, Inc.*	953	4,298
Progress Software Corp.*	208	6,051
PROS Holdings, Inc.*	124	1,807
Pulse Electronics Corp.	218	1,319
QLogic Corp.*	379	7,030
QUALCOMM, Inc.	5,734	314,395
Quantum Corp.*	800	2,016
Quest Software, Inc.*	236	5,992
Rackspace Hosting, Inc.*	339	14,526
Radiant Systems, Inc.*	88	1,558
Radisys Corp.*	210	1,819
Rambus, Inc.*	379	7,504
RealD, Inc.*	39	1,067
RealNetworks, Inc.*	400	1,488
Red Hat, Inc.*	666	30,230
RF Micro Devices, Inc.*	946	6,064
RightNow Technologies, Inc.*	67	2,097
Rimage Corp.	83	1,340
Riverbed Technology, Inc.*	449	16,905
Rofin-Sinar Technologies, Inc.*	75	2,963
Rogers Corp.*	27	1,217
Rovi Corp.*	390	20,939
Rubicon Technology, Inc.*	51	1,412
Rudolph Technologies, Inc.*	137	1,499
S1 Corp.*	225	1,503
SAIC, Inc.*	1,120	18,950
Salesforce.com, Inc.*	400	53,432
SanDisk Corp.*	810	37,333
Sanmina-SCI Corp.*	227	2,545
Sapient Corp.*	383	4,385
SAVVIS, Inc.*	106	3,932
Scansource, Inc.*	65	2,469
SeaChange International, Inc.*	153	1,454
Seagate Technology plc*	1,712	24,653
Semtech Corp.*	200	5,004
ShoreTel, Inc.*	185	1,523
Sigma Designs, Inc.*	100	1,295
Silicon Graphics International Corp.*	112	2,397
Silicon Image, Inc.*	300	2,691
Silicon Laboratories, Inc.*	153	6,611
Skyworks Solutions, Inc.*	645	20,911
SMART Modular Technologies (WWH), Inc.*	319	2,479
Smith Micro Software, Inc.*	136	1,273
SolarWinds, Inc.*	157	3,683
Solera Holdings, Inc.	231	11,804
Sonus Networks, Inc.*	820	3,083
Sourcefire, Inc.*	104	2,861
Spansion, Inc., Class A*	116	2,166
Spectrum Control, Inc.*	94	1,850
SRA International, Inc., Class A*	122	3,460
Stamps.com, Inc.	100	1,335
Standard Microsystems Corp.*	43	1,060
STEC, Inc.*	147	2,953
Stratasys, Inc.*	49	2,303
SuccessFactors, Inc.*	248	9,694
SunPower Corp., Class A*	324	5,553
Super Micro Computer, Inc.*	156	2,502
Supertex, Inc.*	44	980
support.com, Inc.*	352	1,827
Sycamore Networks, Inc.	60	1,466
Symantec Corp.*	2,800	51,912
Symmetricom, Inc.*	200	1,226
Synaptics, Inc.*	102	2,756
Synchronoss Technologies, Inc.*	61	2,120
SYNNEX Corp.*	56	1,833
Synopsys, Inc.*	534	14,765
Syntel, Inc.	42	2,194
Take-Two Interactive Software, Inc.*	250	3,842
Taleo Corp., Class A*	115	4,100
TE Connectivity Ltd.	9,425	328,179
Tech Data Corp.*	162	8,239
Tekelec*	200	1,624
TeleCommunication Systems, Inc., Class A*	375	1,545
TeleTech Holdings, Inc.*	100	1,938
Tellabs, Inc.	1,267	6,639
Teradata Corp.*	596	30,217
Teradyne, Inc.*	586	10,437
Terremark Worldwide, Inc.*	165	3,135
Tessera Technologies, Inc.*	141	2,575
Texas Instruments, Inc.	4,313	149,057
THQ, Inc.*	324	1,477
TIBCO Software, Inc.*	608	16,568
Tier Technologies, Inc.*	333	1,831
TiVo, Inc.*	445	3,898
TNS, Inc.*	100	1,557
Total System Services, Inc.	574	10,343
Trimble Navigation Ltd.*	436	22,035
TriQuint Semiconductor, Inc.*	581	7,501
TTM Technologies, Inc.*	266	4,831
Tyler Technologies, Inc.*	100	2,371
Ultimate Software Group, Inc.*	64	3,760
Ultratech, Inc.*	100	2,940
Unisys Corp.*	144	4,496
United Online, Inc.	200	1,261
Universal Display Corp.*	100	5,504
UTStarcom, Inc.*	779	1,831
ValueClick, Inc.*	300	4,338
Varian Semiconductor Equipment Associates, Inc.*	281	13,676
VASCO Data Security International, Inc.*	218	2,993
Veeco Instruments, Inc.*	126	6,406
VeriFone Systems, Inc.*	307	16,870
VeriSign, Inc.	619	22,414
Viasat, Inc.*	100	3,984
VirnetX Holding Corp.	121	2,409
Visa, Inc., Class A	1,639	120,663
Vishay Intertechnology, Inc.*	594	10,538
Vishay Precision Group, Inc.*	93	1,457
VistaPrint N.V.*	148	7,681
VMware, Inc., Class A*	256	20,874
Vocus, Inc.*	69	1,784
Volterra Semiconductor Corp.*	60	1,490
WebMD Health Corp.*	206	11,005
Websense, Inc.*	132	3,032
Western Digital Corp.*	799	29,795
Western Union Co./The	2,465	51,198
Wright Express Corp.*	139	7,206
Xerox Corp.	4,833	51,471
Xilinx, Inc.	926	30,373
Xyratex Ltd.*	124	1,386
Yahoo! Inc.*	4,700	78,255
Zebra Technologies Corp., Class A*	173	6,789
Zix Corp.*	525	1,932
Zoran Corp.*	200	2,078
		11,514,066
Materials — 1.5%
A. Schulman, Inc.	98	2,423
A.M. Castle & Co.*	89	1,680
Air Products & Chemicals, Inc.	744	67,094
Airgas, Inc.	291	19,328
AK Steel Holding Corp.	360	5,681
Albemarle Corp.	332	19,844
Alcoa, Inc.	3,552	62,693
Allegheny Technologies, Inc.	356	24,108
Allied Nevada Gold Corp.*	259	9,189
AMCOL International Corp.	100	3,598
American Vanguard Corp.	143	1,241
AptarGroup, Inc.	241	12,081
Arch Chemicals, Inc.	65	2,703
Ashland, Inc.	270	15,595
Balchem Corp.	93	3,489
Ball Corp.	702	25,167
Bemis Co., Inc.	381	12,501
Boise, Inc.	180	1,649
Buckeye Technologies, Inc.	114	3,104
Cabot Corp.	209	9,675
Calgon Carbon Corp.*	200	3,176
Carpenter Technology Corp.	161	6,876
Celanese Corp., Series A	573	25,424
Century Aluminum Co.*	160	2,989
CF Industries Holdings, Inc.	248	33,924
Clearwater Paper Corp.*	39	3,175
Cliffs Natural Resources, Inc.	480	47,174
Coeur d'Alene Mines Corp.*	265	9,217
Commercial Metals Co.	348	6,010
Compass Minerals International, Inc.	100	9,353
Crown Holdings, Inc.*	617	23,804
Cytec Industries, Inc.	169	9,189
Deltic Timber Corp.	27	1,805
Domtar Corp.	150	13,767
Dow Chemical Co./The	4,030	152,133
E.I. Du Pont de Nemours & Co.	3,169	174,200
Eagle Materials, Inc.	128	3,873
Eastman Chemical Co.	257	25,525
Ecolab, Inc.	838	42,755
Ferro Corp.*	257	4,264
FMC Corp.	265	22,506
Freeport-McMoRan Copper & Gold, Inc.	3,290	182,760
General Moly, Inc.*	331	1,781
Georgia Gulf Corp.*	114	4,218
Globe Specialty Metals, Inc.	176	4,006
Golden Star Resources Ltd.*	941	2,795
Graham Packaging Co., Inc.*	94	1,638
Graphic Packaging Holding Co.*	345	1,870
Greif, Inc., Class A	129	8,438
H.B. Fuller Co.	148	3,179
Haynes International, Inc.	33	1,830
Headwaters, Inc.*	246	1,451
Hecla Mining Co.*	1,000	9,080
Horsehead Holding Corp.*	100	1,705
Huntsman Corp.	662	11,506
Innophos Holdings, Inc.	45	2,075
International Flavors & Fragrances, Inc.	285	17,756
International Paper Co.	1,528	46,115
Intrepid Potash, Inc.*	171	5,954
Jaguar Mining, Inc.*	461	2,406
Kaiser Aluminum Corp.	46	2,266
KapStone Paper and Packaging Corp.*	98	1,683
Koppers Holdings, Inc.	53	2,263
Kraton Performance Polymers, Inc.*	65	2,486
Landec Corp.*	184	1,196
Louisiana-Pacific Corp.*	416	4,368
LSB Industries, Inc.*	78	3,092
Lubrizol Corp.	244	32,686
Martin Marietta Materials, Inc.	161	14,437
Materion Corp.*	68	2,774
MeadWestvaco Corp.	600	18,198
Minerals Technologies, Inc.	54	3,700
Molycorp, Inc.*	104	6,242
Monsanto Co.	1,909	137,944
Mosaic Co./The	552	43,470
Myers Industries, Inc.	201	1,996
Nalco Holding Co.	448	12,235
Neenah Paper, Inc.	69	1,516
NewMarket Corp.	37	5,854
Newmont Mining Corp.	1,658	90,494
Nucor Corp.	1,102	50,714
Olin Corp.	239	5,478
Olympic Steel, Inc.	35	1,148
OM Group, Inc.*	100	3,654
Omnova Solutions, Inc.*	154	1,212
Owens-Illinois, Inc.*	587	17,722
P.H. Glatfelter Co.	115	1,532
Packaging Corp. of America	381	11,007
PolyOne Corp.	300	4,263
PPG Industries, Inc.	5,255	500,329
Praxair, Inc.	1,077	109,423
Quaker Chemical Corp.	43	1,727
Reliance Steel & Aluminum Co.	264	15,254
Rock-Tenn Co., Class A	127	8,807
Rockwood Holdings, Inc.*	179	8,810
Royal Gold, Inc.	162	8,489
RPM International, Inc.	408	9,682
RTI International Metals, Inc.*	100	3,115
Schnitzer Steel Industries, Inc., Class A	80	5,201
Schweitzer-Mauduit International, Inc.	54	2,733
Scotts Miracle-Gro Co./The, Class A	177	10,239
Sealed Air Corp.	553	14,743
Sensient Technologies Corp.	152	5,448
Sherwin-Williams Co./The	3,886	326,385
Sigma-Aldrich Corp.	446	28,383
Silgan Holdings, Inc.	210	8,009
Solutia, Inc.*	427	10,846
Sonoco Products Co.	380	13,767
Southern Copper Corp.	612	24,645
Spartech Corp.*	206	1,494
Steel Dynamics, Inc.	739	13,871
Stepan Co.	21	1,523
Stillwater Mining Co.*	161	3,692
STR Holdings, Inc.*	61	1,170
Temple-Inland, Inc.	393	9,196
Texas Industries, Inc.	66	2,985
Thompson Creek Metals Co., Inc.*	565	7,085
Titanium Metals Corp.*	359	6,670
United States Steel Corp.	500	26,970
Universal Stainless & Alloy*	50	1,686
US Gold Corp.*	415	3,664
Valspar Corp.	356	13,920
Vulcan Materials Co.	437	19,927
Walter Energy, Inc.	193	26,138
Wausau Paper Corp.	212	1,620
Westlake Chemical Corp.	62	3,484
Worthington Industries, Inc.	200	4,184
WR Grace & Co.*	268	10,262
Zep, Inc.	96	1,671
Zoltek Cos., Inc.*	100	1,343
		2,998,765
Telecommunication Services — 0.7%
AboveNet, Inc.	80	5,189
Alaska Communications Systems Group, Inc.	100	1,065
American Tower Corp., Class A*	1,481	76,745
AT&T, Inc.	20,651	631,921
Atlantic Tele-Network, Inc.	27	1,004
Cbeyond, Inc.*	100	1,167
CenturyLink, Inc.	2,078	86,341
Cincinnati Bell, Inc.*	800	2,144
Clearwire Corp., Class A*	455	2,543
Cogent Communications Group, Inc.*	121	1,727
Consolidated Communications Holdings, Inc.	67	1,255
Crown Castle International Corp.*	1,042	44,337
Frontier Communications Corp.	3,404	27,981
General Communication, Inc., Class A*	200	2,188
Global Crossing Ltd.*	78	1,086
Hughes Communications, Inc.*	43	2,566
Leap Wireless International, Inc.*	180	2,788
Level 3 Communications, Inc.*	5,500	8,085
MetroPCS Communications, Inc.*	940	15,266
Neutral Tandem, Inc.*	124	1,829
NII Holdings, Inc.*	620	25,835
NTELOS Holdings Corp.	100	1,841
PAETEC Holding Corp.*	323	1,079
Premiere Global Services, Inc.*	200	1,524
SBA Communications Corp., Class A*	374	14,840
Shenandoah Telecommunications Co.	100	1,806
Sprint Nextel Corp.*	9,989	46,349
Telephone & Data Systems, Inc.	311	10,481
tw telecom, inc.*	571	10,963
United States Cellular Corp.*	51	2,626
USA Mobility, Inc.	100	1,449
Verizon Communications, Inc.	9,897	381,430
Vonage Holdings Corp.*	830	3,785
Windstream Corp.	1,658	21,338
		1,442,573
Utilities — 1.1%
AES Corp./The*	2,464	32,032
AGL Resources, Inc.	283	11,275
Allete, Inc.	100	3,897
Alliant Energy Corp.	386	15,027
Ameren Corp.	825	23,158
American Electric Power Co., Inc.	1,663	58,438
American States Water Co.	59	2,116
American Water Works Co., Inc.	542	15,203
Aqua America, Inc.	625	14,306
Atmos Energy Corp.	312	10,639
Avista Corp.	200	4,626
Black Hills Corp.	139	4,648
California Water Service Group	49	1,821
Calpine Corp.*	1,235	19,599
CenterPoint Energy, Inc.	1,502	26,375
CH Energy Group, Inc.	49	2,476
Cleco Corp.	200	6,858
CMS Energy Corp.	743	14,593
Consolidated Edison, Inc.	987	50,061
Consolidated Water Co. Ltd.	193	2,104
Constellation Energy Group, Inc.	618	19,238
Dominion Resources, Inc.	2,142	95,747
DPL, Inc.	506	13,869
DTE Energy Co.	586	28,691
Duke Energy Corp.	4,502	81,711
Dynegy, Inc.*	303	1,724
Edison International	9,491	347,276
El Paso Electric Co.*	159	4,834
Empire District Electric Co./The	100	2,179
Energen Corp.	266	16,790
Entergy Corp.	662	44,493
Exelon Corp.	2,336	96,337
FirstEnergy Corp.	1,465	54,337
GenOn Energy, Inc.*	2,389	9,102
Great Plains Energy, Inc.	428	8,569
Hawaiian Electric Industries, Inc.	344	8,531
IDACORP, Inc.	143	5,448
Integrys Energy Group, Inc.	240	12,122
ITC Holdings Corp.	197	13,770
Laclede Group, Inc./The	55	2,095
MDU Resources Group, Inc.	640	14,701
MGE Energy, Inc.	80	3,239
Middlesex Water Co.	71	1,291
National Fuel Gas Co.	274	20,276
New Jersey Resources Corp.	168	7,216
NextEra Energy, Inc.	1,465	80,751
Nicor, Inc.	178	9,559
NiSource, Inc.	900	17,262
Northeast Utilities	629	21,763
Northwest Natural Gas Co.	74	3,414
NorthWestern Corp.	100	3,030
NRG Energy, Inc.*	800	17,232
NSTAR	445	20,590
NV Energy, Inc.	743	11,063
OGE Energy Corp.	393	19,870
Oneok, Inc.	397	26,551
Ormat Technologies, Inc.	53	1,342
Otter Tail Corp.	100	2,273
Pepco Holdings, Inc.	688	12,831
PG&E Corp.	1,409	62,250
Piedmont Natural Gas Co., Inc.	258	7,830
Pinnacle West Capital Corp.	383	16,389
PNM Resources, Inc.	300	4,476
Portland General Electric Co.	262	6,228
PPL Corp.	1,713	43,339
Progress Energy, Inc.	982	45,309
Public Service Enterprise Group, Inc.	1,821	57,380
Questar Corp.	620	10,819
SCANA Corp.	402	15,827
Sempra Energy	895	47,883
SJW Corp.	40	926
South Jersey Industries, Inc.	133	7,444
Southern Co./The	2,919	111,243
Southwest Gas Corp.	150	5,846
TECO Energy, Inc.	740	13,882
UGI Corp.	412	13,555
UIL Holdings Corp.	150	4,578
Unisource Energy Corp.	100	3,613
Vectren Corp.	252	6,854
Westar Energy, Inc.	338	8,930
WGL Holdings, Inc.	166	6,474
Wisconsin Energy Corp.	910	27,755
Xcel Energy, Inc.	1,668	39,849
		2,049,048
Total Common Stocks (Active & Passive Domestic Equities)
(Cost $55,153,707)		67,550,079

Registered Investment Companies (Active International & Global Equities) (11.4%)
Dodge & Cox Global Stock Fund	1,359,408	12,615,304
Longleaf Partners International Fund	614,161	9,691,456
Total Registered Investment Companies (Active International & Global Equities)
(Cost $16,050,000)		22,306,760

	Cost	Fair Value
Partnerships (Active Domestic & International Equities) (15.6%)
Partnership (Active Domestic Equity) — 0.8%
ValueAct Capital Partners II, L.P.(a)	$2,044,683	$1,528,000
Partnership (Active International Equity) — 14.8%
Harris Associates International Value, L.P.(a)	7,213,012	14,847,000
Walter Scott International Fund, LLC(a)	10,100,000	14,161,000
Total Partnerships (Active Domestic & International Equities)
(Cost $19,357,695)		30,536,000

TOTAL EQUITY INVESTMENTS
(Cost $90,561,402)		120,392,839

ALTERNATIVE ASSETS (24.0%)
Hedge Funds
Absolute Return
Brigade Leveraged Capital Structures Fund LP(a)	3,000,000	3,040,000
Canyon Value Realization Fund, L.P.(a)	5,574,218	8,514,000
GoldenTree Credit Opportunities, L.P.(a)	3,500,000	4,384,000
Perry Partners, L.P.(a)	6,319,727	8,185,000
Taconic Opportunity Fund, L.P.(a)	6,496,823	7,885,000
Equity Hedge
Conatus Capital Partners LP(a)	2,000,000	2,023,000
Lansdowne European Strategic Equity Fund, L.P.(a)	3,500,000	4,794,000
Millgate Partners II, L.P.(a)	4,000,000	3,597,000
Royal Capital Value Fund (QP), LP(a)	3,500,000	4,553,000

TOTAL ALTERNATIVE ASSETS
(Cost $37,890,768)		46,975,000

	Principal Amount	Fair Value
FIXED INCOME INVESTMENTS (8.8%)
Asset-Backed Securities (0.1%)
National Credit Union Administration Guaranteed Notes
Series 2010-A1, Class A, 0.61%, due 12/07/20(c)	$55,324	$55,382
Series 2011-R3, Class 1A, 0.67%, due 03/11/20(c)	100,000	100,000
		155,382
Certificate of Deposit (0.0%)
Bank of Nova Scotia/TX, 0.50%, due 07/27/12	50,000	49,987

Collateralized Mortgage Obligations (0.3%)
National Credit Union Administration Guaranteed Notes
Series 2010-C1, Class APT, 2.65%, due 10/29/20	98,880	97,268
Series 2010-R1, Class 1A, 0.71%, due 10/07/20(c)	27,923	27,958
Series 2010-R2, Class 1A, 0.63%, due 11/06/17(c)	167,665	167,716
Series 2010-R3, Class 1A, 0.82%, due 12/08/20(c)	388,474	390,296
		683,238
Corporate Bonds (4.8%)
Consumer Discretionary — 0.5%
AutoZone, Inc., 4.00%, due 11/15/20	99,000	92,087
Best Buy Co., Inc., 3.75%, due 03/15/16	70,000	69,097
CBS Corp., 8.88%, due 05/15/19	80,000	100,456
Daimler Finance North America LLC MTN, 5.75%, due 09/08/11	59,000	60,284
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, due 03/01/16	105,000	105,228
NBCUniversal Media LLC, 3.65%, due 04/30/15(b)	171,000	175,556
News America, Inc., 6.65%, due 11/15/37	29,000	30,415
Omnicom Group, Inc., 5.90%, due 04/15/16	93,000	103,994
Time Warner Cable, Inc., 6.75%, due 06/15/39	52,000	54,370
Time Warner Cable, Inc., 7.50%, due 04/01/14	38,000	43,556
Time Warner, Inc., 3.15%, due 07/15/15	41,000	41,522
Viacom, Inc., 6.88%, due 04/30/36	39,000	42,705
		919,270
Consumer Staples — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 1.04%, due 03/26/13(c)	50,000	50,422
Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	72,000	77,278
Archer-Daniels-Midland Co., 0.47%, due 08/13/12(c)	40,000	40,054
Coca-Cola Co./The, 0.36%, due 05/15/12(c)	40,000	40,289
Corn Products International, Inc., 4.63%, due 11/01/20	36,000	35,384
CVS Caremark Corp., 6.13%, due 09/15/39	55,000	56,006
Diageo Finance B.V., 3.88%, due 04/01/11	50,000	50,004
General Mills, Inc., 6.00%, due 02/15/12	39,000	40,812
Kellogg Co., 5.13%, due 12/03/12	59,000	62,942
Kraft Foods, Inc., 5.38%, due 02/10/20	55,000	58,066
Kroger Co./The, 7.50%, due 04/01/31	17,000	20,303
PepsiAmericas, Inc., 5.63%, due 05/31/11	50,000	50,370
Reynolds American, Inc., 1.01%, due 06/15/11(c)	20,000	20,015
Wm. Wrigley Jr. Co., 1.68%, due 06/28/11(b)(c)	70,000	70,036
Wm. Wrigley Jr. Co., 2.45%, due 06/28/12(b)	45,000	45,153
Wm. Wrigley Jr. Co., 3.70%, due 06/30/14(b)	65,000	66,482
		783,616
Energy — 0.4%
Canadian Natural Resources Ltd., 4.90%, due 12/01/14	45,000	48,829
Devon Financing Corp. ULC, 6.88%, due 09/30/11	75,000	77,292
Encana Corp., 6.50%, due 08/15/34	14,000	14,986
Enterprise Products Operating LLC, Series G, 5.60%, due 10/15/14	59,000	65,181
Kinder Morgan Energy Partners, L.P., 5.95%, due 02/15/18	84,000	92,494
Marathon Oil Corp., 5.90%, due 03/15/18	16,000	17,977
Petro-Canada, 6.05%, due 05/15/18	45,000	50,647
Petroleos Mexicanos, 6.00%, due 03/05/20	90,000	95,535
Shell International Finance B.V., 1.30%, due 09/22/11	100,000	100,477
Total Capital Canada Ltd., 0.68%, due 01/17/14(c)	115,000	115,349
TransCanada PipeLines Ltd., 7.25%, due 08/15/38	46,000	54,960
		733,727
Financials — 2.1%
American Express Co., 8.13%, due 05/20/19	61,000	76,108
American Express Credit Corp. MTN, Series D, 5.13%, due 08/25/14	75,000	80,902
Ameriprise Financial, Inc., 5.30%, due 03/15/20	46,000	48,759
AngloGold Ashanti Holdings plc, 5.38%, due 04/15/20	50,000	50,717
Banco de Credito del Peru/Panama, 4.75%, due 03/16/16(b)	120,000	118,200
Bank of America Corp., 3.70%, due 09/01/15	77,000	77,123
Banque PSA Finance, 2.20%, due 04/04/14(b)(c)	30,000	29,913
Barclays Bank plc, 1.34%, due 01/13/14(c)	100,000	101,121
Barclays Bank plc, 5.14%, due 10/14/20	120,000	113,558
Boston Properties LP, 6.25%, due 01/15/13	5,000	5,399
Caisse Centrale Desjardins du Quebec, 1.70%, due 09/16/13(b)	30,000	29,889
Caterpillar Financial Services Corp. MTN, 4.25%, due 02/08/13	54,000	57,082
Chubb Corp., 6.38%, due 03/29/67	86,000	90,515
Citigroup, Inc., 2.31%, due 08/13/13(c)	30,000	30,882
Citigroup, Inc., 6.00%, due 12/13/13	75,000	81,549
Citigroup, Inc., 6.01%, due 01/15/15	45,000	49,177
CME Group, Inc., 5.40%, due 08/01/13	54,000	58,813
Commonwealth Bank of Australia, 1.04%, due 03/17/14(b)(c)	150,000	149,784
Credit Suisse AG MTN, 5.40%, due 01/14/20	121,000	122,207
Digital Realty Trust LP., 5.88%, due 02/01/20	45,000	46,968
ERP Operating L.P., 5.13%, due 03/15/16	95,000	102,016
Export-Import Bank of Korea, 5.88%, due 01/14/15	100,000	109,506
General Electric Capital Corp., 5.30%, due 02/11/21	40,000	40,627
General Electric Capital Corp., 6.38%, due 11/15/67	30,000	30,825
General Electric Capital Corp. MTN, 1.88%, due 09/16/13	188,000	187,936
General Electric Capital Corp. MTN, 3.50%, due 06/29/15	97,000	99,148
General Electric Capital Corp. MTN, 4.38%, due 09/16/20	62,000	60,252
General Electric Capital Corp. MTN, 5.88%, due 01/14/38	79,000	77,995
General Electric Capital Corp. MTN, Series G, 0.31%, due 09/21/12(c)	50,000	50,035
Goldman Sachs Group, Inc./The, 1.31%, due 02/07/14(c)	20,000	20,145
Goldman Sachs Group, Inc./The, 6.15%, due 04/01/18	72,000	78,061
Goldman Sachs Group, Inc./The, 6.75%, due 10/01/37	80,000	80,690
Health Care REIT, Inc., 4.70%, due 09/15/17	112,000	112,325
Health Care REIT, Inc., 4.95%, due 01/15/21	69,000	66,399
HSBC USA, Inc., 5.00%, due 09/27/20	118,000	115,863
John Deere Capital Corp., 0.53%, due 03/03/14(c)	30,000	29,836
John Deere Capital Corp., 7.00%, due 03/15/12	25,000	26,532
John Deere Capital Corp. MTN, 5.35%, due 01/17/12	50,000	51,943
JPMorgan Chase & Co., 1.10%, due 01/24/14(c)	30,000	30,166
JPMorgan Chase & Co., 5.55%, due 01/22/17	45,000	47,800
JPMorgan Chase & Co., 6.30%, due 04/23/19	30,000	33,207
KeyCorp MTN, 6.50%, due 05/14/13	70,000	76,296
Landwirtschaftliche Rentenbank, 5.25%, due 07/15/11	75,000	76,022
Lloyds TSB Bank plc, 2.65%, due 01/24/14(c)	130,000	133,264
Macquarie Group Ltd., 6.00%, due 01/14/20(b)	140,000	140,895
Merrill Lynch & Co., Inc. MTN, 6.88%, due 04/25/18	69,000	76,638
MetLife, Inc., 6.75%, due 06/01/16	53,000	61,265
MetLife, Inc., 10.75%, due 08/01/39	15,000	20,700
NASDAQ OMX Group, Inc./The, 5.55%, due 01/15/20	82,000	80,300
National Rural Utilities Cooperative Finance Corp. MTN, 0.41%, due 12/09/11(c)	50,000	49,984
New York Life Global Funding, 0.56%, due 04/04/14(b)(c)	50,000	50,015
Nissan Motor Acceptance Corp., 4.50%, due 01/30/15(b)	40,000	41,809
NYSE Euronext, 4.80%, due 06/28/13	60,000	64,005
PACCAR Financial Corp. MTN, 0.69%, due 04/05/13(c)	20,000	20,100
Royal Bank of Scotland plc/The, 3.25%, due 01/11/14	100,000	101,211
SunTrust Banks, Inc., 3.60%, due 04/15/16	60,000	59,642
Toyota Motor Credit Corp. MTN, 1.38%, due 08/12/13	30,000	29,888
Vornado Realty LP, 4.25%, due 04/01/15	81,000	82,940
Wells Fargo & Co., 3.68%, due 06/15/16	45,000	45,266
Westpac Banking Corp., 0.85%, due 04/08/13(b)(c)	100,000	100,139
		4,180,352
Health Care — 0.5%
Aetna, Inc., 5.75%, due 06/15/11	39,000	39,412
Express Scripts, Inc., 7.25%, due 06/15/19	81,000	96,731
Genzyme Corp., 3.63%, due 06/15/15	87,000	90,379
Gilead Sciences, Inc., 4.50%, due 04/01/21	85,000	83,990
GlaxoSmithKline Capital, Inc., 4.85%, due 05/15/13	40,000	43,043
McKesson Corp., 5.25%, due 03/01/13	27,000	28,923
Quest Diagnostics, Inc., 1.16%, due 03/24/14(c)	10,000	10,029
Sanofi-Aventis S.A., 0.51%, due 03/28/13(c)	30,000	29,988
Sanofi-Aventis S.A., 1.63%, due 03/28/14	10,000	9,984
Sanofi-Aventis S.A., 2.63%, due 03/29/16	50,000	49,570
Teva Pharmaceutical Finance III B.V., 0.81%, due 03/21/14(c)	115,000	115,405
Teva Pharmaceutical Finance III LLC, 0.71%, due 12/19/11(c)	40,000	40,109
UnitedHealth Group, Inc., 5.38%, due 03/15/16	50,000	55,080
Watson Pharmaceuticals, Inc., 5.00%, due 08/15/14	85,000	91,401
WellPoint, Inc., 5.85%, due 01/15/36	26,000	26,236
Wyeth, 5.50%, due 02/01/14	85,000	93,735
		904,015
Industrials — 0.0%
BAE Systems Holdings, Inc., 6.40%, due 12/15/11(b)	30,000	31,192
Embraer Overseas Ltd., 6.38%, due 01/15/20	20,000	21,500
General Electric Co., 5.25%, due 12/06/17	30,000	32,670
		85,362
Information Technology — 0.2%
Cisco Systems, Inc., 0.56%, due 03/14/14(c)	80,000	80,258
Cisco Systems, Inc., 5.90%, due 02/15/39	54,000	56,034
Microsoft Corp., 0.88%, due 09/27/13	30,000	29,786
Microsoft Corp., 3.00%, due 10/01/20	178,000	165,261
Symantec Corp., 4.20%, due 09/15/20	90,000	84,695
		416,034
Materials — 0.3%
ArcelorMittal, 9.85%, due 06/01/19	75,000	95,156
Cliffs Natural Resources, Inc., 4.80%, due 10/01/20	43,000	42,452
Dow Chemical Co./The, 4.85%, due 08/15/12	54,000	56,569
Dow Chemical Co./The, 8.55%, due 05/15/19	46,000	58,146
Dow Chemical Co./The, 9.40%, due 05/15/39	38,000	56,425
Inversiones CMPC S.A., 4.75%, due 01/19/18(b)	110,000	108,233
Teck Resources Ltd., 4.50%, due 01/15/21	61,000	60,834
Vale Overseas Ltd., 5.63%, due 09/15/19	20,000	20,944
Vale Overseas Ltd., 6.25%, due 01/23/17	20,000	22,263
Vale Overseas Ltd., 6.88%, due 11/21/36	19,000	20,232
		541,254
Telecommunication Services — 0.2%
AT&T Wireless, Inc., 8.13%, due 05/01/12	89,000	95,790
AT&T Wireless, Inc., 8.75%, due 03/01/31	23,000	31,564
Telecom Italia Capital S.A., 6.00%, due 09/30/34	33,000	29,860
Telecom Italia Capital S.A., 6.18%, due 06/18/14	10,000	10,737
Telefonica Emisiones S.A.U., 2.58%, due 04/26/13	97,000	97,926
Verizon Communications, Inc., 0.92%, due 03/28/14(c)	50,000	50,266
Verizon Communications, Inc., 4.60%, due 04/01/21	90,000	89,615
		405,758
Utilities — 0.2%
Duke Energy Ohio, Inc., 5.70%, due 09/15/12	55,000	58,529
Georgia Power Co., 1.30%, due 09/15/13	50,000	49,994
MidAmerican Energy Holdings Co., 6.13%, due 04/01/36	76,000	80,611
NextEra Energy Capital Holdings, Inc., 0.71%, due 11/09/12(c)	30,000	30,099
NextEra Energy Capital Holdings, Inc., 6.00%, due 03/01/19	29,000	31,757
Pacific Gas & Electric Co., 6.05%, due 03/01/34	37,000	38,555
Wisconsin Energy Corp., 6.50%, due 04/01/11	50,000	50,008
		339,553
Foreign Government Securities (0.2%)
Brazilian Government International Bond, 7.88%, due 03/07/15	40,000	47,640
Chile Government International Bond, 5.50%, due 01/15/13	110,000	117,546
Malaysia Government International Bond, 7.50%, due 07/15/11	110,000	111,914
Mexico Government International Bond MTN, Series A, 6.75%, due 09/27/34	22,000	24,816
Peruvian Government International Bond, 8.38%, due 05/03/16	40,000	49,100
South Africa Government International Bond, 6.88%, due 05/27/19	100,000	116,125
		467,141
Municipal Bond (0.0%)
California (0.0%)
California State Build America Bonds, GO , Series 2009, 7.55%, due 04/01/39	70,000	76,089

U.S. Government Agency Mortgage-Backed Securities (1.8%)
Federal Home Loan Mortgage Corp. (0.1%)
6.00%, due 11/01/36	178,002	194,213

Federal National Mortgage Association (1.4%)
3.58%, due 02/01/41(c)	152,643	157,972
4.00%, due 04/25/41, TBA	290,000	285,197
4.50%, due 04/25/41, TBA	120,000	122,119
5.00%, due 04/25/41, TBA	560,000	585,813
5.00%, due 06/01/33	178,927	188,324
5.00%, due 09/01/33	256,586	270,474
5.50%, due 04/01/34	176,984	190,672
5.50%, due 04/01/36	130,749	140,508
5.50%, due 05/01/34	285,520	307,453
5.50%, due 05/25/41, TBA	410,000	437,162
		2,685,694
Government National Mortgage Association (0.3%)
4.00%, due 09/20/40	137,449	137,671
4.50%, due 05/20/40	385,604	397,855
5.50%, due 04/15/41, TBA	50,000	54,141
		589,667

U.S. Government Agency Securities (0.5%)
Federal Home Loan Mortgage Corp. (0.2%)
0.88%, due 10/28/13	370,000	366,919

Federal National Mortgage Association (0.3%)
0.63%, due 09/24/12	150,000	150,093
1.63%, due 10/26/15	310,000	301,644
4.50%, due 03/01/40	54,928	56,079
		507,816

U.S. Treasury Securities (1.1%)
U.S. Treasury Bonds (0.2%)
4.38%, due 05/15/40	90,000	87,990
5.00%, due 05/15/37	100,000	108,656
5.38%, due 02/15/31	145,000	165,821
		362,467
U.S. Treasury Notes (0.9%)
0.50%, due 04/15/15	460,000	485,201
0.63%, due 01/31/13	333,000	332,402
0.75%, due 12/15/13	300,000	296,976
1.38%, due 11/30/15	400,000	387,344
2.50%, due 03/31/15	28,000	28,798
2.75%, due 02/15/19	280,000	273,590
		1,804,311
TOTAL FIXED INCOME INVESTMENTS
(Cost $17,055,458)		17,251,865

SHORT-TERM INVESTMENTS (5.7%)
Commercial Paper (1.1%)
JPMorgan Chase & Co.
0.15%, 04/01/11	2,069,987	2,069,987

U.S. Government Agency Securities (1.8%)
Federal Home Loan Mortgage Corp. Discount Note
0.08%, due 06/20/11(d)	1,500,000	1,499,700
Federal National Mortgage Association Discount Notes
0.09%, due 06/22/11(d)	1,000,000	999,795
0.09%, due 06/29/11(d)	1,000,000	999,778
		3,499,273
U.S. Treasury Securities (2.8%)
U.S. Treasury Bills
0.08%, due 04/14/11	1,500,000	1,499,951
0.10%, due 01/13/11	2,800,000	2,799,991
0.11%, due 04/28/11	250,000	249,979
0.11%, due 07/28/11 (e)	40,000	39,986
0.12%, due 08/11/11	650,000	649,702
0.16%, due 09/22/11	230,000	229,817
		5,469,426
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,038,161)		11,038,686
TOTAL INVESTMENTS (100.0%)
(Cost $156,545,789)(f)		$195,658,390
Other Assets in Excess of Liabilities (0.0%)		7,885
NET ASSETS (100.0%)		$195,666,275

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2011

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Securities were valued at fair value — at March 31, 2011, the Fund held $77,511,000 of fair valued securities, representing 39.6% of net assets.
(b)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Variable or floating rate security. Rate disclosed is as of March 31, 2011.
(d)	Zero coupon security. Rate disclosed is yield as of March 31, 2011.
(e)	Security has been pledged as collateral for futures contracts.
(f)	Estimated tax basis approximates book cost. See Note H to the Financial Statements.

ADR	— American Depositary Receipt.
GO	— General Obligation.
MTN	— Medium Term Note.
REIT	— Real Estate Investment Trust.
TBA	— Security is subjected to delayed delivery.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Attached to this Form N-CSR as exhibit 12(a)(4) are copies of the proxy voting policies and procedures of the Fund and its investment advisers, Hall Capital Partners LLC, Payden & Rygel, Pzena Investment Management, LLC and Geode Capital Management, LLC.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Hall Capital Partners LLC

Hall Capital Partners LLC (the “Adviser”), serves as the Fund’s investment adviser and provides investment management services to the Fund.  The Adviser is responsible for developing, implementing and supervising the Fund’s investment program, subject to the supervision of the Fund’s Board of Directors.  The Adviser has substantial investment management experience and, as of March 31, 2011, had approximately $22.4 billion under advisement for 127 clients and 22 pooled vehicles.  Other than the Fund, the Adviser has no clients that are registered investment companies and has limited experience managing registered investment companies.

The Adviser’s Investment Review Committee will review and make a final decision on the eligibility of any potential investment for the Fund. The members of the Investment Review Committee are currently Kathryn A. Hall, John W. Buoymaster, Sarah E. Stein and Eric E. Alt. Biographical information concerning members of the Adviser’s Investment Review Committee is set forth below.

Kathryn A. Hall. Ms. Hall is Chief Executive Officer, Chief Investment Officer, Chairman, and Managing Director of Hall Capital Partners LLC which she founded in 1994. She is also a member of the firm's Executive Committee and Investment Review Committee.  Previously, Ms. Hall was a General Partner of Laurel Arbitrage Partners, a risk arbitrage investment partnership that she founded in 1989.  Prior to that, she was a General Partner of HFS Management Partners, (predecessor to Farallon Capital Partners), HFS Partners I, and Hellman & Friedman.  Ms. Hall began her career at Morgan Stanley where she worked in both the risk arbitrage and mergers & acquisitions departments.  Currently, Ms. Hall is chair of the Board of Directors of Princeton University Investment Company ("PRINCO") and a member of the Board of Trustees of Princeton University.  She serves on the advisory boards of Friedman, Fleischer & Lowe Capital Partners III, General Catalyst Group III, IV, and V, Qiming Venture Partners I and II, Riva Capital Partners (Abrams Capital), and TMG Partners.  She also serves on the Board and Investment Committee of St. Ignatius College Preparatory, as well as the Boards of the San Francisco Ballet Association, the Thacher School, and the UCSF Foundation.  She previously served on the Boards of Stanford Management Company, Mills College, San Francisco Day School, Larkin Street Youth Center, Juma Ventures and Yerba Buena Center for the Arts, as well as the Investment Committee of the UCSF Foundation.  She was a Director of the American Century Mountain View Funds from 2002 to 2007.  Ms. Hall graduated cum laude from Princeton University with an A.B. in Economics and earned an M.B.A. from Stanford Graduate School of Business.

John W. Buoymaster. Mr. Buoymaster is President and Managing Director of Hall Capital Partners LLC.  He is a a member of the firm's Executive Committee and Investment Review Committee, in addition to having direct portfolio management and relationship responsibility for a number of the firm's clients.  Mr. Buoymaster joined the firm in 1998 as Managing Director.  Previously, he was a Vice President in the San Francisco office of J.P. Morgan & Co.  At J.P. Morgan, Mr. Buoymaster advised individuals and families on investment strategy, portfolio structuring, and generational planning.  From 1977 through 1991, Mr. Buoymaster was associated with the San Francisco and Palo Alto law firm of Cooley Godward Castro Huddleson & Tatum, and was a partner in that firm from 1984 through 1991.  His practice concentrated on estate and tax planning and estate and trust administration, primarily for venture capitalists and founders of emerging companies.  He also represented non-profit organizations, including family foundations and non-profit research organizations.  Mr. Buoymaster is a member of the Advisory Board for Kohlberg Investors IV and V, L.P., which are private investment partnerships. the Stanford Law School Board of Visitors and the Investment Committee of The Children's Health Council (Palo Alto). He sits on the Board of Directors of Northern California Public Broadcasting, Inc. (KQED), is a member of the Stanford Law School Board of Visitors, chairs the Planned Giving Executive Committee at Williams College, and serves on the Investment Committee of the Children's Health Council (Palo Alto). He previously served as a director or trustee of various non-profit organizations, including Marin Country Day School, The Little School (San Francisco), Goodwill Industries of San Francisco, San Mateo and Marin Counties, and the Children's Health Council (Palo Alto).  Mr. Buoymaster graduated magna cum laude from Williams College with a B.A. in Economics and earned a J.D. from Stanford Law School.

Sarah E. Stein.  Ms. Stein is a Managing Director, Co-Director of Research, and Head of the Capital Markets group.  She is also a member of the firm's Executive Committee and Investment Review Committee.  Ms. Stein joined the firm in 2002 in the Portfolio Management practice.  She was promoted to Deputy Director of Research and Managing Director in 2006 and was most recently promoted to Co-Director of Research.  Ms. Stein’s prior experience includes working in the Investment Management Division at Goldman Sachs & Co., the Fisher Family Foundation, and teaching English in Guangzhou, China.  Ms. Stein is a Trustee of the Crystal Springs Uplands School.  She is a member of the Investment Committee of the Foundation for California Community Colleges, The San Francisco Foundation, and Crystal Springs Uplands School where she also serves as Chair.  Ms. Stein also serves on the Endowment Committee of the Jewish Community Endowment Fund.  She previously served as a Trustee of Princeton University, the Breakthrough Collaborative and KIPP Bayview Academy.  Ms. Stein graduated cum laude from Princeton University with an A.B. in History. She also earned an M.B.A. from the Stanford School of Business and an M.A. from the Stanford School of Education.

Eric E. Alt. Mr. Alt is a Managing Director, Co-Director of Research, and Head of the Absolute Return group which covers credit, distressed, and absolute return investments. He is also a member of the firm's Executive Committee and Investment Review Committee. Prior to joining the Firm in 2006, Mr. Alt spent four years as a Managing Director in convertible securities at Piper Jaffray & Co. in San Francisco. Previously, he worked for Robertson Stephens, most recently as a Managing Director in the convertible securities department. While at Piper Jaffray & Co. and Robertson Stephens, Mr. Alt was involved in over 100 convertible new issue and restructuring transactions. Prior to joining Robertson Stephens in 1997, Mr. Alt was a principal in an entrepreneurial venture and also worked at Kluge & Company, a private investment firm, where he focused on venture investments. He started his career in 1989 at Arthur Andersen & Co. in Dallas as a Certified Public Accountant in the firm's Real Estate Advisory Group. Mr. Alt graduated summa cum laude from The University of Texas at Austin with a B.B.A. in Accounting and earned an M.B.A. from The Wharton School of The University of Pennsylvania.

Ms. Hall is currently and has been since Fund inception primarily responsible for the day-to-day management of the Fund.

The table below describes certain information regarding the accounts that Ms. Hall, either alone or together with other Managing Directors of the Adviser, managed or advised as of March 31, 2011:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance- Based	Assets Managed for which Investment Advisory Fee is Performance- Based
Registered Investment Companies	1	$196,928,385	0	$0
Other Pooled Investment Vehicles	22	$2,148,486,833	2	$358,112,628
Other accounts (Advisory Clients)	126	$20,035,831,259	22	$3,661,226,240
Totals	149	$22,381,246,477

Potential Conflicts of Interest. Ms. Hall manages or advises accounts for many clients. There are certain inherent conflicts of interest between the Fund and other clients for which the Adviser acts as investment adviser or portfolio manager. In particular, some of these clients may seek to invest in the same Portfolio Funds as the Fund or to dispose of some investments the Fund is seeking to acquire. In addition, the Adviser may have conflicts of interest in the allocation of management and staff time, services and functions between the Fund and other entities.

The Adviser seeks to manage such potential conflicts among its clients, including the Fund, through allocation policies and procedures (the “Allocation Policies”), which the Adviser has developed to provide assurances that no one client, regardless of type, is intentionally favored at the expense of another. The Allocation Policies are reasonably designed to address potential conflicts in situations where two or more client accounts participate in investment decisions involving the same Portfolio Funds.

Under the Allocation Policies, the Adviser will allocate investment opportunities in a manner consistent with the Firm’s fiduciary duties and follows a policy designed to allocate investment opportunities fairly and equitably taking into consideration each client’s investment objectives, restrictions or policies; however, there can be no assurance that a particular investment opportunity that comes to the attention of the Adviser will be allocated in any particular manner.

In addition, Ms. Hall, like all Adviser personnel, is required to adhere to the Adviser’s Code of Ethics concerning personal investments.

Because clients advised by the Adviser have different investment objectives or considerations than the Fund, decisions for each such client are made separately and independently in light of the objectives and purposes of such accounts. In addition, the Adviser does not devote its full time and attention to the Fund and will only be required to devote such time and attention to the Fund as it, in its sole discretion, deems necessary for the management of the Fund.

Compensation of Hall Capital Portfolio Managers.    Ms. Hall’s compensation consists of base salary and bonus, both of which are determined by the Adviser’s Compensation Committee based primarily on subjective guidelines. Ms. Hall’s base salary is fixed and compensation is not based on specific investment performance. As with all Adviser personnel, she is eligible for the standard retirement benefits and health and welfare benefits granted by the Adviser. Ms. Hall also has preexisting equity ownership in the Adviser and may be eligible for additional equity ownership if approved by the Adviser’s Board of Directors and Compensation Committee.

As of March 31, 2011, Ms. Hall did not, and is not eligible to, own any units of the Fund.

Sub-Adviser Portfolio Manager Disclosure

Pzena Investment Management, LLC

Pzena Investment Management, LLC (“PIM”), located at 120 West 45th Street, 20th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of March 31, 2011, PIM had assets of approximately $16.3 billion under management. PIM serves as a Sub-Adviser to the Fund pursuant to an Investment Sub-Advisory Agreement among the Fund, the Adviser and PIM. As compensation for its investment advisory services relating to active U.S. equity investments, the Fund pays PIM a sub-advisory fee based on the monthly value of the Fund’s assets managed by PIM, at the following annual rate: (i) 0.70% per annum on the first $25,000,000; (ii) 0.50% per annum on the next $75,000,000; (iii) 0.40% per annum on the next $200,000,000, and (iv) 0.35% per annum thereafter. The sub-advisory fee is paid monthly in arrears. For purposes of calculating the sub-advisory fee, the value of the assets will be based on the average daily net assets during the month, accrued daily at the rate of 1/365th of the applicable fee.

Investment decisions for the Fund are made by a three-person investment team consisting of Richard S. Pzena, John P. Goetz and Antonio DeSpirito, III. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of each of the three individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process. Richard S. Pzena and John P. Goetz are currently, and have been since Fund inception, responsible for providing sub-advisory services to the Fund. Antonio DeSpirito, III has also been responsible for providing sub-advisory services to the Fund since January 1, 2006.

The business backgrounds of each member of the investment team responsible for overseeing the Fund’s investments are:

Richard S. Pzena — Managing Principal, Chief Executive Officer, Co-Chief Investment Officer and Founder. Mr. Pzena has worked in investment management since 1986 and has been with PIM since 1995. Education: B.S. and M.B.A., The Wharton School of the University of Pennsylvania.

John P. Goetz — Managing Principal and Co-Chief Investment Officer. Mr. Goetz has worked in investment management since 1996 and has been with PIM since 1996, and has managed assets in the Fund since inception. Education: B.A., Wheaton College; M.B.A., Kellogg School, Northwestern University.

Antonio DeSpirito, III — Managing Principal Value, All Cap Value and Large Cap Portfolio Manager. Mr. DeSpirito has been with PIM since 1996. Previously, Tony was one of the Portfolio Managers for PIM’s Small Cap Value Service. Education: B.S., the Wharton School of the University of Pennsylvania; J.D. Harvard Law School.

Number of Other Accounts Managed & Assets by Account Type as of March 31, 2011				Number of Accounts & Assets for which Advisory Fee is Performance Based as of March 31, 2011
Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Pzena Investment Management	12 ($3,823 million)	85 ($3,752 million)	197 ($7,645 million)	0	1 ($61 million)	11 ($1,130 million)
Richard S. Pzena(1)	8 ($2,953 million)	60 ($1,270 million)	187 ($5,928 million)	0	0	11 ($1,130 million)
John Goetz(1)	10 ($3,760 million)	85 ($3,752 million)	197 ($7,645 million)	0	1 ($61 million)	11 ($1,130 million)
Antonio DeSpirito, III(1)	5 ($2,834 million)	45 ($1,199 million)	133 ($4,567 million)	0	0	9 ($1,106 million)

(1)
Pzena Investment Management is a registered investment adviser that follows a classic value investment approach. As of March 31, 2011, the firm manages approximately $16.3 billion in assets for separate accounts primarily under ten separate asset strategies: Value, Small Cap Value, Mid Cap Value, Large Cap Value, All-Cap Value, International Value, International Diversified Value, European Markets Value, Global Value, and Financial Opportunities. Investment decisions for each strategy are normally made by a three-person investment team. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of each of the team individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process.

Potential Conflicts of Interest. In PIM’s view, conflicts of interest may arise in managing the Fund’s portfolio investments, on the one hand, and the portfolios of PIM’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and PIM’s policy or procedure for handling them. Although PIM has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. PIM seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product-specific basis. Thus, all Value Accounts, whether they be Fund accounts, institutional accounts or individual accounts, are managed using the same investment discipline, strategy and proprietary investment model as the Fund.

If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, PIM has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. Changes to the allocations made at the time of the creation of the order are only implemented if there is a partial fill for an order. Depending upon the size of the execution, PIM may choose to allocate the executed shares pro rata, or on a random basis. As with all trade allocations, each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an Account from an otherwise acceptable IPO or new issue investment include the Account having FINRA restricted person status, lack of available cash to make the purchase, or a client-imposed trading prohibition on IPOs or on the business of the issuer.

With respect to securities transactions for the Accounts, PIM determines which broker to use to execute each order, consistent with its duty to seek best execution. PIM will bunch or aggregate like orders where doing so will be beneficial to the Accounts. However, with respect to certain Accounts, PIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, PIM may place separate, non-simultaneous, transactions for the Fund and another Account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

Conflicts of interest may arise when members of the portfolio management team trade personally in securities investments made or to be made for the Fund or other Accounts. To address this, PIM has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by PIM’s Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include any employee or officer of PIM. In addition, no Access Person shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell, or to sell and subsequently purchase, within 60 calendar days) of non-exempt securities. Finally, orders for proprietary accounts (i.e., accounts of PIM’s principals, affiliates or employees or their immediate family which are managed by PIM) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.

Proxy voting for the Fund and the other Accounts’ securities holdings may also pose certain conflicts. PIM has identified the following areas of concern: (1) where PIM manages the assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more Accounts; (2) where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; (3) where PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; and (4) where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling. PIM proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.

PIM manages some Accounts under performance-based fee arrangements. PIM recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To attempt to prevent conflicts of interest associated with managing accounts with different compensation structures, PIM generally requires portfolio decisions to be made on a product specific basis. PIM also requires pre-allocation of all client orders based on specific fee-neutral criteria. Additionally, PIM requires average pricing of all aggregated orders. Finally, PIM has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

Compensation of PIM Portfolio Managers. Portfolio managers and other investment professionals at PIM are compensated through a combination of fixed base salary, performance bonus and equity ownership, if appropriate due to superior performance. PIM avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. The portfolio managers’ bonuses are not specifically dependent upon the performance of the Fund relative to the performance of the Fund’s benchmark. For investment professionals, we examine such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, we always look at the person as a whole and the contributions that they have made and are likely to make in the future. The time frame we examine for bonus compensation is annual. Longer-term success is required for equity ownership consideration. Ultimately, equity ownership is the primary tool used by PIM for attracting and retaining the best people.

All shares are voting shares. The equity ownership in PIM as of March 31, 2011 of each member of the investment team who makes investment decisions for the Fund is as follows:

Richard S. Pzena	Greater than 25% but less than 50%

John P. Goetz	Greater than 5% but less than 10%

Antonio DeSpirito, III	Less than 5%

As of March 31, 2011, the portfolio managers did not, and are not eligible to, own any units of the Fund.

Payden & Rygel

Payden & Rygel, located at 333 South Grand Avenue, Los Angeles, California 90071, is a Sub-Adviser to the Fund. Payden & Rygel manages the portion of the Fund’s assets allocated to a fixed income strategy and manages the Fund’s cash account. As compensation, the Fund pays Payden & Rygel an annual fee accrued daily at the rate of 1/365th of the applicable fee rate and payable on the first business day of each month for managing cash and equivalent assets of 0.15% and for managing fixed income assets of 0.22% on the first $50 million and 0.15% per annum thereafter. For purposes of calculating the advisory fee, the value of the assets will be based on the average daily net assets during the month.

Payden & Rygel is one of the largest global independent investment managers in the United States, with approximately $56.4 billion in assets under management as of March 31, 2011. Founded in 1983, the firm is a leader in the active management of fixed income and equity portfolios for a diversified client base. Payden & Rygel is a privately held corporation with twenty shareholders, all of whom are active in the management of the firm. Payden & Rygel advises corporations, foundations and endowments, pension plans, public funds and individual investors on their overall investment strategies. The firm manages its portion of the Fund employing a core bond investment strategy and utilizing a team approach that exploits the collective wisdom of a highly qualified group of professionals. The Investment Policy Committee of Payden & Rygel (“IPC”), comprised of principals averaging an 18-year tenure with the firm, oversees the investment process.

Set forth below are the portfolio managers of Payden & Rygel primarily responsible for the day-to-day management of the Fund’s assets.

Name	Title	Responsibilities	Years with Firm	Business Experience
Brian W. Matthews	Managing Principal	Investment Policy Committee; Senior Portfolio Manager	25	Payden & Rygel

Mary Beth Syal	Managing Principal	Investment Policy Committee; Senior Portfolio Manager	20	Payden & Rygel

Mike Salvay	Managing Principal	Investment Policy Committee; Senior Portfolio Manager	14	Payden & Rygel

Payden & Rygel’s investment management structure employs a team approach. As part of this process, the IPC relies upon two internal groups when formulating its investment policy. The first group, or the investment strategy group, is comprised of investment strategists and traders. The second group involved in the portfolio process, the portfolio management group, is comprised of professionals who have significant strategy and trading experience and/or have earned the CFA designation.

Brian W. Matthews, CFA and Mike Salvay, CFA – Senior Portfolio Managers. As members of the firm’s IPC, their primary role is to develop a broad portfolio structure that reflects both the macro mandates of Payden & Rygel IPC and the securities that are available in the market. The IPC also has discretion over major decisions such as duration or portfolio sector weights. Brian Matthews earned a B.S. degree in Economics from the University of Notre Dame.  Mike Salvay earned an M.B.A. degree from the Amos Tuck School at Dartmouth College and a B.A. degree in Economics from the University of California, San Diego.

Mary Beth Syal, CFA, Senior Portfolio Manager. Ms. Syal focuses on client-related issues related to the Fund portfolios. As such, she is the main contact with the client. Ms. Syal is responsible for identifying and communicating client objectives, constraints, risk tolerances and time horizons to the investment strategy group. Because Payden & Rygel believes that client issues are as important as market issues, the interchange between the portfolio managers and portfolio strategists is critical. Ms. Syal reviews all portfolio holdings on a regular basis.  Mary Beth Syal earned a B.A. degree in Government from Smith College.

Brian Matthews and Mary Beth Syal have been providing sub-advisory service to the Fund since inception. Mike Salvay has been providing sub-advisory services to the Fund since June 2007.

Payden & Rygel’s investment management philosophy is founded on a team approach to investing. The Investment Policy Committee, composed of nine principals, including Brian Matthews, Mary Beth Syal, and Mike Salvay, sets overall policy for all portfolios managed by Payden & Rygel, including the Fund’s assets. The group at Payden & Rygel responsible for day-to-day portfolio management of the Fund’s assets, the Core Bond Strategy Group manages $12.2 billion in Core Bond assets as of March 31, 2011 and is responsible for executing that policy. Set forth in the chart below are the total number of all accounts, and the total assets for those accounts, for which Mr. Matthews, Ms. Syal and Mr. Salvay are directly assigned day-to-day responsibility as of March 31, 2011.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Brian W. Matthews	Registered Investment Companies:	2	$0.75 billion	0	$0
	Other Pooled Investment Vehicles:	4	$0.73 billion	0	$0
	Other Accounts:	29	$5.74 billion	0	$0
Mary Beth Syal	Registered Investment Companies:	7	$1.52 billion	0	$0
	Other Pooled Investment Vehicles:	0	$0.00 billion	0	$0
	Other Accounts:	25	$3.11 billion	0	$0
Mike Salvay	Registered Investment Companies:	2	$0.53 billion	0	$0
	Other Pooled Investment Vehicles:	1	$0.03 billion	0	$0
	Other Accounts:	31	$6.32 billion	0	$0

Potential Conflicts of Interest. Conflicts of interest may arise where Payden & Rygel or its employees have reason to favor the interests of one client over another, e.g., larger accounts over smaller accounts, or accounts compensated by performance fees over accounts not so compensated. In such a situation, Payden & Rygel and its employees are specifically prohibited from engaging in any inappropriate favoritism of one client over another client that would constitute a breach of fiduciary duty.

Client Accounts: Trade Allocation/Aggregation Policy. To maintain efficient trading operations and to ensure that its clients enjoy the benefits of such efficient operations, Payden & Rygel often trades securities in large dollar amounts, which are then allocated in smaller amounts among several client accounts. Clients generally benefit from this process because these “block trades” are transacted at a price that may not be available in smaller size trades. Whether allocating block trades among client accounts, or allocating investment opportunities (e.g., allocation of opportunities to invest in initial public offerings or other new issues), or determining how to aggregate equitably trades for two or more clients, Payden & Rygel goal and procedures are the same in each case. It seeks to treat similar client portfolios with similar investment strategies fairly with no client receiving preferential treatment over another client. Thus, when purchasing a security that is suitable for more than one client account with similar investment strategies, the basic procedure of the Payden & Rygel traders is to allocate the purchase of the security on a pro rata basis across all such accounts.

Compensation of Payden & Rygel Portfolio Managers In addition to highly competitive base salaries, each portfolio manager receives an annual pre-tax cash bonus based on merit and corporate profitability for that year. Salaries are fixed and bonuses are extended to all members of the firm.

Key personnel, including portfolio managers, also may receive either a deferred compensation plan or equity ownership in the company.

Payden & Rygel provides investment management services to all client accounts, including Kiewit Investment Fund LLLP, based on the team approach. As a result, a portfolio manager’s compensation is not tied directly to the specific performance of the account, but rather to the overall performance of the team and the individual’s contribution to that team effort. The following factors are evaluated in the bonus process: level of responsibility, leadership, aiding in the achievement of account objectives and application of knowledge and expertise, as determined by their supervisor.

As of March 31, 2011, the portfolio managers did not, and are not eligible to, own any units of the Fund.

Geode Capital Management, LLC

Geode Capital Management, LLC (“Geode”), One Post Office Square, Boston, MA 02109-2106, serves as a Sub-Adviser for the Fund’s passive U.S. equity investments in accordance with the Fund’s investment objective, policies and restrictions. As compensation for its investment advisory services, the Fund pays Geode a monthly fee at the annual rate of 0.10% of the first $100,000,000 of the Fund’s average daily net assets managed by Geode, 0.08% of the next $150,000,000 and 0.06% on any amount in excess of $250,000,000 in net assets.  There is a minimum per annum fee of $40,000.  Geode is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of Geode Capital Holdings LLC, a privately held company.  As of March 31, 2011, Geode had over $107 billion in assets under management.

Portfolio Management Team: Geode manages the Fund’s assets allocated to it using a team of investment professionals.  The team approach is used to create an environment that encourages the flow of investment ideas.  The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the investment strategy.  This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis, while retaining responsibility for the implementation of the strategy within any particular portfolio.  The approach also enables the team to draw upon the resources of other groups within the firm.  Key professionals involved in the day-to-day portfolio management of the Fund include the following persons: Bobe Simon, CFA has been a Portfolio Manager with Geode since April 2005.  He has served as a portfolio manager for other registered investment companies since May 2005.  In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development.  Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.  Mr. Simon received an MBA from the Stern School of Business at New York University and a B.S. in Mechanical Engineering from Rutgers University.

Patrick Waddell, CFA has been a Portfolio Manager with Geode since July 2006.  Mr. Waddell was an Assistant Portfolio Manager with Geode from 2004 to 2006.  He has served as a portfolio manager for other registered investment companies since July 2006.  In addition to his portfolio management responsibilities, Mr. Waddell is responsible for quantitative research and new product development.  Prior to joining Geode, Mr. Waddell was employed by Fidelity Management & Trust Company from 1997 to 1999 and Fidelity Management & Research Company from 1999 to 2004 where he worked as a Senior Portfolio Assistant for over two years.  Mr. Waddell received a B.A. from the University of Massachusetts.

Louis Bottari has been a Portfolio Manager with Geode since July 2010.  He also serves as an Assistant Portfolio Manager for other registered investment companies.  Prior to July 2010, Mr. Bottari was an assistant portfolio manager with Geode since May 2008. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for quantitative research and new product development.  Prior to joining Geode, Mr. Bottari was employed by Fidelity Management & Research Company from 1991 to 2008 and served as an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008.  Mr. Bottari received his B.S. in Accounting and Finance from Boston College.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009.  He also serves as a Portfolio Manager for other registered investment companies.  In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development.  Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003-2007 and Lazard Asset Management from 2007 to 2009.  He holds an M.A. in Statistics from Columbia University and a B.A. in Economics from State University of New York at Birmingham.

Eric Matteson has been an assistant portfolio manager with Geode since March 2010. He also serves as an assistant portfolio manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Matteson is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Matteson worked as a Portfolio Manager at Rampart Investment Management Company from February 2005 to March 2010.

Geode manages the Fund’s assets using a team of investment professionals.  The members of this team involved in the day-to-day management of the portion of the Fund allocated to Geode and who receive compensation for their services are:  Bobe Simon, CFA, Patrick Waddell, CFA, Louis Bottari, Maximilian Kauffman and Eric Matteson.  The following table lists the number and types of accounts managed by the Portfolio Management Team (“PM Team”) and assets under management in those accounts as of March 31, 2011:

				Advisory Fee Based on Performance
Portfolio Manager	Type of Account	Number of Accounts Managed	Assets Managed ($ millions)	Number of Accounts Managed	Assets Managed ($ millions)
Bobe Simon	Registered Investment Companies	21	$92,009	0	0
	Other Pooled Investment Vehicles	2	$4,516	0	0
	Other accounts	16	$10,013	0	0
Patrick Waddell	Registered Investment Companies	21	$92,009	0	0
	Other Pooled Investment Vehicles	2	$4,516	0	0
	Other accounts	13	$10,008	0	0
Louis Bottari	Registered Investment Companies	21	$92,009	0	0
	Other Pooled Investment Vehicles	2	$4,516	0	0
	Other accounts	13	$10,008	0	0
Maximilian Kaufmann	Registered Investment Companies	21	$92,009	0	0
	Other Pooled Investment Vehicles	2	$4,516	0	0
	Other accounts	13	$10,008	0	0
Eric Matteson	Registered Investment Companies	21	$92,009	0	0
	Other Pooled Investment Vehicles	2	$4,516	0	0
	Other accounts	15	$2,258	0	0

Potential Conflicts of Interest.  A portfolio manager’s compensation plan can give rise to potential conflicts of interest.  A manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales.  Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple accounts.  Securities selected for accounts other than the Fund may outperform the securities selected for the Fund.  In addition to managing the Fund’s investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

Compensation of Geode Portfolio Managers. Portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan.  A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode.  Each portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode.  The primary component for determining each portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years.

A portion of each portfolio manager’s bonus is linked to the fund’s or account’s relative pre-tax investment performance measured against the fund’s or account’s index and pre-tax investment performance (based on the performance of the fund or account) within its respective Lipper index objective.  A subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion.

Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

As of March 31, 2011, the portfolio managers did not, and are not eligible to, own any units of the Fund.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of units of the registrant's equity securities made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures adopted by the Nominating Committee of the registrant’s Board of Directors by which Unitholders may recommend nominees to the Board as noted in the registrant’s Statement of Additional Information.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – See Item 2 Above.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with Form N-CSR are attached hereto.

(a)(3)	Not applicable

(a)(4)	Proxy voting policies and procedures of the Fund and its investment advisers are attached hereto in response to Item 7.

(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 to accompany the Form N-CSR is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By:   /s/ Eric Olson
Eric Olson
President and Chief Executive Officer
May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Eric Olson
Eric Olson
President and Chief Executive Officer
May 25, 2011

By:   /s/ Denise A. Meredith
Denise A. Meredith
Treasurer and Chief Financial Officer
May 25, 2011